Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

Investments	Shares	Value
COMMON STOCKS - 98.4%

Australia - 6.0%
AGL Energy Ltd.	16,894	$177,744
Alumina Ltd.	131,655	117,646
APA Group	23,287	146,234
Aristocrat Leisure Ltd.(a)	6,567	85,813
ASX Ltd.	3,796	179,106
Aurizon Holdings Ltd.	53,370	138,173
Australia & New Zealand Banking Group Ltd.	51,802	537,724
Bank of Queensland Ltd.(a)	17,627	53,943
Bendigo & Adelaide Bank Ltd.(a)	12,483	47,904
BHP Group Ltd.(a)	46,944	832,656
BHP Group PLC	36,640	568,806
Boral Ltd.	32,620	40,928
Brambles Ltd.	20,037	129,504
Caltex Australia Ltd.	7,882	107,676
Challenger Ltd.	18,796	46,016
Commonwealth Bank of Australia	31,805	1,203,404
Crown Resorts Ltd.	22,102	102,809
CSL Ltd.	2,332	423,452
CSR Ltd.	28,061	54,444
Downer EDI Ltd.	21,353	38,946
Fortescue Metals Group Ltd.	49,071	300,339
GUD Holdings Ltd.	11,981	68,710
Harvey Norman Holdings Ltd.(a)	47,847	86,390
Iluka Resources Ltd.	11,101	47,425
Incitec Pivot Ltd.	33,811	41,802
Infomedia Ltd.	28,830	25,145
Insurance Australia Group Ltd.	38,671	146,745
IOOF Holdings Ltd.(a)	14,180	31,765
Japara Healthcare Ltd.(a)	42,399	12,975
Macquarie Group Ltd.	6,110	320,673
Magellan Financial Group Ltd.	3,338	88,912
Medibank Pvt Ltd.	58,590	95,388
National Australia Bank Ltd.	58,967	601,994
New Hope Corp., Ltd.(a)	58,541	49,804
NIB Holdings Ltd.	16,287	51,138
Origin Energy Ltd.	16,779	44,981
Pendal Group Ltd.	15,457	42,099
Perpetual Ltd.(a)	2,929	45,230
Platinum Asset Management Ltd.(a)	24,945	50,841
QBE Insurance Group Ltd.	21,709	114,268
Ramsay Health Care Ltd.	3,794	133,011
Rio Tinto Ltd.	6,024	311,809
Santos Ltd.	30,190	63,194
Service Stream Ltd.	20,036	22,319
Sims Ltd.	7,302	27,307
Sonic Healthcare Ltd.	10,146	151,086
South32 Ltd.	113,763	122,894
Suncorp Group Ltd.	22,816	127,496
Sydney Airport	59,049	202,028
Tabcorp Holdings Ltd.	54,545	84,462
Telstra Corp., Ltd.	134,682	253,067
Transurban Group	41,638	306,834
Treasury Wine Estates Ltd.	9,697	59,528
Wesfarmers Ltd.	28,517	598,143
Westpac Banking Corp.	74,508	752,443
Whitehaven Coal Ltd.(a)	39,265	46,262
Woodside Petroleum Ltd.	21,891	243,985
Woolworths Group Ltd.	17,622	378,573
Worley Ltd.(a)	7,772	29,255

Total Australia		11,213,248

Austria - 0.5%
Andritz AG	2,925	91,726
BAWAG Group AG(b)	3,524	98,911
Erste Group Bank AG	6,017	111,477
Lenzing AG	470	25,992
Oesterreichische Post AG(a)	2,994	107,097
OMV AG	6,382	176,187
Porr AG(a)	1,177	19,449
Raiffeisen Bank International AG	3,849	56,487
UNIQA Insurance Group AG	11,206	86,808
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,329	81,415

Total Austria		855,549

Belgium - 1.1%
Ageas	4,543	188,974
Anheuser-Busch InBev S.A./N.V.	15,843	703,520
Colruyt S.A.	2,327	125,801
KBC Group N.V.	9,039	416,756
Proximus SADP	10,426	238,751
Solvay S.A.	2,075	151,134
UCB S.A.	1,636	141,813
Umicore S.A.	3,292	115,047

Total Belgium		2,081,796

China - 3.3%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	32,000	47,066
China Everbright International Ltd.	90,666	52,054
China Jinmao Holdings Group Ltd.	266,000	172,279
China Mobile Ltd.	360,000	2,677,625
China Overseas Grand Oceans Group Ltd.	138,000	80,832
China Overseas Land & Investment Ltd.	142,000	440,607
China Resources Power Holdings Co., Ltd.	166,000	182,900
China Taiping Insurance Holdings Co., Ltd.	21,600	35,392
China Unicom Hong Kong Ltd.	228,000	131,489
CITIC Ltd.	421,000	440,505
CITIC Telecom International Holdings Ltd.	105,000	34,815
CNOOC Ltd.	973,000	1,020,590
CSPC Pharmaceutical Group Ltd.	48,000	96,113
Fosun International Ltd.	165,000	190,739
Genertec Universal Medical Group Co., Ltd.(a)(b)	237,500	147,999
Guangdong Investment Ltd.	112,000	215,882
Shenzhen Investment Ltd.	408,000	127,386

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

Investments	Shares	Value
Sino-Ocean Group Holding Ltd.	298,500	$75,868

Total China		6,170,141

Denmark - 1.5%
AP Moller - Maersk A/S Class B(a)	81	72,558
Coloplast A/S Class B	2,368	343,528
Danske Bank A/S	21,609	244,344
DSV Panalpina A/S	754	68,539
GN Store Nord A/S	941	42,036
H. Lundbeck A/S	3,878	115,072
Novo Nordisk A/S Class B	16,939	1,019,085
Novozymes A/S Class B	899	40,886
Orsted A/S(b)	2,988	292,789
Pandora A/S	3,472	112,776
Rockwool International A/S Class B	59	10,671
Sydbank A/S	2,691	38,026
Topdanmark A/S(a)	1,883	75,865
Tryg A/S	6,626	163,000
Vestas Wind Systems A/S	1,026	83,368

Total Denmark		2,722,543

Finland - 1.8%
Ahlstrom-Munksjo Oyj	3,491	42,748
Elisa Oyj(a)	3,262	202,155
Fiskars Oyj Abp(a)	6,180	65,098
Fortum Oyj	19,960	292,928
Huhtamaki Oyj	801	25,646
Kemira Oyj	4,700	45,537
Kesko Oyj Class B	2,030	114,935
Kone Oyj Class B	5,342	302,571
Metso Oyj	3,616	86,178
Neste Oyj	7,330	248,122
Nokian Renkaat Oyj(a)	3,228	78,170
Nordea Bank Abp	137,875	780,406
Orion Oyj Class B(a)	3,043	124,475
Sampo Oyj Class A	10,906	318,551
Stora Enso Oyj Class R	13,060	132,496
TietoEVRY Oyj(a)	4,693	101,855
UPM-Kymmene Oyj(a)	11,865	326,644
Valmet Oyj	1,460	28,628
Wartsila Oyj Abp(a)	5,403	39,661

Total Finland		3,356,804

France - 10.0%
Accor S.A.	4,740	130,024
Aeroports de Paris	990	94,995
Air Liquide S.A.	3,581	458,347
ALD S.A.(b)	8,271	72,603
Amundi S.A.(b)	3,507	207,218
AXA S.A.	44,502	770,925
BioMerieux	680	76,553
BNP Paribas S.A.	30,457	919,355
Bollore S.A.	27,586	75,975
Bollore S.A. Non-Voting Shares*	136	446
Bouygues S.A.	7,817	229,183
Bureau Veritas S.A.	6,426	122,052
Capgemini SE	1,435	121,241
Carrefour S.A.(a)	8,738	138,208
Cie de Saint-Gobain	7,855	191,038
Cie Generale des Etablissements Michelin SCA	2,035	180,999
Cie Plastic Omnium S.A.	3,629	51,028
CNP Assurances	10,973	107,398
Covivio	1,964	110,659
Credit Agricole S.A.	62,862	461,445
Danone S.A.	7,232	465,327
Dassault Systemes SE	1,045	154,795
Edenred	4,143	173,154
Eiffage S.A.	1,267	89,669
Electricite de France S.A.	30,467	240,227
Elis S.A.	4,178	39,608
Engie S.A.	52,679	544,033
EssilorLuxottica S.A.	3,293	355,110
Eutelsat Communications S.A.	7,809	81,623
Faurecia SE	2,474	74,108
Gaztransport Et Technigaz S.A.	1,070	78,662
Hermes International	398	274,601
ICADE	2,248	177,967
Ipsen S.A.	644	33,339
JCDecaux S.A.	3,485	63,095
Kering S.A.	991	517,482
Klepierre S.A.	7,542	145,400
L’Oreal S.A.	3,149	825,457
Legrand S.A.	2,610	167,476
LVMH Moet Hennessy Louis Vuitton SE	3,220	1,195,793
Metropole Television S.A.	4,406	49,408
Natixis S.A.	84,517	275,149
Nexity S.A.	1,725	53,035
Orange S.A.	43,755	534,593
Pernod Ricard S.A.	1,590	225,842
Peugeot S.A.	11,287	150,659
Publicis Groupe S.A.	3,506	100,483
Renault S.A.	6,420	124,741
Rubis SCA	1,875	78,303
Safran S.A.	2,564	225,462
Sanofi	18,922	1,663,880
Schneider Electric SE	6,403	552,079
SEB S.A.	476	59,280
Societe Generale S.A.	26,994	454,595
Sodexo S.A.	2,086	141,086
Sopra Steria Group	583	63,938
SPIE S.A.	4,323	43,426
Suez	13,204	134,392
Teleperformance	613	127,662
Thales S.A.	1,485	124,455
TOTAL S.A.	52,591	2,042,197
Valeo S.A.	5,085	85,088
Veolia Environnement S.A.	11,169	238,670
Vicat S.A.	431	10,924
Vinci S.A.	6,521	539,500
Vivendi S.A.	10,760	230,520
Wendel S.A.	874	69,815

Total France		18,615,800

Germany - 7.4%
adidas AG	1,148	259,361
Allianz SE Registered Shares	5,805	999,253
Aurubis AG	1,312	54,417
BASF SE	16,781	794,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

Investments	Shares	Value
Bayer AG Registered Shares	18,638	$1,080,812
Bayerische Motoren Werke AG	11,533	596,221
Brenntag AG	3,325	123,424
Carl Zeiss Meditec AG Bearer Shares	789	76,487
Commerzbank AG	19,921	72,318
Continental AG	2,823	203,229
Covestro AG(b)	3,690	112,842
Daimler AG Registered Shares	26,487	799,810
Deutsche Boerse AG	1,830	250,996
Deutsche Post AG Registered Shares	19,879	540,398
Deutsche Telekom AG Registered Shares	78,696	1,020,130
Deutsche Wohnen SE Bearer Shares	3,274	124,692
Duerr AG	2,007	41,159
E.ON SE	35,982	372,743
Evonik Industries AG	8,926	186,773
Fielmann AG	2,841	165,684
Freenet AG	10,226	180,257
Fresenius Medical Care AG & Co. KGaA	2,567	169,562
Fresenius SE & Co. KGaA	4,400	163,811
Fuchs Petrolub SE	2,192	70,231
GEA Group AG	3,412	70,103
Hannover Rueck SE	1,762	253,269
HeidelbergCement AG	2,652	113,748
Henkel AG & Co. KGaA	2,265	167,383
Hochtief AG	1,362	90,414
Hugo Boss AG	3,422	86,773
Infineon Technologies AG	6,960	102,563
KION Group AG	1,494	64,654
LEG Immobilien AG	1,488	167,679
METRO AG	8,140	70,274
MTU Aero Engines AG	445	65,112
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	2,043	412,694
ProSiebenSat.1 Media SE	10,243	81,259
RWE AG	8,350	219,522
SAP SE	6,266	706,788
Siemens AG Registered Shares	11,315	961,820
Siemens Healthineers AG(b)	7,795	308,295
Software AG	2,866	85,851
Symrise AG	985	91,867
Talanx AG	4,888	166,050
Telefonica Deutschland Holding AG	117,161	290,406
TUI AG	20,627	92,999
Uniper SE	5,507	135,897
Volkswagen AG	3,584	477,411
Wacker Chemie AG	1,015	50,685
Wirecard AG	235	26,984

Total Germany		13,819,537

Hong Kong - 2.8%
AIA Group Ltd.	65,600	593,717
Bank of East Asia Ltd. (The)	42,149	90,705
BOC Hong Kong Holdings Ltd.	158,500	438,636
CLP Holdings Ltd.	33,000	304,416
Galaxy Entertainment Group Ltd.	41,000	218,730
Hang Lung Properties Ltd.	66,000	134,028
Hang Seng Bank Ltd.	23,200	396,599
Henderson Land Development Co., Ltd.	74,000	282,122
Hong Kong & China Gas Co., Ltd.	113,213	186,670
Hong Kong Exchanges & Clearing Ltd.	9,905	298,777
MTR Corp., Ltd.	53,643	277,181
New World Development Co., Ltd.	155,010	166,791
PCCW Ltd.	230,000	126,708
Power Assets Holdings Ltd.	38,500	230,228
Sino Land Co., Ltd.	122,000	154,883
SJM Holdings Ltd.	130,000	109,858
Sun Hung Kai Properties Ltd.	38,000	501,052
Swire Pacific Ltd. Class A	9,000	58,000
Swire Pacific Ltd. Class B	72,500	74,175
Swire Properties Ltd.	53,800	151,317
Techtronic Industries Co., Ltd.	18,000	116,812
Wharf Holdings Ltd. (The)(a)	46,000	81,544
Wheelock & Co., Ltd.	32,000	218,400

Total Hong Kong		5,211,349

Ireland - 0.4%
AIB Group PLC*	46,176	51,781
Bank of Ireland Group PLC	16,416	31,054
CRH PLC	7,885	214,998
DCC PLC	1,080	68,296
Flutter Entertainment PLC	1,385	125,435
Greencore Group PLC	25,631	52,423
Smurfit Kappa Group PLC	3,724	105,096
Total Produce PLC	45,446	42,386

Total Ireland		691,469

Israel - 0.3%
Delek Automotive Systems Ltd.	15,390	60,560
Delek Group Ltd.	1,545	40,921
First International Bank of Israel Ltd.	8,691	213,157
Harel Insurance Investments & Financial Services Ltd.	13,965	76,586
Israel Chemicals Ltd.	22,795	72,687
Menora Mivtachim Holdings Ltd.	5,889	66,690
Migdal Insurance & Financial Holdings Ltd.	72,267	38,019

Total Israel		568,620

Italy - 3.3%
A2A SpA	75,270	93,575
ACEA SpA	5,220	82,936
Ascopiave SpA	24,572	90,726
Assicurazioni Generali SpA	20,668	281,434
ASTM SpA	5,895	103,363
Azimut Holding SpA	4,329	62,605
Banca Generali SpA	3,228	67,722
Banca Mediolanum SpA	21,974	112,116
Credito Emiliano SpA	15,839	66,737
DiaSorin SpA	714	94,561
Enel SpA	167,091	1,162,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

Investments	Shares	Value
Eni SpA	69,833	$706,476
ERG SpA	4,208	75,307
Esprinet SpA	23,237	82,100
Ferrari N.V.	509	79,056
FinecoBank Banca Fineco SpA	9,992	90,889
Hera SpA	27,334	98,015
IMA Industria Macchine Automatiche SpA(a)	646	37,780
Infrastrutture Wireless Italiane SpA(b)	14,676	159,100
Intesa Sanpaolo SpA	594,898	971,556
Italgas SpA	18,637	102,022
Leonardo SpA	3,323	22,140
Mediobanca Banca di Credito Finanziario SpA	15,956	88,029
Piaggio & C. SpA	8,595	15,372
Pirelli & C SpA(b)	16,887	60,498
Poste Italiane SpA(b)	23,517	199,207
Recordati SpA	3,050	128,978
Saras SpA	48,381	45,123
Snam SpA	62,909	290,189
Societa Cattolica di Assicurazioni SC	11,988	59,350
Telecom Italia SpA RSP	147,519	58,352
Terna Rete Elettrica Nazionale SpA	33,711	213,429
UniCredit SpA	20,458	160,433
Unipol Gruppo SpA	16,060	55,227
UnipolSai Assicurazioni SpA	73,172	179,845

Total Italy		6,196,444

Japan - 22.1%
Advantest Corp.(a)	3,500	140,707
Aeon Co., Ltd.	10,400	231,111
AGC, Inc.	5,100	125,616
Ahresty Corp.	20,000	65,583
Aisin Seiki Co., Ltd.	6,600	162,868
Ajinomoto Co., Inc.	8,400	156,437
Amada Holdings Co., Ltd.	11,000	86,916
ANA Holdings, Inc.	6,800	166,229
Aozora Bank Ltd.(a)	6,200	118,423
Artnature, Inc.	28,000	166,773
Asahi Group Holdings Ltd.	5,500	178,825
Asahi Kasei Corp.	18,100	128,228
Astellas Pharma, Inc.	23,800	368,392
Azbil Corp.	4,000	103,895
Bank of the Ryukyus Ltd.	10,100	99,171
Bridgestone Corp.	9,900	304,735
Brother Industries Ltd.	6,400	98,056
Canon Electronics, Inc.	8,100	119,675
Canon, Inc.	22,700	496,034
Chiba Bank Ltd. (The)(a)	24,900	109,098
Chubu Electric Power Co., Inc.	12,200	172,284
Citizen Watch Co., Ltd.(a)	43,600	155,087
Concordia Financial Group Ltd.	34,200	99,792
Dai Nippon Toryo Co., Ltd.	16,700	122,982
Dai-ichi Life Holdings, Inc.	16,100	193,206
Daido Steel Co., Ltd.(a)	2,900	93,483
Daifuku Co., Ltd.(a)	1,600	101,524
Daiichi Sankyo Co., Ltd.	4,100	282,334
Daikin Industries Ltd.	1,700	207,392
Daito Trust Construction Co., Ltd.	1,500	139,850
Daiwa House Industry Co., Ltd.	9,000	223,218
Daiwa Securities Group, Inc.	39,900	154,936
Denso Corp.	9,300	300,739
Dentsu Group, Inc.	5,700	110,193
DIC Corp.	4,500	99,750
Disco Corp.	600	118,716
Dowa Holdings Co., Ltd.	3,700	96,960
East Japan Railway Co.	3,400	257,500
Electric Power Development Co., Ltd.	5,900	119,033
Elematec Corp.	7,800	55,562
Enplas Corp.	2,600	51,058
FamilyMart Co., Ltd.	4,000	71,808
FANUC Corp.	4,400	597,304
Fast Retailing Co., Ltd.	400	163,735
Fuji Electric Co., Ltd.	2,800	63,519
Fujitsu Ltd.	2,200	198,796
Fukuoka Financial Group, Inc.	7,500	99,416
Hakuto Co., Ltd.	12,000	107,489
Hamamatsu Photonics K.K.	2,800	114,640
Hikari Tsushin, Inc.	700	117,558
Hino Motors Ltd.	18,200	97,950
Hirose Electric Co., Ltd.	900	93,372
Hitachi Chemical Co., Ltd.	2,900	123,301
Hitachi Construction Machinery Co., Ltd.(a)	5,200	105,440
Hitachi High-Tech Corp.	1,500	110,880
Hitachi Ltd.	8,200	238,735
Hitachi Metals Ltd.(a)	7,200	75,965
Hokuhoku Financial Group, Inc.	11,300	101,324
Honda Motor Co., Ltd.	25,500	573,989
Hulic Co., Ltd.	19,300	196,298
Ichiken Co., Ltd.	6,000	66,861
Idemitsu Kosan Co., Ltd.(a)	3,400	78,044
IHI Corp.	3,800	44,422
Ines Corp.	9,200	115,389
Isuzu Motors Ltd.	14,000	92,763
ITOCHU Corp.(a)	28,100	583,709
Iyo Bank Ltd. (The)	28,600	144,914
Japan Airlines Co., Ltd.(a)	7,000	129,035
Japan Exchange Group, Inc.	10,400	183,617
Japan Post Holdings Co., Ltd.	57,300	448,878
Japan Post Insurance Co., Ltd.(a)	8,400	104,344
Japan Tobacco, Inc.	47,900	885,632
JSR Corp.	7,200	132,922
JTEKT Corp.	11,100	75,573
JXTG Holdings, Inc.	72,100	247,246
Kaga Electronics Co., Ltd.	1,900	29,955
Kajima Corp.	10,900	111,974
Kansai Electric Power Co., Inc. (The)	16,000	178,371
Kansai Paint Co., Ltd.(a)	3,600	68,629
Kao Corp.	4,000	327,173
Kawasaki Heavy Industries Ltd.(a)	5,900	85,750
KDDI Corp.	35,200	1,040,137
Keio Corp.	2,100	124,302
Keyence Corp.	330	106,469
Koito Manufacturing Co., Ltd.	2,400	81,256
Komatsu Ltd.	16,900	278,418
Kuraray Co., Ltd.	8,000	80,923
Kyokuto Securities Co., Ltd.	14,200	76,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

Investments	Shares	Value
Kyowa Exeo Corp.(a)	4,000	$89,148
Kyowa Kirin Co., Ltd.	8,200	183,969
Kyushu Electric Power Co., Inc.(a)	11,800	94,986
Kyushu Railway Co.(a)	6,000	172,294
Lawson, Inc.	4,300	236,200
LIXIL Group Corp.	7,800	97,179
Mabuchi Motor Co., Ltd.	3,900	116,326
Makita Corp.	3,900	119,758
Marubeni Corp.	43,600	217,687
Marubun Corp.(a)	24,500	108,027
Matsui Securities Co., Ltd.(a)	13,500	99,166
Maxell Holdings Ltd.(a)	6,100	60,121
Mazda Motor Corp.(a)	10,900	57,754
McDonald’s Holdings Co., Japan Ltd.	4,200	189,468
MEIJI Holdings Co., Ltd.	2,300	163,624
MINEBEA MITSUMI, Inc.	6,800	101,665
Mitsubishi Chemical Holdings Corp.	35,100	208,997
Mitsubishi Corp.	23,800	505,189
Mitsubishi Electric Corp.	26,400	326,469
Mitsubishi Gas Chemical Co., Inc.	7,900	86,058
Mitsubishi Heavy Industries Ltd.	5,000	126,557
Mitsubishi Logistics Corp.(a)	4,600	92,976
Mitsubishi Motors Corp.(a)	28,500	80,784
Mitsubishi UFJ Financial Group, Inc.	185,800	693,598
Mitsui Chemicals, Inc.	5,400	102,593
Mitsui Fudosan Co., Ltd.	8,100	140,346
Mixi, Inc.	7,300	106,097
Mizuho Financial Group, Inc.	440,600	504,452
MS&AD Insurance Group Holdings, Inc.	9,300	260,595
Murata Manufacturing Co., Ltd.	5,700	288,920
NGK Insulators Ltd.	12,100	158,823
NGK Spark Plug Co., Ltd.	5,500	77,542
Nichi-iko Pharmaceutical Co., Ltd.	12,800	169,196
Nikon Corp.	8,500	78,579
Nintendo Co., Ltd.	1,400	539,614
Nippon Express Co., Ltd.	2,500	122,505
Nippon Kayaku Co., Ltd.	8,200	75,578
Nippon Paint Holdings Co., Ltd.	2,400	125,830
Nippon Signal Co., Ltd.	7,700	75,249
Nippon Telegraph & Telephone Corp.	54,600	1,302,601
Nissan Chemical Corp.	2,400	87,592
Nitto Denko Corp.	3,200	143,023
NSK Ltd.	16,700	107,358
NTN Corp.(a)	63,900	111,872
NTT DOCOMO, Inc.	60,100	1,880,021
Obayashi Corp.	15,600	133,811
Oji Holdings Corp.	18,500	99,222
Ono Pharmaceutical Co., Ltd.	10,000	230,281
Otsuka Holdings Co., Ltd.	7,400	290,023
Panasonic Corp.	38,500	294,220
Park24 Co., Ltd.	4,600	67,793
Pola Orbis Holdings, Inc.	5,400	99,792
Recruit Holdings Co., Ltd.	7,000	181,298
Resona Holdings, Inc.	48,700	146,702
Ricoh Co., Ltd.(a)	8,600	63,252
Rohm Co., Ltd.	1,500	82,395
Roland DG Corp.	4,000	43,166
Satori Electric Co., Ltd.(a)	11,500	94,488
SBI Holdings, Inc.	4,500	65,777
Secom Co., Ltd.	2,500	207,818
Seika Corp.	11,600	116,478
Seiko Epson Corp.(a)	7,800	84,535
Sekisui Chemical Co., Ltd.	10,900	144,687
Sekisui House Ltd.	20,500	338,866
Seven & I Holdings Co., Ltd.	10,000	331,249
SG Holdings Co., Ltd.	5,900	140,621
Sharp Corp.(a)	8,400	88,315
Shimano, Inc.	800	114,418
Shimizu Corp.	17,000	133,065
Shin-Etsu Chemical Co., Ltd.	4,200	417,452
Shindengen Electric Manufacturing Co., Ltd.	3,400	73,351
Shizuoka Bank Ltd. (The)	14,300	87,028
Softbank Corp.(a)	47,800	608,597
SoftBank Group Corp.	4,500	157,899
Sojitz Corp.	41,200	96,937
Sompo Holdings, Inc.	5,000	154,833
Sony Corp.	3,900	231,966
Sony Financial Holdings, Inc.	7,200	121,851
Subaru Corp.(a)	16,300	313,075
SUMCO Corp.	7,700	99,357
Sumitomo Chemical Co., Ltd.	36,700	109,126
Sumitomo Corp.	27,800	319,061
Sumitomo Electric Industries Ltd.	15,400	162,338
Sumitomo Metal Mining Co., Ltd.	4,900	100,673
Sumitomo Mitsui Financial Group, Inc.(a)	23,100	561,264
Sumitomo Mitsui Trust Holdings, Inc.	7,700	222,823
Sumitomo Rubber Industries Ltd.	11,900	112,326
Suntory Beverage & Food Ltd.	4,600	174,063
Suzuki Motor Corp.	4,100	98,156
T&D Holdings, Inc.	10,300	84,343
T. RAD Co., Ltd.	8,300	95,490
Taiheiyo Cement Corp.	3,100	53,124
Taisei Corp.	4,200	128,581
Taiyo Nippon Sanso Corp.	4,100	60,804
Takeda Pharmaceutical Co., Ltd.	22,600	692,518
TDK Corp.	1,400	108,675
Terumo Corp.	5,300	182,632
Toho Bank Ltd. (The)	72,100	180,325
Toho Co., Ltd.	3,300	100,875
Tohoku Electric Power Co., Inc.	14,300	137,894
Tokio Marine Holdings, Inc.	8,300	380,575
Tokyo Electron Ltd.	3,400	641,073
Tokyo Steel Manufacturing Co., Ltd.	6,100	38,197
Toray Industries, Inc.	16,600	72,117
Torishima Pump Manufacturing Co., Ltd.	15,400	108,986
Tosoh Corp.	7,700	87,731
TOTO Ltd.	2,900	96,573
Toyota Motor Corp.	39,974	2,407,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

Investments	Shares	Value
Toyota Tsusho Corp.	7,700	$181,596
Unicharm Corp.	5,400	202,634
Yamaguchi Financial Group, Inc.	15,400	87,303
Yamaha Corp.	2,900	113,228
Yamaha Motor Co., Ltd.	8,400	101,698
Yamato Holdings Co., Ltd.(a)	5,200	81,741
Yokogawa Electric Corp.	4,100	49,486
Yokohama Rubber Co., Ltd. (The)	8,400	104,499
Z Holdings Corp.	71,500	230,485

Total Japan		41,068,383

Netherlands - 2.1%
ABN AMRO Bank N.V. CVA(b)	22,404	183,978
Aegon N.V.	44,616	113,282
Akzo Nobel N.V.	1,628	107,197
Arcadis N.V.	1,675	26,649
ASML Holding N.V.	1,915	509,444
BE Semiconductor Industries N.V.	2,992	91,267
Heineken Holding N.V.	2,599	199,195
Heineken N.V.	3,817	318,974
IMCD N.V.	815	57,903
ING Groep N.V.	81,543	427,816
Koninklijke Ahold Delhaize N.V.	15,119	353,104
Koninklijke DSM N.V.	1,459	165,692
Koninklijke KPN N.V.	76,330	182,247
Koninklijke Philips N.V.	9,404	380,909
Koninklijke Vopak N.V.	2,328	121,130
NN Group N.V.	5,251	141,737
Ordina N.V.	28,871	43,526
Randstad N.V.	3,676	129,757
Rhi Magnesita N.V.	1,182	30,045
SBM Offshore N.V.	1,537	20,305
Signify N.V.(b)	2,738	53,146
Wolters Kluwer N.V.	2,881	202,884

Total Netherlands		3,860,187

New Zealand - 0.4%
Air New Zealand Ltd.	3,532	1,780
Chorus Ltd.	19,189	78,382
Genesis Energy Ltd.	60,388	90,040
Heartland Group Holdings Ltd.	1,115	674
Infratil Ltd.	40,952	94,928
Mainfreight Ltd.	3,422	70,093
Metlifecare Ltd.	32,717	73,706
Port of Tauranga Ltd.	33,430	119,905
Ryman Healthcare Ltd.	10,208	62,334
Spark New Zealand Ltd.	49,743	120,467
Summerset Group Holdings Ltd.	15,926	51,457
Z Energy Ltd.	18,095	31,003

Total New Zealand		794,769

Norway - 1.4%
ABG Sundal Collier Holding ASA	445,767	130,746
AF Gruppen ASA	2,125	29,545
Aker ASA Class A	1,939	43,503
Aker BP ASA	9,264	116,980
Austevoll Seafood ASA	7,374	51,894
Borregaard ASA	2,489	22,944
DNB ASA	28,208	313,616
Equinor ASA	57,882	722,905
Gjensidige Forsikring ASA	8,107	137,459
Kongsberg Gruppen ASA	5,059	62,870
Mowi ASA	11,344	171,386
Norsk Hydro ASA	35,926	77,388
Orkla ASA	20,320	172,259
SpareBank 1 SMN(a)	10,504	67,619
Telenor ASA	24,014	347,369
TGS Nopec Geophysical Co. ASA	4,668	51,921

Total Norway		2,520,404

Portugal - 0.4%
Corticeira Amorim, SGPS, S.A.	6,948	63,048
EDP - Energias de Portugal S.A.	71,303	286,192
Galp Energia, SGPS, S.A.	15,996	182,449
Navigator Co. S.A. (The)	30,580	72,409
NOS, SGPS, S.A.	32,559	109,034
Semapa-Sociedade de Investimento e Gestao	5,228	44,457

Total Portugal		757,589

Singapore - 1.8%
Asian Pay Television Trust	3,100	261
CapitaLand Ltd.	66,800	133,708
China Aviation Oil Singapore Corp., Ltd.	137,000	82,267
CSE Global Ltd.	410,700	99,513
DBS Group Holdings Ltd.	46,600	607,762
Frasers Property Ltd.	120,100	93,627
Genting Singapore Ltd.	245,500	118,970
Hutchison Port Holdings Trust	327,000	33,681
Jardine Cycle & Carriage Ltd.	8,300	114,662
Keppel Corp., Ltd.(a)	33,500	124,462
NetLink NBN Trust	308,000	195,765
Olam International Ltd.	107,700	108,165
Oversea-Chinese Banking Corp., Ltd.	48,885	296,637
Singapore Exchange Ltd.	23,400	151,031
Singapore Technologies Engineering Ltd.	61,900	135,638
Singapore Telecommunications Ltd.	283,400	505,556
StarHub Ltd.	62,800	58,661
United Overseas Bank Ltd.	17,628	240,801
Wilmar International Ltd.	97,000	220,044
Yanlord Land Group Ltd.	84,700	58,594

Total Singapore		3,379,805

Spain - 3.6%
ACS Actividades de Construccion y Servicios S.A.	4,888	95,548
Aena SME S.A.(b)	2,649	289,266
Banco Bilbao Vizcaya Argentaria S.A.	110,979	355,026
Banco Santander S.A.	300,173	730,531
Bankia S.A.	61,825	69,059
Bankinter S.A.	20,531	75,332
CaixaBank S.A.	135,258	252,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

Investments	Shares	Value
Cie Automotive S.A.	1,797	$27,723
Enagas S.A.	6,185	122,802
Ence Energia y Celulosa S.A.(a)	47,284	129,706
Endesa S.A.	23,081	493,090
Euskaltel S.A.(b)	9,166	67,787
Faes Farma S.A.	21,991	85,540
Ferrovial S.A.	10,782	258,734
Grifols S.A.	3,870	131,637
Grupo Catalana Occidente S.A.	2,415	48,810
Iberdrola S.A.	92,565	912,478
Industria de Diseno Textil S.A.	38,398	996,848
Mapfre S.A.	61,681	105,343
Naturgy Energy Group S.A.	18,714	330,905
Prosegur Cia de Seguridad S.A.	16,896	42,418
Red Electrica Corp. S.A.	10,481	188,202
Repsol S.A.	37,895	346,447
Sacyr S.A.	22,976	35,093
Telefonica S.A.	98,897	452,886
Tubacex S.A.	24,313	34,147
Zardoya Otis S.A.	11,244	75,876

Total Spain		6,753,534

Sweden - 2.6%
AAK AB	7,297	119,239
Alfa Laval AB	5,544	96,385
Atlas Copco AB Class A	10,497	353,760
Axfood AB	7,758	158,328
Boliden AB	3,681	67,358
Epiroc AB Class A	6,989	69,455
Essity AB Class B	6,357	196,336
Fabege AB	7,142	91,765
Hexagon AB Class B	1,630	69,756
Husqvarna AB Class B	9,804	49,417
ICA Gruppen AB	3,676	155,051
Indutrade AB	3,132	85,352
Intrum AB(a)	4,211	56,252
Investment AB Latour Class B(a)	9,339	133,472
Lifco AB Class B	1,523	56,107
Lundin Petroleum AB	4,577	88,004
NCC AB Class B	4,653	61,193
NP3 Fastigheter AB	11,491	81,302
Peab AB Class B	10,227	73,959
Sandvik AB	13,659	194,731
Securitas AB Class B	6,977	75,666
Skandinaviska Enskilda Banken AB Class A	56,136	380,635
Skanska AB Class B	7,668	117,214
Svenska Cellulosa AB SCA Class B(a)	7,609	77,144
Svenska Handelsbanken AB Class A	39,524	331,664
Swedbank AB Class A	36,925	413,127
Swedish Match AB(a)	2,669	153,012
Tele2 AB Class B	10,092	135,882
Telefonaktiebolaget LM Ericsson Class B	16,609	135,887
Telia Co. AB(a)	79,418	286,164
Thule Group AB(b)	3,958	69,031
Volvo AB Class B	28,507	343,832

Total Sweden		4,776,480

Switzerland - 8.7%
ABB Ltd. Registered Shares	33,601	590,548
Adecco Group AG Registered Shares	3,220	126,930
Cie Financiere Richemont S.A. Registered Shares	5,348	293,282
Coca-Cola HBC AG	4,281	92,204
Credit Suisse Group AG Registered Shares*	24,212	200,192
DKSH Holding AG	1,437	71,319
Dufry AG Registered Shares	1,988	61,805
EMS-Chemie Holding AG Registered Shares	327	205,653
Geberit AG Registered Shares	415	182,719
Givaudan S.A. Registered Shares	86	266,208
Julius Baer Group Ltd.*	2,994	102,208
Kuehne + Nagel International AG Registered Shares	2,176	298,777
LafargeHolcim Ltd. Registered Shares*	8,883	324,637
Logitech International S.A. Registered Shares	2,390	103,351
Lonza Group AG Registered Shares	447	185,813
Nestle S.A. Registered Shares	28,093	2,887,550
Novartis AG Registered Shares	30,215	2,493,585
Partners Group Holding AG	360	249,141
Roche Holding AG Bearer Shares	2,447	784,517
Roche Holding AG Genusschein	7,873	2,555,440
Schindler Holding AG Participation Certificate	853	187,254
SGS S.A. Registered Shares	111	257,208
SIG Combibloc Group AG*	7,825	117,106
Sika AG Registered Shares	993	164,157
STMicroelectronics N.V.	6,593	143,779
Sunrise Communications Group AG*(b)	1,750	140,897
Swatch Group AG (The) Bearer Shares	759	151,753
Swiss Life Holding AG Registered Shares	407	138,562
Swiss Re AG	6,129	472,304
Swisscom AG Registered Shares(a)	858	461,301
Temenos AG Registered Shares*	654	85,776
UBS Group AG Registered Shares*	74,914	700,400
Vifor Pharma AG	855	118,192
Zurich Insurance Group AG	2,789	989,864

Total Switzerland		16,204,432

United Kingdom - 16.9%
Admiral Group PLC	8,037	222,230
Anglo American PLC	18,334	321,994
Antofagasta PLC	17,008	163,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

Investments	Shares	Value
Ashmore Group PLC	13,112	$58,009
Associated British Foods PLC	7,423	166,963
AstraZeneca PLC	16,604	1,485,640
Aviva PLC	90,664	301,845
BAE Systems PLC	58,910	381,151
Barclays PLC	259,364	302,656
Barratt Developments PLC	32,718	178,908
Bellway PLC	3,570	95,438
Bloomsbury Publishing PLC	22,433	60,360
BP PLC	460,941	1,967,254
British American Tobacco PLC	64,188	2,195,886
Britvic PLC	8,432	73,344
BT Group PLC	264,170	386,190
Bunzl PLC	3,862	78,032
Burberry Group PLC	5,698	93,579
Carnival PLC	4,730	57,559
Centrica PLC	270,435	127,692
Cineworld Group PLC	34,767	21,395
CNH Industrial N.V.	12,466	71,346
Coca-Cola European Partners PLC	5,415	205,877
Compass Group PLC	14,225	222,948
Croda International PLC	1,273	67,432
Diageo PLC	19,194	615,577
Direct Line Insurance Group PLC	35,379	129,806
Dixons Carphone PLC	54,800	53,055
Drax Group PLC	16,992	32,383
DS Smith PLC	26,928	91,954
easyJet PLC(a)	10,751	76,118
Evraz PLC	59,125	169,791
Fiat Chrysler Automobiles N.V.	29,151	210,212
Fresnillo PLC	13,666	112,990
Galliford Try Holdings PLC	18,793	30,657
GlaxoSmithKline PLC	100,704	1,891,250
Halma PLC	2,793	66,528
Hammerson PLC	18,940	18,172
Hargreaves Lansdown PLC	3,933	67,591
Hays PLC	60,803	86,852
Hikma Pharmaceuticals PLC	3,061	77,238
Howden Joinery Group PLC	11,096	70,443
HSBC Holdings PLC	408,425	2,300,443
Imperial Brands PLC	37,884	703,111
Inchcape PLC	13,719	73,691
Informa PLC	20,113	110,381
Intertek Group PLC	1,620	94,932
Investec PLC	15,753	29,671
J Sainsbury PLC	58,762	153,302
John Wood Group PLC	22,125	42,701
Jupiter Fund Management PLC	19,904	49,360
Land Securities Group PLC	16,056	110,851
Legal & General Group PLC	121,376	291,745
Liontrust Asset Management PLC	8,643	100,739
Lloyds Banking Group PLC	1,305,580	518,033
London Stock Exchange Group PLC	1,854	167,358
Lookers PLC	99,275	19,695
McKay Securities PLC	23,547	51,095
Meggitt PLC	14,549	52,370
Melrose Industries PLC	58,654	66,546
Mondi PLC	5,234	89,625
National Grid PLC	78,189	917,733
Next PLC	2,353	118,805
Numis Corp. PLC	17,868	46,526
Pagegroup PLC	17,145	77,425
Pearson PLC	8,535	58,481
Pennon Group PLC	11,873	159,807
Persimmon PLC	14,911	354,340
Prudential PLC	26,039	334,333
QinetiQ Group PLC	20,849	83,243
Reckitt Benckiser Group PLC	7,149	545,161
Redrow PLC	13,631	60,762
RELX PLC	14,375	308,717
Rentokil Initial PLC	20,454	98,354
Rio Tinto PLC	23,069	1,063,655
Rolls-Royce Holdings PLC*	11,584	48,922
Rotork PLC	20,116	53,652
Royal Bank of Scotland Group PLC	96,544	135,152
Royal Dutch Shell PLC Class A	92,780	1,632,454
Royal Dutch Shell PLC Class B	87,167	1,469,709
Royal Mail PLC	45,240	70,231
RSA Insurance Group PLC	12,938	67,443
Saga PLC	18,086	3,803
Sage Group PLC (The)	17,271	126,735
Schroders PLC	4,384	135,029
SDL PLC	10,684	52,328
Segro PLC	17,765	168,292
Severn Trent PLC	5,543	156,705
Signature Aviation PLC	26,344	53,898
Smith & Nephew PLC	10,680	189,966
Speedy Hire PLC	99,816	60,770
Spirax-Sarco Engineering PLC	989	100,128
SSE PLC	35,084	567,706
St. James’s Place PLC	10,972	103,342
Standard Chartered PLC	35,132	194,199
Standard Life Aberdeen PLC	69,676	193,438
SThree PLC	20,425	57,996
Tate & Lyle PLC	12,203	99,260
Taylor Wimpey PLC	54,138	78,876
TechnipFMC PLC	3,796	26,107
Tesco PLC	98,257	278,756
TP ICAP PLC	17,665	74,122
Ultra Electronics Holdings PLC	1,506	37,497
Unilever N.V.	17,637	867,076
Unilever PLC	12,503	631,829
United Utilities Group PLC	14,258	159,608
Vertu Motors PLC	106,893	27,370
Vistry Group PLC	12,784	91,305
Vodafone Group PLC	643,730	901,958
Weir Group PLC (The)	4,963	44,369
WH Smith PLC	4,487	63,481
Whitbread PLC	2,482	93,250

Total United Kingdom		31,477,117

TOTAL COMMON STOCKS (Cost: $233,877,425)		183,096,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(c) (Cost: $4,941,465)	4,941,465	4,941,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $238,818,890)	188,037,465
Other Assets less Liabilities - (1.1)%	(2,066,599)

NET ASSETS - 100.0%	$185,970,866

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,365,797. The Fund also had securities on loan having a total market value of $43,196 that were sold and pending settlement. The total market value of the collateral held by the Fund was $8,911,821. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,970,356.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2020	604,100	AUD	393,225	USD	$—	$(23,484)
Bank of America N.A.	4/3/2020	1,022,444	AUD	629,160	USD	—	(3,370)
Bank of America N.A.	4/3/2020	4,330,962	AUD	2,651,060	USD	—	(281)
Bank of America N.A.	4/3/2020	337,526	CHF	360,111	USD	—	(11,251)
Bank of America N.A.	4/3/2020	549,181	CHF	576,177	USD	—	(8,554)
Bank of America N.A.	4/3/2020	2,348,736	CHF	2,427,810	USD	—	(201)
Bank of America N.A.	4/3/2020	419,389	DKK	63,361	USD	—	(1,692)
Bank of America N.A.	4/3/2020	683,671	DKK	101,377	USD	—	(847)
Bank of America N.A.	4/3/2020	2,904,715	DKK	427,169	USD	—	(47)
Bank of America N.A.	4/3/2020	1,364,608	EUR	1,540,515	USD	—	(43,158)
Bank of America N.A.	4/3/2020	2,224,374	EUR	2,464,824	USD	—	(24,062)
Bank of America N.A.	4/3/2020	9,465,126	EUR	10,385,912	USD	—	(15)
Bank of America N.A.	4/3/2020	475,950	GBP	613,514	USD	—	(23,352)
Bank of America N.A.	4/3/2020	791,059	GBP	981,623	USD	—	(737)
Bank of America N.A.	4/3/2020	3,335,612	GBP	4,136,216	USD	—	(170)
Bank of America N.A.	4/3/2020	38,265	ILS	10,776	USD	41	—
Bank of America N.A.	4/3/2020	63,128	ILS	17,242	USD	604	—
Bank of America N.A.	4/3/2020	256,971	ILS	72,652	USD	—	(8)
Bank of America N.A.	4/3/2020	124,093,685	JPY	1,184,827	USD	—	(35,298)
Bank of America N.A.	4/3/2020	202,789,280	JPY	1,895,723	USD	—	(17,205)
Bank of America N.A.	4/3/2020	862,314,919	JPY	7,987,918	USD	48	—
Bank of America N.A.	4/3/2020	1,029,301	NOK	106,892	USD	—	(8,872)
Bank of America N.A.	4/3/2020	1,725,685	NOK	171,027	USD	—	(6,691)
Bank of America N.A.	4/3/2020	7,566,749	NOK	720,647	USD	—	(68)
Bank of America N.A.	4/3/2020	45,440	NZD	28,639	USD	—	(1,700)
Bank of America N.A.	4/3/2020	75,760	NZD	45,822	USD	—	(908)
Bank of America N.A.	4/3/2020	325,637	NZD	193,076	USD	—	(24)
Bank of America N.A.	4/3/2020	1,905,590	SEK	200,724	USD	—	(8,385)
Bank of America N.A.	4/3/2020	3,149,667	SEK	321,158	USD	—	(3,250)
Bank of America N.A.	4/3/2020	13,406,045	SEK	1,353,248	USD	—	(124)
Bank of America N.A.	4/3/2020	92,187	SGD	66,250	USD	—	(1,504)
Bank of America N.A.	4/3/2020	150,194	SGD	105,999	USD	—	(513)
Bank of America N.A.	4/3/2020	635,802	SGD	446,644	USD	—	(101)
Bank of America N.A.	4/3/2020	2,890,201	USD	4,479,126	AUD	148,738	—
Bank of America N.A.	4/3/2020	2,646,813	USD	2,556,213	CHF	4,760	—
Bank of America N.A.	4/3/2020	465,702	USD	3,161,916	DKK	760	—
Bank of America N.A.	4/3/2020	11,322,784	USD	10,287,782	EUR	34,203	—
Bank of America N.A.	4/3/2020	4,509,328	USD	3,527,653	GBP	135,159	—
Bank of America N.A.	4/3/2020	79,205	USD	276,086	ILS	1,157	—
Bank of America N.A.	4/3/2020	8,708,476	USD	937,711,278	JPY	22,084	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

Bank of America N.A.	4/3/2020	785,654	USD	7,440,206	NOK	77,126	—
Bank of America N.A.	4/3/2020	210,493	USD	339,297	NZD	9,343	—
Bank of America N.A.	4/3/2020	1,475,319	USD	14,281,472	SEK	33,835	—
Bank of America N.A.	4/3/2020	486,934	USD	679,448	SGD	9,737	—
Bank of America N.A.	5/5/2020	1,930,140	USD	3,153,319	AUD	—	(229)
Bank of America N.A.	5/5/2020	387,375	USD	2,632,318	DKK	—	(143)
Bank of America N.A.	5/5/2020	5,392,430	USD	4,346,151	GBP	—	(318)
Bank of America N.A.	5/5/2020	57,417	USD	202,972	ILS	—	(26)
Bank of America N.A.	5/5/2020	137,427	USD	231,899	NZD	—	(16)
Bank of America N.A.	5/6/2020	2,246,855	USD	2,170,799	CHF	—	(824)
Bank of America N.A.	5/6/2020	8,106,657	USD	7,379,133	EUR	—	(692)
Bank of America N.A.	5/6/2020	424,305	USD	4,455,499	NOK	—	(71)
Bank of America N.A.	5/6/2020	946,435	USD	9,370,870	SEK	—	(110)
Bank of America N.A.	5/6/2020	345,061	USD	491,108	SGD	—	(39)
Bank of America N.A.	5/8/2020	7,464,443	USD	804,587,832	JPY	—	(776)
Bank of Montreal	4/2/2020	134,320	CHF	139,442	USD	—	(617)
Bank of Montreal	4/2/2020	40,371,947	JPY	375,253	USD	—	(1,283)
Citibank N.A.	4/3/2020	121,399	AUD	78,645	USD	—	(4,342)
Citibank N.A.	4/3/2020	4,331,168	AUD	2,651,060	USD	—	(156)
Citibank N.A.	4/3/2020	67,138	CHF	72,022	USD	—	(2,630)
Citibank N.A.	4/3/2020	2,348,845	CHF	2,427,810	USD	—	(88)
Citibank N.A.	4/3/2020	83,375	DKK	12,672	USD	—	(412)
Citibank N.A.	4/3/2020	2,904,988	DKK	427,169	USD	—	(7)
Citibank N.A.	4/3/2020	271,299	EUR	308,103	USD	—	(10,412)
Citibank N.A.	4/3/2020	9,464,660	EUR	10,385,912	USD	—	(526)
Citibank N.A.	4/3/2020	94,804	GBP	122,703	USD	—	(5,149)
Citibank N.A.	4/3/2020	3,335,607	GBP	4,136,216	USD	—	(177)
Citibank N.A.	4/3/2020	7,619	ILS	2,155	USD	—	(1)
Citibank N.A.	4/3/2020	256,975	ILS	72,652	USD	—	(7)
Citibank N.A.	4/3/2020	24,556,777	JPY	236,965	USD	—	(9,486)
Citibank N.A.	4/3/2020	862,266,991	JPY	7,987,918	USD	—	(396)
Citibank N.A.	4/3/2020	205,329	NOK	21,378	USD	—	(1,825)
Citibank N.A.	4/3/2020	7,567,134	NOK	720,647	USD	—	(32)
Citibank N.A.	4/3/2020	9,147	NZD	5,728	USD	—	(305)
Citibank N.A.	4/3/2020	325,667	NZD	193,076	USD	—	(6)
Citibank N.A.	4/3/2020	381,221	SEK	40,145	USD	—	(1,667)
Citibank N.A.	4/3/2020	13,406,765	SEK	1,353,248	USD	—	(52)
Citibank N.A.	4/3/2020	18,417	SGD	13,250	USD	—	(315)
Citibank N.A.	4/3/2020	635,912	SGD	446,644	USD	—	(24)
Citibank N.A.	4/3/2020	2,890,201	USD	4,479,404	AUD	148,568	—
Citibank N.A.	4/3/2020	2,646,813	USD	2,556,199	CHF	4,774	—
Citibank N.A.	4/3/2020	465,702	USD	3,161,690	DKK	793	—
Citibank N.A.	4/3/2020	11,322,784	USD	10,288,427	EUR	33,495	—
Citibank N.A.	4/3/2020	4,509,328	USD	3,527,429	GBP	135,436	—
Citibank N.A.	4/3/2020	79,205	USD	276,113	ILS	1,149	—
Citibank N.A.	4/3/2020	8,708,476	USD	937,732,179	JPY	21,890	—
Citibank N.A.	4/3/2020	785,654	USD	7,440,741	NOK	77,075	—
Citibank N.A.	4/3/2020	210,493	USD	339,296	NZD	9,343	—
Citibank N.A.	4/3/2020	1,475,319	USD	14,282,672	SEK	33,714	—
Citibank N.A.	4/3/2020	486,934	USD	679,489	SGD	9,709	—
Citibank N.A.	5/5/2020	1,930,140	USD	3,153,210	AUD	—	(162)
Citibank N.A.	5/5/2020	387,375	USD	2,631,786	DKK	—	(65)
Citibank N.A.	5/5/2020	5,392,430	USD	4,346,004	GBP	—	(136)
Citibank N.A.	5/5/2020	57,417	USD	202,932	ILS	—	(15)
Citibank N.A.	5/5/2020	137,427	USD	231,911	NZD	—	(24)
Citibank N.A.	5/6/2020	2,246,855	USD	2,170,428	CHF	—	(440)
Citibank N.A.	5/6/2020	8,106,657	USD	7,379,039	EUR	—	(589)
Citibank N.A.	5/6/2020	424,305	USD	4,455,118	NOK	—	(35)
Citibank N.A.	5/6/2020	946,435	USD	9,371,458	SEK	—	(170)
Citibank N.A.	5/6/2020	345,061	USD	491,096	SGD	—	(31)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

Citibank N.A.	5/8/2020	7,464,443	USD	804,572,903	JPY	—	(637)
Credit Suisse International	4/3/2020	3,299,744	AUD	2,019,856	USD	—	(238)
Credit Suisse International	4/3/2020	1,789,509	CHF	1,849,763	USD	—	(161)
Credit Suisse International	4/3/2020	2,213,256	DKK	325,463	USD	—	(16)
Credit Suisse International	4/3/2020	7,211,232	EUR	7,913,080	USD	—	(336)
Credit Suisse International	4/3/2020	2,541,414	GBP	3,151,407	USD	—	(140)
Credit Suisse International	4/3/2020	195,791	ILS	55,354	USD	—	(5)
Credit Suisse International	4/3/2020	656,958,657	JPY	6,086,033	USD	—	(364)
Credit Suisse International	4/3/2020	5,765,488	NOK	549,066	USD	—	(21)
Credit Suisse International	4/3/2020	248,104	NZD	147,107	USD	—	(20)
Credit Suisse International	4/3/2020	10,214,656	SEK	1,031,049	USD	—	(44)
Credit Suisse International	4/3/2020	484,450	SGD	340,304	USD	—	(60)
Credit Suisse International	4/3/2020	2,890,201	USD	4,479,147	AUD	148,725	—
Credit Suisse International	4/3/2020	2,646,813	USD	2,556,316	CHF	4,653	—
Credit Suisse International	4/3/2020	465,702	USD	3,161,846	DKK	770	—
Credit Suisse International	4/3/2020	11,322,784	USD	10,288,511	EUR	33,403	—
Credit Suisse International	4/3/2020	4,509,328	USD	3,527,576	GBP	135,255	—
Credit Suisse International	4/3/2020	79,205	USD	276,142	ILS	1,141	—
Credit Suisse International	4/3/2020	8,708,476	USD	937,748,725	JPY	21,737	—
Credit Suisse International	4/3/2020	785,654	USD	7,440,782	NOK	77,071	—
Credit Suisse International	4/3/2020	210,493	USD	339,278	NZD	9,354	—
Credit Suisse International	4/3/2020	1,475,319	USD	14,282,280	SEK	33,753	—
Credit Suisse International	4/3/2020	486,934	USD	679,468	SGD	9,723	—
Credit Suisse International	5/5/2020	1,470,583	USD	2,402,383	AUD	—	(85)
Credit Suisse International	5/5/2020	295,146	USD	2,005,319	DKK	—	(68)
Credit Suisse International	5/5/2020	4,108,521	USD	3,311,291	GBP	—	(163)
Credit Suisse International	5/5/2020	43,747	USD	154,627	ILS	—	(14)
Credit Suisse International	5/5/2020	104,707	USD	176,671	NZD	—	(4)
Credit Suisse International	5/6/2020	1,711,893	USD	1,653,425	CHF	—	(89)
Credit Suisse International	5/6/2020	6,176,502	USD	5,622,019	EUR	—	(331)
Credit Suisse International	5/6/2020	323,283	USD	3,394,386	NOK	—	(24)
Credit Suisse International	5/6/2020	721,095	USD	7,139,166	SEK	—	(27)
Credit Suisse International	5/6/2020	262,908	USD	374,191	SGD	—	(35)
Credit Suisse International	5/8/2020	5,687,199	USD	612,979,388	JPY	—	(217)
Goldman Sachs	4/1/2020	36,919	EUR	403,317	SEK	—	(198)
Goldman Sachs	4/3/2020	4,331,203	AUD	2,651,060	USD	—	(134)
Goldman Sachs	4/3/2020	2,348,821	CHF	2,427,810	USD	—	(113)
Goldman Sachs	4/3/2020	2,895,812	DKK	427,169	USD	—	(1,356)
Goldman Sachs	4/3/2020	9,464,703	EUR	10,385,912	USD	—	(479)
Goldman Sachs	4/3/2020	3,335,602	GBP	4,136,216	USD	—	(184)
Goldman Sachs	4/3/2020	257,416	ILS	72,652	USD	118	—
Goldman Sachs	4/3/2020	862,267,790	JPY	7,987,918	USD	—	(389)
Goldman Sachs	4/3/2020	7,567,100	NOK	720,647	USD	—	(35)
Goldman Sachs	4/3/2020	323,845	NZD	193,076	USD	—	(1,086)
Goldman Sachs	4/3/2020	13,406,567	SEK	1,353,248	USD	—	(72)
Goldman Sachs	4/3/2020	635,772	SGD	446,644	USD	—	(122)
Goldman Sachs	4/3/2020	2,890,201	USD	4,473,628	AUD	152,103	—
Goldman Sachs	4/3/2020	2,646,813	USD	2,557,253	CHF	3,685	—
Goldman Sachs	4/3/2020	465,702	USD	3,161,656	DKK	798	—
Goldman Sachs	4/3/2020	11,322,784	USD	10,291,737	EUR	29,863	—
Goldman Sachs	4/3/2020	4,509,328	USD	3,527,421	GBP	135,446	—
Goldman Sachs	4/3/2020	79,205	USD	276,098	ILS	1,154	—
Goldman Sachs	4/3/2020	8,708,476	USD	938,324,355	JPY	16,405	—
Goldman Sachs	4/3/2020	785,654	USD	7,436,741	NOK	77,456	—
Goldman Sachs	4/3/2020	210,493	USD	339,027	NZD	9,502	—
Goldman Sachs	4/3/2020	1,475,319	USD	14,277,764	SEK	34,209	—
Goldman Sachs	4/3/2020	486,934	USD	679,417	SGD	9,759	—
Goldman Sachs	5/5/2020	1,930,140	USD	3,153,020	AUD	—	(46)
Goldman Sachs	5/5/2020	387,375	USD	2,623,369	DKK	1,175	—
Goldman Sachs	5/5/2020	5,392,430	USD	4,345,814	GBP	99	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2020

Goldman Sachs	5/5/2020	57,417	USD	203,278	ILS	—	(113)
Goldman Sachs	5/5/2020	137,427	USD	230,577	NZD	767	—
Goldman Sachs	5/6/2020	2,246,855	USD	2,170,253	CHF	—	(259)
Goldman Sachs	5/6/2020	8,106,657	USD	7,378,408	EUR	105	—
Goldman Sachs	5/6/2020	424,305	USD	4,454,746	NOK	1	—
Goldman Sachs	5/6/2020	946,435	USD	9,369,184	SEK	60	—
Goldman Sachs	5/6/2020	345,061	USD	491,010	SGD	30	—
Goldman Sachs	5/8/2020	7,464,443	USD	804,519,159	JPY	—	(139)
JP Morgan Chase Bank N.A.	4/2/2020	138,804	AUD	85,242	USD	—	(287)
JP Morgan Chase Bank N.A.	4/2/2020	222,759	EUR	245,500	USD	—	(1,078)
JP Morgan Chase Bank N.A.	4/3/2020	2,202,062	USD	3,412,912	AUD	113,179	—
JP Morgan Chase Bank N.A.	4/3/2020	2,016,623	USD	1,947,594	CHF	3,627	—
JP Morgan Chase Bank N.A.	4/3/2020	354,822	USD	2,408,960	DKK	598	—
JP Morgan Chase Bank N.A.	4/3/2020	8,626,886	USD	7,838,612	EUR	25,731	—
JP Morgan Chase Bank N.A.	4/3/2020	3,435,682	USD	2,687,549	GBP	103,213	—
JP Morgan Chase Bank N.A.	4/3/2020	60,349	USD	210,390	ILS	873	—
JP Morgan Chase Bank N.A.	4/3/2020	6,635,031	USD	714,447,531	JPY	16,820	—
JP Morgan Chase Bank N.A.	4/3/2020	598,594	USD	5,668,982	NOK	58,739	—
JP Morgan Chase Bank N.A.	4/3/2020	160,377	USD	258,494	NZD	7,130	—
JP Morgan Chase Bank N.A.	4/3/2020	1,124,057	USD	10,881,563	SEK	25,739	—
JP Morgan Chase Bank N.A.	4/3/2020	371,001	USD	517,701	SGD	7,404	—
Morgan Stanley & Co. International	4/1/2020	70,961	CHF	730,728	SEK	—	(413)
Morgan Stanley & Co. International	4/1/2020	591,572	HKD	757,685	SEK	—	(151)
Morgan Stanley & Co. International	4/1/2020	20,853,028	JPY	1,921,389	SEK	—	(765)
Morgan Stanley & Co. International	4/2/2020	577,446	HKD	60,000	GBP	104	—
Morgan Stanley & Co. International	4/2/2020	35,271	USD	366,928	NOK	329	—
Royal Bank of Canada	4/1/2020	59,517	SGD	415,459	SEK	—	(133)
State Street Bank and Trust	4/2/2020	286,123	HKD	250,000	DKK	154	—
UBS AG	4/3/2020	63,668	AUD	37,740	USD	1,228	—
UBS AG	4/3/2020	4,331,026	AUD	2,651,060	USD	—	(242)
UBS AG	4/3/2020	33,892	CHF	34,562	USD	469	—
UBS AG	4/3/2020	2,348,768	CHF	2,427,810	USD	—	(168)
UBS AG	4/3/2020	42,043	DKK	6,081	USD	101	—
UBS AG	4/3/2020	2,904,688	DKK	427,169	USD	—	(51)
UBS AG	4/3/2020	136,884	EUR	147,852	USD	2,348	—
UBS AG	4/3/2020	9,464,643	EUR	10,385,912	USD	—	(545)
UBS AG	4/3/2020	49,946	GBP	58,883	USD	3,048	—
UBS AG	4/3/2020	3,335,472	GBP	4,136,216	USD	—	(344)
UBS AG	4/3/2020	3,722	ILS	1,034	USD	18	—
UBS AG	4/3/2020	256,739	ILS	72,652	USD	—	(73)
UBS AG	4/3/2020	12,664,052	JPY	113,715	USD	3,597	—
UBS AG	4/3/2020	862,235,039	JPY	7,987,918	USD	—	(692)
UBS AG	4/3/2020	113,746	NOK	10,259	USD	573	—
UBS AG	4/3/2020	7,563,586	NOK	720,647	USD	—	(370)
UBS AG	4/3/2020	4,743	NZD	2,749	USD	63	—
UBS AG	4/3/2020	325,648	NZD	193,076	USD	—	(17)
UBS AG	4/3/2020	195,611	SEK	19,265	USD	479	—
UBS AG	4/3/2020	13,400,452	SEK	1,353,248	USD	—	(689)
UBS AG	4/3/2020	9,197	SGD	6,358	USD	102	—
UBS AG	4/3/2020	635,881	SGD	446,644	USD	—	(46)
UBS AG	5/5/2020	1,930,140	USD	3,152,901	AUD	27	—
UBS AG	5/5/2020	387,375	USD	2,632,022	DKK	—	(99)
UBS AG	5/5/2020	5,392,430	USD	4,345,793	GBP	125	—
UBS AG	5/5/2020	57,417	USD	202,983	ILS	—	(29)
UBS AG	5/5/2020	137,427	USD	231,855	NZD	10	—
UBS AG	5/6/2020	2,246,855	USD	2,170,064	CHF	—	(63)
UBS AG	5/6/2020	8,106,657	USD	7,378,153	EUR	385	—
UBS AG	5/6/2020	424,305	USD	4,453,187	NOK	149	—
UBS AG	5/6/2020	946,435	USD	9,366,343	SEK	347	—
UBS AG	5/6/2020	345,061	USD	491,114	SGD	—	(43)
UBS AG	5/8/2020	7,464,443	USD	804,413,910	JPY	838	—

						$2,279,408	$(284,820)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 8.5%
Accent Group Ltd.	50,397	$24,214
ALS Ltd.	18,809	64,007
Altium Ltd.(a)	1,513	26,475
Ansell Ltd.	4,210	70,061
AP Eagers Ltd.	8,982	16,657
ARB Corp., Ltd.(a)	2,499	21,857
AUB Group Ltd.	4,110	24,426
Australian Pharmaceutical Industries Ltd.(a)	39,249	30,028
Bank of Queensland Ltd.(a)	32,771	100,287
Bapcor Ltd.(a)	10,841	27,138
Blackmores Ltd.(a)	700	31,254
Breville Group Ltd.	3,438	35,519
Brickworks Ltd.	5,556	44,921
carsales.com Ltd.(a)	9,998	71,902
Codan Ltd.	9,897	32,771
Collins Foods Ltd.	6,026	19,990
Corporate Travel Management Ltd.(a)	2,964	15,819
Costa Group Holdings Ltd.(a)	15,613	26,279
Credit Corp Group Ltd.	2,299	19,263
CSR Ltd.	40,208	78,012
Dicker Data Ltd.	9,166	32,426
Domain Holdings Australia Ltd.(a)	10,948	13,535
Domino’s Pizza Enterprises Ltd.(a)	3,070	96,017
Elders Ltd.	5,122	23,575
Estia Health Ltd.	31,276	25,651
Event Hospitality and Entertainment Ltd.(a)	7,955	36,516
FlexiGroup Ltd.	28,553	13,107
G8 Education Ltd.(a)	33,455	17,098
Genworth Mortgage Insurance Australia Ltd.	32,884	43,675
GUD Holdings Ltd.	5,931	34,014
GWA Group Ltd.(a)	18,921	30,110
Hansen Technologies Ltd.	8,517	15,117
Healius Ltd.	22,798	28,884
HT&E Ltd.(a)	33,914	23,663
IGO Ltd.	7,590	19,650
Ingenia Communities Group	16,235	32,692
Inghams Group Ltd.(a)	22,854	46,020
Integrated Research Ltd.(a)	8,506	13,536
Invocare Ltd.(a)	4,101	26,380
IOOF Holdings Ltd.(a)	40,981	91,802
IPH Ltd.	9,081	40,073
IRESS Ltd.	7,226	46,084
JB Hi-Fi Ltd.(a)	6,841	117,237
Jupiter Mines Ltd.	328,757	44,267
Link Administration Holdings Ltd.	25,973	51,347
Lovisa Holdings Ltd.(a)	4,625	13,984
McMillan Shakespeare Ltd.	5,922	25,771
Metcash Ltd.	49,245	94,942
Mineral Resources Ltd.(a)	7,787	66,581
Monadelphous Group Ltd.	3,917	24,645
MyState Ltd.	13,082	30,026
Navigator Global Investments Ltd.	15,128	21,296
New Hope Corp., Ltd.(a)	58,916	50,123
NIB Holdings Ltd.	15,400	48,353
Nick Scali Ltd.	9,315	19,270
Nine Entertainment Co. Holdings Ltd.	79,583	55,772
oOh!media Ltd.(a)	16,114	6,312
Orora Ltd.	55,803	82,653
OZ Minerals Ltd.	9,398	42,278
Peet Ltd.	39,477	21,262
Pendal Group Ltd.	26,289	71,601
Perenti Global Ltd.	33,189	12,391
Perpetual Ltd.(a)	3,741	57,769
Platinum Asset Management Ltd.(a)	41,821	85,236
Premier Investments Ltd.	7,742	58,710
Regis Healthcare Ltd.(a)	27,464	25,466
Regis Resources Ltd.	21,084	46,972
Reliance Worldwide Corp., Ltd.	20,645	32,853
Sandfire Resources Ltd.	10,207	20,616
SeaLink Travel Group Ltd.	8,651	15,779
Service Stream Ltd.	22,197	24,726
SG Fleet Group Ltd.(a)	23,775	17,607
Sigma Healthcare Ltd.	105,928	41,493
Sims Ltd.	12,800	47,867
SmartGroup Corp., Ltd.	7,596	22,734
Southern Cross Media Group Ltd.	94,818	9,576
Spark Infrastructure Group	125,690	150,011
St Barbara Ltd.	27,486	35,833
Steadfast Group Ltd.	21,701	33,072
Super Retail Group Ltd.(a)	11,849	33,578
Tassal Group Ltd.	10,077	21,587
Technology One Ltd.	6,459	31,626

Total Australia		3,243,727

Austria - 1.6%
EVN AG	5,497	80,461
Oesterreichische Post AG(a)	5,302	189,654
Palfinger AG	1,175	21,428
Porr AG(a)	2,127	35,148
S IMMO AG	2,700	52,141
UNIQA Insurance Group AG	22,805	176,661
Wienerberger AG	4,100	64,737

Total Austria		620,230

Belgium - 1.4%
Bekaert S.A.	2,194	36,809
bpost S.A.	29,056	204,999
D’ieteren S.A./N.V.	1,666	82,535
Econocom Group S.A./N.V.	14,342	22,803
Euronav N.V.	4,571	52,262
Greenyard N.V.*(a)	3,927	16,762
Ontex Group N.V.	2,963	51,693
Orange Belgium S.A.	2,333	41,060
Recticel S.A.	3,425	18,415

Total Belgium		527,338

China - 2.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	26,300	38,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Investments	Shares	Value
China Overseas Grand Oceans Group Ltd.	178,400	$104,496
China Power International Development Ltd.	720,000	133,765
China South City Holdings Ltd.	436,000	42,189
China Traditional Chinese Medicine Holdings Co., Ltd.	190,000	86,532
CITIC Telecom International Holdings Ltd.	287,678	95,387
CPMC Holdings Ltd.	102,900	33,190
Genertec Universal Medical Group Co., Ltd.(a)(b)	103,800	64,683
Hua Hong Semiconductor Ltd.(a)(b)	33,500	61,373
Poly Property Group Co., Ltd.	202,000	68,542
Shougang Fushan Resources Group Ltd.	489,903	89,120
Xiwang Special Steel Co., Ltd.	366,000	21,249

Total China		839,208

Denmark - 1.2%
Alm Brand A/S	9,905	72,065
Matas A/S	5,877	36,857
NNIT A/S(b)	1,570	19,807
Ringkjoebing Landbobank A/S	878	49,317
Scandinavian Tobacco Group A/S Class A(b)	8,917	89,749
Schouw & Co. A/S	769	50,974
Spar Nord Bank A/S	9,100	55,865
Sydbank A/S	5,896	83,315

Total Denmark		457,949

Finland - 2.9%
Ahlstrom-Munksjo Oyj(a)	4,513	55,263
Altia Oyj	3,754	30,893
Cargotec Oyj Class B(a)	2,429	45,122
Citycon Oyj(a)	13,764	84,952
Fiskars Oyj Abp(a)	3,627	38,205
Kemira Oyj	7,517	72,830
Konecranes Oyj	3,555	60,871
Lassila & Tikanoja Oyj(a)	3,395	42,839
Metsa Board Oyj*(a)	24,293	132,424
Oriola Oyj Class B	11,930	21,494
Outokumpu Oyj(a)	26,602	66,259
Raisio Oyj Class V	9,172	29,789
Sanoma Oyj	9,742	89,310
Terveystalo Oyj(b)	4,302	38,377
TietoEVRY Oyj(a)	6,881	149,343
Tokmanni Group Corp.	5,067	50,594
Uponor Oyj	5,277	48,059
YIT Oyj(a)	13,702	60,770

Total Finland		1,117,394

France - 2.9%
Albioma S.A.	1,320	39,178
Beneteau S.A.(a)	3,279	21,893
Chargeurs S.A.	1,953	19,801
Coface S.A.	16,564	106,323
Derichebourg S.A.	10,368	28,168
Elior Group S.A.(a)(b)	7,377	48,648
Europcar Mobility Group(a)(b)	11,054	17,696
Interparfums S.A.	980	32,904
IPSOS	2,199	45,844
Jacquet Metal Service S.A.	2,071	19,384
Kaufman & Broad S.A.	2,206	68,308
Maisons du Monde S.A.(b)	1,933	15,494
Manitou BF S.A.	1,176	17,755
Metropole Television S.A.	8,648	96,978
Nexity S.A.	4,274	131,404
Quadient	2,077	36,464
Rallye S.A.	4,878	34,523
Rothschild & Co.	2,329	47,277
Sopra Steria Group	603	66,131
SPIE S.A.	7,101	71,332
Television Francaise 1	10,856	59,344
Trigano S.A.	643	40,991
Vicat S.A.	1,701	43,114

Total France		1,108,954

Germany - 4.9%
Aareal Bank AG	5,881	98,052
alstria office REIT-AG	7,688	110,001
AURELIUS Equity Opportunities SE & Co. KGaA	1,440	26,608
Aurubis AG	2,102	87,183
BayWa AG	1,363	37,987
Bilfinger SE	2,144	36,135
CANCOM SE	692	29,643
CropEnergies AG	5,434	47,521
Dermapharm Holding SE	1,710	71,112
Deutsche Pfandbriefbank AG(b)	14,589	111,894
Deutz AG	4,306	15,875
DIC Asset AG	4,461	46,354
Duerr AG	2,557	52,438
Encavis AG	7,766	78,822
Freenet AG	14,138	249,215
Gerresheimer AG	728	46,171
Hamburger Hafen und Logistik AG	2,666	37,180
Indus Holding AG	1,185	30,751
Jenoptik AG	1,093	17,870
JOST Werke AG(b)	947	22,912
Krones AG	863	46,191
MLP SE	7,937	40,496
PATRIZIA AG	1,681	38,734
Pfeiffer Vacuum Technology AG	287	41,190
RHOEN-KLINIKUM AG	844	16,484
RIB Software SE	739	23,158
Salzgitter AG	1,907	22,619
Siltronic AG	3,010	225,444
Software AG	2,093	62,696
Takkt AG	3,636	28,246
Wacker Neuson SE	2,579	28,411
Wuestenrot & Wuerttembergische AG	3,141	48,182

Total Germany		1,875,575

Hong Kong - 0.8%
BOCOM International Holdings Co., Ltd.	138,000	19,051
Dah Sing Banking Group Ltd.	50,800	44,240

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Investments	Shares	Value
Dah Sing Financial Holdings Ltd.	17,600	$50,069
Guotai Junan International Holdings Ltd.(a)	419,052	55,146
Hongkong & Shanghai Hotels Ltd. (The)	37,500	29,900
Kowloon Development Co., Ltd.	31,000	33,876
Nissin Foods Co., Ltd.	38,000	31,328
Television Broadcasts Ltd.	48,200	60,010

Total Hong Kong		323,620

Ireland - 0.5%
C&C Group PLC	15,742	38,414
Greencore Group PLC	22,632	46,289
Hibernia REIT PLC	24,108	28,093
Irish Continental Group PLC	7,588	26,976
Origin Enterprises PLC	7,393	16,208
UDG Healthcare PLC	5,527	43,278

Total Ireland		199,258

Israel - 2.6%
Ashtrom Group Ltd.	4,736	52,214
Ashtrom Properties Ltd.	7,934	38,016
Delek Automotive Systems Ltd.	7,045	27,722
Delek Group Ltd.	1,061	28,116
First International Bank of Israel Ltd.	4,408	108,111
Fox Wizel Ltd.	1,244	41,461
Gazit-Globe Ltd.	11,489	88,341
Gilat Satellite Networks Ltd.	3,721	27,612
Harel Insurance Investments & Financial Services Ltd.	10,207	55,977
Hilan Ltd.	988	31,170
Inrom Construction Industries Ltd.	11,108	38,498
Magic Software Enterprises Ltd.	3,355	26,983
Matrix IT Ltd.	3,088	50,718
Maytronics Ltd.	4,308	27,228
Mehadrin Ltd.*	0	11
Menora Mivtachim Holdings Ltd.	1,416	16,036
Naphtha Israel Petroleum Corp., Ltd.*	8,952	31,886
OPC Energy Ltd.	2,492	17,583
Paz Oil Co., Ltd.	653	55,084
Phoenix Holdings Ltd. (The)	18,849	90,583
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	697	38,698
Shapir Engineering and Industry Ltd.	6,472	41,513
Shufersal Ltd.	8,186	46,513

Total Israel		980,074

Italy - 3.6%
Anima Holding SpA(b)	28,426	76,354
Aquafil SpA(a)	3,964	14,614
Ascopiave SpA	12,440	45,932
ASTM SpA	2,267	39,750
Azimut Holding SpA	12,600	182,218
Banca Farmafactoring SpA(b)	20,786	107,879
Banca IFIS SpA	5,939	57,998
Banca Popolare di Sondrio SCPA	16,159	24,450
Banca Sistema SpA(b)	17,030	20,218
BPER Banca	20,751	63,753
Brunello Cucinelli SpA	863	26,211
Cairo Communication SpA(a)	15,989	27,614
Credito Emiliano SpA	15,571	65,608
Datalogic SpA(a)	2,410	28,242
doValue SpA(b)	4,336	26,881
El.En. SpA	926	16,287
Falck Renewables SpA	6,795	35,624
Fincantieri SpA(a)	19,066	11,705
Gruppo MutuiOnline SpA	1,582	26,454
Immobiliare Grande Distribuzione SIIQ SpA	11,122	45,764
Maire Tecnimont SpA(a)	17,701	28,065
MARR SpA	2,885	40,709
Piaggio & C. SpA	15,790	28,241
RAI Way SpA(b)	9,714	52,387
Reply SpA	454	27,747
Rizzoli Corriere Della Sera Mediagroup SpA	47,294	37,675
Saras SpA	69,091	64,439
Societa Cattolica di Assicurazioni SC	9,834	48,686
Tod’s SpA(a)	750	25,100
Unieuro SpA(b)	3,469	23,561
Zignago Vetro SpA	3,970	47,394

Total Italy		1,367,560

Japan - 31.2%
77 Bank Ltd. (The)	2,535	32,851
ADEKA Corp.(a)	2,900	36,292
Aeon Delight Co., Ltd.	1,100	33,676
Ai Holdings Corp.	2,300	28,400
Aica Kogyo Co., Ltd.	1,500	43,004
Aichi Corp.	3,800	24,112
Alpen Co., Ltd.	2,600	38,655
Amano Corp.	2,300	50,855
Anest Iwata Corp.	3,300	30,446
Anritsu Corp.(a)	2,100	39,022
AOKI Holdings, Inc.	4,700	31,608
Aomori Bank Ltd. (The)	1,448	35,088
Aoyama Trading Co., Ltd.(a)	2,500	21,490
Arcs Co., Ltd.	2,100	37,894
Ariake Japan Co., Ltd.	400	25,270
As One Corp.(a)	435	38,360
Asahi Holdings, Inc.	2,100	44,021
Asics Corp.	3,300	30,538
Autobacs Seven Co., Ltd.	2,600	30,009
Awa Bank Ltd. (The)	970	20,504
Axial Retailing, Inc.	800	29,494
Bank of Nagoya Ltd. (The)	1,249	30,243
Bank of Okinawa Ltd. (The)	842	24,608
Bell System24 Holdings, Inc.	2,401	25,065
Benesse Holdings, Inc.	2,300	58,611
Bic Camera, Inc.(a)	3,800	30,800
C.I. Takiron Corp.	5,700	31,627
Central Glass Co., Ltd.	1,300	22,663
Chugoku Bank Ltd. (The)(a)	3,900	34,790
Citizen Watch Co., Ltd.(a)	11,300	40,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Investments	Shares	Value
CKD Corp.	1,900	$26,048
Cosel Co., Ltd.	3,300	30,171
Cosmo Energy Holdings Co., Ltd.	2,719	38,309
Credit Saison Co., Ltd.	5,600	65,153
Dai Nippon Toryo Co., Ltd.	4,300	31,666
Daibiru Corp.	4,300	35,530
Daido Steel Co., Ltd.(a)	1,200	38,683
Daihen Corp.	837	22,531
Daiichikosho Co., Ltd.	1,400	37,362
Daikyonishikawa Corp.(a)	4,700	21,507
Daishi Hokuetsu Financial Group, Inc.	1,500	32,833
Daiwabo Holdings Co., Ltd.	800	38,460
Denka Co., Ltd.	2,800	59,058
Denyo Co., Ltd.	2,295	40,923
DIC Corp.	3,200	70,933
Dip Corp.	2,141	34,469
DMG Mori Co., Ltd.(a)	3,700	30,915
Doshisha Co., Ltd.	1,900	22,528
Eagle Industry Co., Ltd.	3,700	23,237
Ebara Corp.	2,200	41,919
Eidai Co., Ltd.	9,200	23,521
en-japan, Inc.	1,000	18,730
EPS Holdings, Inc.	2,500	26,145
Exedy Corp.	2,230	33,030
Financial Products Group Co., Ltd.	5,200	26,300
FP Corp.	559	37,127
Fuji Corp., Ltd.	6,600	31,424
Fuji Oil Holdings, Inc.(a)	1,300	31,406
Fujikura Ltd.	11,100	32,183
Fujitec Co., Ltd.	2,900	37,367
Fujitsu General Ltd.	2,049	37,068
Furukawa Co., Ltd.	2,600	25,529
Furukawa Electric Co., Ltd.	1,900	34,584
Fuso Chemical Co., Ltd.	1,300	36,548
Fuyo General Lease Co., Ltd.	900	45,686
Glory Ltd.	1,500	34,598
GMO Financial Holdings, Inc.	6,300	26,611
GMO Internet, Inc.	2,200	37,008
Goldcrest Co., Ltd.	1,900	28,582
GS Yuasa Corp.	2,451	33,011
Gunma Bank Ltd. (The)	12,787	38,851
H2O Retailing Corp.	3,400	24,912
Hachijuni Bank Ltd. (The)	12,600	45,636
Hakudo Co., Ltd.(a)	2,800	33,355
Hakuto Co., Ltd.	4,400	39,413
Hanwa Co., Ltd.	2,139	33,327
Hazama Ando Corp.	6,400	40,847
Heiwa Corp.	2,849	53,335
Heiwa Real Estate Co., Ltd.	1,500	38,891
Hokkoku Bank Ltd. (The)	1,000	31,217
Hokuetsu Corp.	6,000	22,454
Hokuhoku Financial Group, Inc.	3,806	34,127
Horiba Ltd.	1,200	59,803
Hyakugo Bank Ltd. (The)	10,700	29,933
Hyakujushi Bank Ltd. (The)	2,267	41,180
Ibiden Co., Ltd.	2,610	57,323
Ichibanya Co., Ltd.	800	33,162
Ichigo, Inc.	10,900	25,242
Ichiyoshi Securities Co., Ltd.	7,300	30,159
IDOM, Inc.	5,200	18,930
Imasen Electric Industrial	5,500	33,167
Inaba Denki Sangyo Co., Ltd.	1,500	31,986
Inabata & Co., Ltd.	2,800	30,605
Inageya Co., Ltd.(a)	2,600	38,125
Information Services International-Dentsu Ltd.	900	32,722
Itochu Enex Co., Ltd.	6,200	48,472
Itoham Yonekyu Holdings, Inc.	5,200	30,683
Iyo Bank Ltd. (The)	6,900	34,962
JAC Recruitment Co., Ltd.(a)	1,700	15,999
Japan Aviation Electronics Industry Ltd.	2,500	30,128
Japan Lifeline Co., Ltd.(a)	2,200	27,756
Japan Steel Works Ltd. (The)(a)	2,300	27,867
Japan Wool Textile Co., Ltd. (The)	3,984	34,616
Joshin Denki Co., Ltd.	1,246	23,984
Juroku Bank Ltd. (The)	1,100	19,207
K’s Holdings Corp.(a)	5,490	52,024
Kagome Co., Ltd.	1,600	41,573
Kaken Pharmaceutical Co., Ltd.	1,200	55,912
Kandenko Co., Ltd.	5,278	42,095
Kaneka Corp.	1,900	45,584
Kanematsu Corp.	3,500	35,955
Kanematsu Electronics Ltd.	1,300	40,943
Kansai Mirai Financial Group, Inc.	9,500	34,232
Kasai Kogyo Co., Ltd.	4,505	22,034
Kato Sangyo Co., Ltd.	948	29,901
Keihin Corp.	1,800	42,101
Keiyo Bank Ltd. (The)	6,001	29,684
Keiyo Co., Ltd.	9,400	43,014
King Jim Co., Ltd.	5,900	45,525
Kintetsu World Express, Inc.	2,500	36,751
Kitz Corp.	3,700	22,381
Kiyo Bank Ltd. (The)	2,400	35,481
Koei Tecmo Holdings Co., Ltd.	3,360	86,681
Kohnan Shoji Co., Ltd.	1,400	28,375
Kokuyo Co., Ltd.	2,800	39,216
KOMEDA Holdings Co., Ltd.(a)	2,800	43,107
Kondotec, Inc.	4,600	39,585
Konishi Co., Ltd.	2,400	31,835
Kumagai Gumi Co., Ltd.	1,300	30,117
Kurabo Industries Ltd.	1,963	47,077
Kureha Corp.	500	20,402
KYORIN Holdings, Inc.	3,073	62,567
Kyowa Exeo Corp.(a)	2,600	57,946
Kyudenko Corp.(a)	2,200	59,567
Kyushu Financial Group, Inc.	9,700	37,109
Lasertec Corp.	800	37,497
Life Corp.	1,066	29,456
Lintec Corp.	2,600	54,767
Mabuchi Motor Co., Ltd.	2,300	68,603
Macnica Fuji Electronics Holdings, Inc.	2,900	36,023
Maeda Corp.(a)	4,000	29,531
Maeda Road Construction Co., Ltd.(a)	2,642	49,460
Makino Milling Machine Co., Ltd.	900	23,785
Mandom Corp.	1,542	29,582
Marusan Securities Co., Ltd.	9,900	41,542
Maruwa Unyu Kikan Co., Ltd.	400	9,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Investments	Shares	Value
Matsui Securities Co., Ltd.(a)	15,500	$113,858
Maxell Holdings Ltd.	2,400	23,654
Megmilk Snow Brand Co., Ltd.	1,500	34,125
Meitec Corp.	1,100	43,815
Miraca Holdings, Inc.(a)	2,500	52,753
Mirait Holdings Corp.(a)	2,500	31,194
Mitsubishi Logistics Corp.(a)	1,500	30,318
Mitsubishi Shokuhin Co., Ltd.	1,300	33,465
Mitsuboshi Belting Ltd.	1,900	21,490
Mitsui Mining & Smelting Co., Ltd.(a)	1,700	28,455
Mitsui OSK Lines Ltd.	2,300	37,220
Mitsui Sugar Co., Ltd.	1,400	26,935
Mixi, Inc.	3,400	49,415
Mochida Pharmaceutical Co., Ltd.	800	30,902
Modec, Inc.	1,100	13,318
Morinaga & Co., Ltd.	800	32,754
Morinaga Milk Industry Co., Ltd.	700	27,104
Morita Holdings Corp.	2,000	30,809
Morito Co., Ltd.	6,100	41,644
Morningstar Japan K.K.	11,697	37,706
MOS Food Services, Inc.(a)	1,300	30,177
Musashi Seimitsu Industry Co., Ltd.	2,600	20,086
Musashino Bank Ltd. (The)	2,200	28,041
Nagaileben Co., Ltd.	1,300	31,948
Nagase & Co., Ltd.	3,100	36,727
Nakanishi, Inc.	2,117	28,140
NEC Capital Solutions Ltd.	2,400	40,906
NEC Networks & System Integration Corp.	1,700	69,288
NET One Systems Co., Ltd.(a)	1,200	24,988
NHK Spring Co., Ltd.	6,300	41,317
Nichias Corp.	2,674	50,134
Nichiden Corp.	2,600	51,179
NichiiGakkan Co., Ltd.	2,300	22,030
Nifco, Inc.	1,800	32,347
Nihon Kohden Corp.	1,100	41,369
Nihon Parkerizing Co., Ltd.	2,940	30,502
Nippo Corp.	2,100	46,297
Nippon Coke & Engineering Co., Ltd.(a)	65,800	37,180
Nippon Electric Glass Co., Ltd.	3,000	40,239
Nippon Flour Mills Co., Ltd.	2,381	37,208
Nippon Gas Co., Ltd.	1,100	36,427
Nippon Kayaku Co., Ltd.	3,600	33,180
Nippon Paper Industries Co., Ltd.(a)	2,300	32,789
Nippon Parking Development Co., Ltd.	23,091	28,876
Nippon Sheet Glass Co., Ltd.(a)	8,100	24,985
Nippon Shokubai Co., Ltd.	700	32,097
Nippon Signal Co., Ltd.	3,200	31,272
Nippon Steel Trading Corp.	1,300	43,953
Nipro Corp.	4,100	48,271
Nishi-Nippon Financial Holdings, Inc.	6,100	34,468
Nishimatsu Construction Co., Ltd.	2,450	47,001
Nisshin Oillio Group Ltd. (The)	1,042	35,230
Nisshinbo Holdings, Inc.	5,850	39,070
Nissin Electric Co., Ltd.	3,100	26,591
Nissin Kogyo Co., Ltd.	2,300	46,957
Nitto Boseki Co., Ltd.	600	26,539
Noevir Holdings Co., Ltd.	873	44,639
NOK Corp.	4,500	49,729
Nomura Co., Ltd.	2,558	19,430
Noritz Corp.	2,800	30,528
North Pacific Bank Ltd.	16,800	31,747
NS United Kaiun Kaisha Ltd.	1,800	23,126
NSD Co., Ltd.	2,900	38,683
NTN Corp.	21,924	38,383
Obara Group, Inc.	827	17,773
Ogaki Kyoritsu Bank Ltd. (The)	1,300	26,191
Ohsho Food Service Corp.	572	30,625
Oiles Corp.	2,400	30,413
Okamoto Industries, Inc.	1,000	35,941
Okamura Corp.	3,400	27,243
Oki Electric Industry Co., Ltd.	3,100	29,118
Okumura Corp.	1,490	31,027
Open House Co., Ltd.	2,400	49,465
Optorun Co., Ltd.	900	21,442
OSG Corp.	2,600	34,850
Outsourcing, Inc.	3,600	15,673
PAL GROUP Holdings Co., Ltd.	1,690	20,586
Paramount Bed Holdings Co., Ltd.	700	29,017
Penta-Ocean Construction Co., Ltd.	9,000	47,436
Prima Meat Packers Ltd.	1,957	44,468
Raito Kogyo Co., Ltd.	2,200	25,005
Relia, Inc.	3,000	29,040
Rengo Co., Ltd.	3,650	28,468
Resorttrust, Inc.	3,100	30,324
Restar Holdings Corp.(a)	2,554	35,818
Riso Kagaku Corp.	2,000	30,253
Ryosan Co., Ltd.	2,300	50,898
Sac’s Bar Holdings, Inc.	4,800	27,256
San ju San Financial Group, Inc.	2,700	37,316
San-In Godo Bank Ltd. (The)	5,900	29,895
Sanoh Industrial Co., Ltd.	2,400	15,206
Sanwa Holdings Corp.	5,500	42,999
Sanyo Chemical Industries Ltd.	500	18,318
Sapporo Holdings Ltd.	1,800	33,231
Sawai Pharmaceutical Co., Ltd.	1,000	53,448
SCREEN Holdings Co., Ltd.(a)	1,200	44,463
Seika Corp.	3,700	37,153
Seiko Holdings Corp.	1,600	25,848
Seino Holdings Co., Ltd.	3,700	40,203
Seiren Co., Ltd.	2,300	27,697
Senko Group Holdings Co., Ltd.	5,580	43,315
Senshu Ikeda Holdings, Inc.	20,200	30,500
Seria Co., Ltd.	1,400	40,526
Shikoku Bank Ltd. (The)	4,400	34,766
Shikoku Chemicals Corp.	2,512	23,106
Shikoku Electric Power Co., Inc.(a)	5,300	41,927
Shimachu Co., Ltd.	1,453	35,829
Shinko Electric Industries Co., Ltd.	4,200	40,306
Shinmaywa Industries Ltd.	3,400	35,463
Ship Healthcare Holdings, Inc.	900	36,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Investments	Shares	Value
SHO-BOND Holdings Co., Ltd.	900	$36,015
Showa Corp.	2,600	54,237
SKY Perfect JSAT Holdings, Inc.	13,500	48,020
Sotetsu Holdings, Inc.	1,600	41,099
Space Co., Ltd.(a)	3,500	35,371
Sparx Group Co., Ltd.	13,700	21,066
SRA Holdings	2,000	39,591
Starts Corp., Inc.	1,600	29,716
Sumitomo Bakelite Co., Ltd.	1,100	23,385
Sumitomo Densetsu Co., Ltd.	1,500	30,888
Sumitomo Forestry Co., Ltd.	5,000	64,147
Sumitomo Mitsui Construction Co., Ltd.	6,613	29,220
Sumitomo Osaka Cement Co., Ltd.	900	27,011
Sumitomo Seika Chemicals Co., Ltd.	825	20,313
T-Gaia Corp.	2,800	53,118
T. RAD Co., Ltd.	1,900	21,859
Tachibana Eletech Co., Ltd.	3,000	40,239
Tadano Ltd.(a)	3,100	22,226
Taikisha Ltd.	900	26,094
Taiyo Holdings Co., Ltd.	1,200	45,241
Taiyo Yuden Co., Ltd.	1,300	34,452
Takara Holdings, Inc.(a)	3,000	22,509
Takara Standard Co., Ltd.	2,300	35,324
Takasago Thermal Engineering Co., Ltd.	2,500	38,465
Takeuchi Manufacturing Co., Ltd.	2,453	30,630
Tamron Co., Ltd.	1,500	25,191
Tanseisha Co., Ltd.	2,700	18,208
TechnoPro Holdings, Inc.	873	41,000
Tekken Corp.	1,100	23,925
THK Co., Ltd.	3,700	75,813
Toagosei Co., Ltd.	3,400	29,605
Tochigi Bank Ltd. (The)	19,900	28,572
Toda Corp.(a)	8,904	51,879
Toho Bank Ltd. (The)	12,814	32,048
Tokai Carbon Co., Ltd.	3,700	30,572
TOKAI Holdings Corp.	3,900	33,850
Tokai Rika Co., Ltd.	3,000	37,404
Tokai Tokyo Financial Holdings, Inc.	14,518	33,083
Tokuyama Corp.(a)	1,400	27,130
Tokyo Electron Device Ltd.	2,400	50,043
Tokyo Ohka Kogyo Co., Ltd.	1,200	46,075
Tokyo Seimitsu Co., Ltd.	2,300	65,620
Tokyo Tatemono Co., Ltd.	5,700	60,561
Tokyu Construction Co., Ltd.	4,900	25,827
Topcon Corp.	2,600	19,315
Toppan Forms Co., Ltd.	3,700	33,005
Topy Industries Ltd.	2,000	25,492
Toshiba TEC Corp.	1,300	40,943
Totetsu Kogyo Co., Ltd.	945	25,534
Toyo Ink SC Holdings Co., Ltd.	2,328	44,099
Toyo Tire Corp.	3,100	35,607
Toyoda Gosei Co., Ltd.	3,000	51,521
Toyota Boshoku Corp.	5,700	67,953
TS Tech Co., Ltd.	2,000	47,390
Tsubaki Nakashima Co., Ltd.	3,293	20,620
Tsubakimoto Chain Co.	1,156	26,342
Tsumura & Co.	2,113	53,865
UACJ Corp.	1,900	27,333
Ube Industries Ltd.	3,100	47,582
Ulvac, Inc.	1,600	38,386
Unipres Corp.	2,100	18,752
United Arrows Ltd.	1,000	15,053
Unizo Holdings Co., Ltd.	1,400	77,421
Valor Holdings Co., Ltd.	1,400	24,938
Vital KSK Holdings, Inc.(a)	3,800	38,614
VT Holdings Co., Ltd.	9,100	24,698
Wacoal Holdings Corp.	2,034	44,220
Wowow, Inc.	2,000	44,463
Xebio Holdings Co., Ltd.	2,600	21,483
Yahagi Construction Co., Ltd.	6,400	46,419
Yamagata Bank Ltd. (The)	4,168	51,697
Yamazen Corp.	3,800	31,715
Yaoko Co., Ltd.	800	49,428
Yellow Hat Ltd.	2,700	37,591
Yuasa Trading Co., Ltd.	1,100	29,121
Yumeshin Holdings Co., Ltd.(a)	5,500	28,938
Zeon Corp.	3,700	27,899
Zojirushi Corp.(a)	2,600	35,669

Total Japan		11,920,830

Morocco - 0.0%
Vivo Energy PLC(a)(b)	15,635	13,086

Netherlands - 1.5%
AMG Advanced Metallurgical Group N.V.(a)	1,010	14,296
Arcadis N.V.	3,055	48,605
BE Semiconductor Industries N.V.	7,905	241,131
Corbion N.V.	1,577	46,824
ForFarmers N.V.(a)	5,679	35,144
Intertrust N.V.(b)	3,939	49,228
Koninklijke BAM Groep N.V.	15,033	21,031
Sligro Food Group N.V.(a)	2,243	33,373
TKH Group N.V. CVA	1,308	36,426
Van Lanschot Kempen N.V.(a)	3,597	44,204

Total Netherlands		570,262

New Zealand - 2.2%
Air New Zealand Ltd.	10,612	5,348
Chorus Ltd.	23,774	97,111
EBOS Group Ltd.	5,632	74,458
Freightways Ltd.	8,257	26,923
Genesis Energy Ltd.	69,723	103,958
Heartland Group Holdings Ltd.	40,876	24,718
Infratil Ltd.	29,358	68,053
Kathmandu Holdings Ltd.	21,448	14,241
Kiwi Property Group Ltd.	77,731	43,318
Mainfreight Ltd.	1,741	35,661
Metlifecare Ltd.	9,518	21,442
NZX Ltd.	62,988	41,450
Oceania Healthcare Ltd.	46,231	18,912
Port of Tauranga Ltd.	12,880	46,197
Scales Corp., Ltd.	7,881	20,792
Skellerup Holdings Ltd.	21,083	22,248
SKYCITY Entertainment Group Ltd.	51,001	56,541
Summerset Group Holdings Ltd.	7,852	25,370
Trustpower Ltd.	12,340	46,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Investments	Shares	Value
Z Energy Ltd.	38,988	$66,800

Total New Zealand		860,362

Norway - 2.7%
ABG Sundal Collier Holding ASA	121,351	35,593
AF Gruppen ASA	3,111	43,253
American Shipping Co. ASA*	14,449	26,529
Atea ASA*	7,077	59,374
Austevoll Seafood ASA	9,639	67,834
B2Holding ASA	31,863	10,942
Borregaard ASA	3,381	31,167
Elkem ASA(b)	81,079	101,918
Entra ASA(b)	7,757	91,598
Europris ASA(b)	16,537	47,874
Fjordkraft Holding ASA(b)	8,780	56,855
Grieg Seafood ASA	4,448	40,960
Kongsberg Gruppen ASA	4,747	58,993
Kvaerner ASA(a)	31,131	18,706
Norway Royal Salmon ASA	1,549	30,682
Ocean Yield ASA(a)	21,076	46,965
Sbanken ASA(b)	4,040	19,544
Selvaag Bolig ASA	8,461	37,305
SpareBank 1 SMN(a)	8,249	53,103
TGS Nopec Geophysical Co. ASA	5,016	55,792
Veidekke ASA	9,713	80,610
XXL ASA*(a)(b)	23,721	10,617

Total Norway		1,026,214

Portugal - 1.4%
Altri, SGPS, S.A.	10,901	43,323
Corticeira Amorim, SGPS, S.A.	4,025	36,524
CTT-Correios de Portugal S.A.	12,895	32,317
Mota-Engil, SGPS, S.A.(a)	19,742	23,828
Navigator Co. S.A. (The)	66,540	157,558
REN - Redes Energeticas Nacionais, SGPS, S.A.	49,547	126,128
Semapa-Sociedade de Investimento e Gestao	4,037	34,329
Sonae, SGPS, S.A.	104,261	67,439

Total Portugal		521,446

Singapore - 3.1%
Accordia Golf Trust	128,400	43,736
Asian Pay Television Trust	350,001	29,498
Best World International Ltd.†(a)	17,900	12,710
Bukit Sembawang Estates Ltd.	9,200	24,682
China Aviation Oil Singapore Corp., Ltd.	48,834	29,324
China Sunsine Chemical Holdings Ltd.	82,800	17,446
Chip Eng Seng Corp., Ltd.	69,705	24,478
First Resources Ltd.	36,927	31,381
GuocoLand Ltd.	23,800	22,399
Hi-P International Ltd.(a)	40,100	23,939
Hutchison Port Holdings Trust	711,900	73,326
Japfa Ltd.(a)	60,100	17,306
Keppel Infrastructure Trust	269,591	80,469
NetLink NBN Trust	264,300	167,989
Oxley Holdings Ltd.	183,052	26,355
Raffles Medical Group Ltd.	62,400	33,964
Riverstone Holdings Ltd.	47,100	32,583
SBS Transit Ltd.	13,318	25,161
Sheng Siong Group Ltd.	68,800	57,501
SIA Engineering Co., Ltd.	31,900	38,311
Singapore Post Ltd.	79,800	36,149
StarHub Ltd.	194,100	181,306
Tuan Sing Holdings Ltd.	139,400	20,070
UMS Holdings Ltd.	77,900	34,194
Wing Tai Holdings Ltd.	25,400	27,650
Yanlord Land Group Ltd.	116,509	80,599

Total Singapore		1,192,526

Spain - 2.6%
Acerinox S.A.	10,622	72,401
Applus Services S.A.	2,332	14,969
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	28,925	79,345
Bolsas y Mercados Espanoles SHMSF S.A.	6,894	250,081
Construcciones y Auxiliar de Ferrocarriles S.A.	758	23,496
Ence Energia y Celulosa S.A.(a)	21,244	58,275
Euskaltel S.A.(b)	7,721	57,100
Faes Farma S.A.	13,104	50,971
Liberbank S.A.	92,696	13,894
Mediaset Espana Comunicacion S.A.	12,945	47,952
Melia Hotels International S.A.	6,432	27,383
Metrovacesa S.A.(b)	5,449	30,433
Prosegur Cia de Seguridad S.A.	20,811	52,246
Sacyr S.A.	32,806	50,107
Unicaja Banco S.A.(b)	89,019	51,768
Viscofan S.A.	1,796	98,218

Total Spain		978,639

Sweden - 4.7%
AddTech AB Class B	1,379	34,031
Atrium Ljungberg AB Class B	4,619	72,168
Avanza Bank Holding AB	5,707	47,694
Beijer Ref AB	2,167	39,107
Betsson AB*	10,618	42,803
Bilia AB Class A	7,372	45,611
BillerudKorsnas AB	4,528	49,587
Bonava AB Class B(a)	6,129	26,551
Bravida Holding AB(b)	6,498	46,008
Clas Ohlson AB Class B	5,416	39,386
Coor Service Management Holding AB(b)	6,061	29,700
Dios Fastigheter AB	8,084	54,096
Dustin Group AB(b)	4,876	23,131
Fagerhult AB	7,350	29,006
Granges AB	4,294	21,323
Hexpol AB	11,885	71,495
JM AB(a)	5,027	87,600
KNOW IT AB	1,971	27,055
Kungsleden AB	9,145	69,227
LeoVegas AB(b)	6,211	17,904
Loomis AB Class B	2,700	55,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Investments	Shares	Value
Mycronic AB	3,001	$36,681
NCC AB Class B	4,466	58,734
NetEnt AB*	19,242	48,068
Nobia AB	16,303	58,184
Nobina AB(b)	9,725	53,102
Nolato AB Class B	863	39,145
Nordic Waterproofing Holding A/S(b)	4,070	30,850
NP3 Fastigheter AB	4,630	32,759
Peab AB Class B	16,666	120,524
Platzer Fastigheter Holding AB Class B	4,461	31,833
Resurs Holding AB(b)	16,461	56,688
Samhallsbyggnadsbolaget i Norden AB	42,954	82,373
Scandi Standard AB	4,310	26,144
Scandic Hotels Group AB(b)	7,817	23,543
SkiStar AB	3,346	25,768
Thule Group AB(b)	3,741	65,247
Wihlborgs Fastigheter AB	5,733	80,026

Total Sweden		1,798,200

Switzerland - 2.3%
Allreal Holding AG Registered Shares*	671	124,137
Bobst Group S.A. Registered Shares(a)	516	23,423
Cembra Money Bank AG	1,407	129,713
Comet Holding AG Registered Shares*	221	22,807
Daetwyler Holding AG Bearer Shares	275	44,225
EFG International AG*	15,587	88,926
Galenica AG(b)	2,038	139,019
Huber + Suhner AG Registered Shares	532	33,320
Implenia AG Registered Shares	780	27,571
Landis+Gyr Group AG*	1,114	76,681
Mobilezone Holding AG Registered Shares*	4,736	41,019
Swissquote Group Holding S.A. Registered Shares	602	34,874
u-blox Holding AG*	442	27,158
Valiant Holding AG Registered Shares	681	54,618

Total Switzerland		867,491

United Kingdom - 14.3%
A.G. Barr PLC(a)	3,252	19,436
Aggreko PLC	10,767	65,071
Arrow Global Group PLC	17,583	23,328
Ascential PLC(b)	8,750	26,777
Bakkavor Group PLC(a)(b)	31,465	40,966
Balfour Beatty PLC	16,460	44,207
Biffa PLC(b)	11,093	24,731
Big Yellow Group PLC	5,828	72,553
Bodycote PLC	11,724	82,062
Brewin Dolphin Holdings PLC	19,274	52,338
Card Factory PLC	46,269	18,841
CareTech Holdings PLC	7,071	33,317
Central Asia Metals PLC	18,791	36,395
Chemring Group PLC	9,613	23,899
Chesnara PLC	13,381	48,282
Clarkson PLC	1,159	33,197
Close Brothers Group PLC	7,984	112,065
CMC Markets PLC(b)	31,155	69,535
Coats Group PLC	35,643	18,774
Computacenter PLC	3,571	63,318
Concentric AB	2,315	22,641
ContourGlobal PLC(b)	8,799	15,798
Cranswick PLC	1,287	59,013
Daily Mail & General Trust PLC Class A Non-Voting Shares(a)	11,028	93,258
Devro PLC	12,304	24,288
Diploma PLC	2,295	45,929
Diversified Gas & Oil PLC	53,669	58,561
Dixons Carphone PLC	112,908	109,312
Domino’s Pizza Group PLC	22,383	78,821
Drax Group PLC	24,546	46,780
Empiric Student Property PLC	57,257	46,928
Equiniti Group PLC(b)	12,504	27,443
Essentra PLC	15,717	51,215
Euromoney Institutional Investor PLC	3,805	38,216
FDM Group Holdings PLC(a)	5,027	46,064
Ferrexpo PLC	20,666	30,250
First Derivatives PLC	462	13,061
Galliford Try Holdings PLC	19,312	31,503
Games Workshop Group PLC	1,027	55,140
Genus PLC	1,206	48,749
Go-Ahead Group PLC (The)	3,246	33,266
Halfords Group PLC	21,372	18,497
Hammerson PLC(a)	78,797	75,604
Hastings Group Holdings PLC(b)	57,013	130,429
Hays PLC	96,452	137,774
Helical PLC	6,765	29,359
Hill & Smith Holdings PLC	2,688	31,880
Hilton Food Group PLC	3,217	43,080
IntegraFin Holdings PLC	10,286	55,544
International Personal Finance PLC	22,965	21,698
James Fisher & Sons PLC	1,212	18,906
John Laing Group PLC(b)	14,096	59,357
Jupiter Fund Management PLC	39,716	98,492
Keller Group PLC	5,437	35,461
Liontrust Asset Management PLC	3,874	45,154
Lookers PLC	37,154	7,371
M&C Saatchi PLC	22,279	8,757
Marshalls PLC	6,268	45,505
Marston’s PLC	70,596	36,100
Moneysupermarket.com Group PLC	17,970	67,715
Morgan Advanced Materials PLC	16,261	37,321
Morgan Sindall Group PLC	2,596	38,627
National Express Group PLC	24,952	63,673
Numis Corp. PLC	9,262	24,117
OneSavings Bank PLC	20,627	64,146
Pagegroup PLC	19,284	87,085
Paragon Banking Group PLC	15,096	62,220
Pets at Home Group PLC	26,076	83,225
Pharos Energy PLC	20,076	2,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Investments	Shares	Value
Photo-Me International PLC	49,066	$23,788
Polar Capital Holdings PLC	7,510	35,851
Polypipe Group PLC	7,386	42,128
Premier Miton Group PLC	12,182	12,688
Provident Financial PLC	7,510	20,216
PZ Cussons PLC	20,004	47,624
QinetiQ Group PLC	14,645	58,472
Rank Group PLC(a)	24,137	38,847
Redde Northgate PLC	26,714	46,042
Redrow PLC	23,081	102,886
Renewi PLC	105,044	30,544
Royal Mail PLC	141,800	220,133
RPS Group PLC	19,236	8,181
RWS Holdings PLC	4,733	26,908
Sabre Insurance Group PLC(b)	17,525	63,017
Safestore Holdings PLC	6,444	51,178
Saga PLC	158,394	33,310
Savills PLC	6,425	65,725
Senior PLC	15,866	13,820
SIG PLC	44,958	12,966
Softcat PLC	7,206	92,657
Spire Healthcare Group PLC(b)	20,426	19,781
Spirent Communications PLC	19,253	49,655
St. Modwen Properties PLC	6,136	25,146
SThree PLC	11,345	32,214
Stock Spirits Group PLC	12,792	26,013
Superdry PLC	9,326	12,408
Synthomer PLC	15,159	45,675
TalkTalk Telecom Group PLC	37,930	39,953
TBC Bank Group PLC	2,441	21,944
Telecom Plus PLC	3,173	48,865
TI Fluid Systems PLC(b)	27,625	50,353
TP ICAP PLC	39,640	166,329
Trifast PLC(a)	8,149	9,599
TT Electronics PLC	9,049	17,223
Tyman PLC	14,783	28,192
Ultra Electronics Holdings PLC	2,765	68,844
Vesuvius PLC	12,335	49,310
Victrex PLC	2,841	69,397
Vistry Group PLC	25,112	179,353
Vitec Group PLC (The)	2,454	19,474
Volution Group PLC	12,101	23,482
WH Smith PLC	3,725	52,701
Wincanton PLC	9,985	31,200
XPS Pensions Group PLC(a)	19,926	27,178

Total United Kingdom		5,476,682

TOTAL COMMON STOCKS (Cost: $50,682,064)		37,886,625

RIGHTS - 0.0%

Australia - 0.0%
oOh!media Ltd., expiring 4/16/2020* (Cost: $0)	10,859	731

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.3%

United States - 7.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(c) (Cost: $2,806,898)	2,806,898	2,806,898

TOTAL INVESTMENTS IN SECURITIES - 106.4% (Cost: $53,488,962)		40,694,254
Other Assets less Liabilities - (6.4)%		(2,458,499)

NET ASSETS - 100.0%		$38,235,755

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $12,710, which represents 0.03% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,862,073. The Fund also had securities on loan having a total market value of $33,607 that were sold and pending settlement. The total market value of the collateral held by the Fund was $4,203,133. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,396,235.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2020	1,314,751	AUD	804,783	USD	$—	$(85)
Bank of America N.A.	4/3/2020	124,071	CHF	128,248	USD	—	(11)
Bank of America N.A.	4/3/2020	615,359	DKK	90,495	USD	—	(10)
Bank of America N.A.	4/3/2020	1,464,940	EUR	1,607,452	USD	—	(2)
Bank of America N.A.	4/3/2020	752,082	GBP	932,595	USD	—	(38)
Bank of America N.A.	4/3/2020	434,699	ILS	122,900	USD	—	(13)
Bank of America N.A.	4/3/2020	235,613,885	JPY	2,182,572	USD	13	—
Bank of America N.A.	4/3/2020	3,246,276	NOK	309,171	USD	—	(29)
Bank of America N.A.	4/3/2020	397,845	NZD	235,889	USD	—	(29)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Bank of America N.A.	4/3/2020	4,682,766	SEK	472,693	USD	—	(43)
Bank of America N.A.	4/3/2020	194,535	SGD	136,659	USD	—	(31)
Bank of America N.A.	4/3/2020	807,876	USD	1,252,016	AUD	41,576	—
Bank of America N.A.	4/3/2020	116,577	USD	185,670	AUD	2,937	—
Bank of America N.A.	4/3/2020	128,741	USD	124,334	CHF	232	—
Bank of America N.A.	4/3/2020	18,577	USD	17,697	CHF	286	—
Bank of America N.A.	4/3/2020	90,843	USD	616,785	DKK	148	—
Bank of America N.A.	4/3/2020	13,109	USD	88,309	DKK	124	—
Bank of America N.A.	4/3/2020	1,613,630	USD	1,466,130	EUR	4,874	—
Bank of America N.A.	4/3/2020	232,847	USD	209,907	EUR	2,520	—
Bank of America N.A.	4/3/2020	936,179	USD	732,374	GBP	28,060	—
Bank of America N.A.	4/3/2020	135,091	USD	107,645	GBP	1,615	—
Bank of America N.A.	4/3/2020	123,372	USD	430,039	ILS	1,802	—
Bank of America N.A.	4/3/2020	17,803	USD	65,605	ILS	—	(743)
Bank of America N.A.	4/3/2020	2,190,960	USD	235,918,190	JPY	5,556	—
Bank of America N.A.	4/3/2020	316,156	USD	33,365,871	JPY	7,075	—
Bank of America N.A.	4/3/2020	310,359	USD	2,939,125	NOK	30,467	—
Bank of America N.A.	4/3/2020	44,785	USD	456,938	NOK	1,271	—
Bank of America N.A.	4/3/2020	236,795	USD	381,693	NZD	10,510	—
Bank of America N.A.	4/3/2020	34,170	USD	56,076	NZD	926	—
Bank of America N.A.	4/3/2020	474,509	USD	4,593,370	SEK	10,882	—
Bank of America N.A.	4/3/2020	68,472	USD	673,035	SEK	540	—
Bank of America N.A.	4/3/2020	137,184	USD	191,421	SGD	2,743	—
Bank of America N.A.	4/3/2020	19,796	USD	27,904	SGD	198	—
Bank of America N.A.	5/5/2020	564,586	USD	922,378	AUD	—	(67)
Bank of America N.A.	5/5/2020	68,173	USD	463,254	DKK	—	(25)
Bank of America N.A.	5/5/2020	1,004,691	USD	809,753	GBP	—	(59)
Bank of America N.A.	5/5/2020	95,813	USD	338,704	ILS	—	(44)
Bank of America N.A.	5/5/2020	146,488	USD	247,188	NZD	—	(17)
Bank of America N.A.	5/6/2020	114,137	USD	110,273	CHF	—	(42)
Bank of America N.A.	5/6/2020	1,204,721	USD	1,096,605	EUR	—	(103)
Bank of America N.A.	5/6/2020	173,002	USD	1,816,642	NOK	—	(29)
Bank of America N.A.	5/6/2020	322,380	USD	3,191,958	SEK	—	(38)
Bank of America N.A.	5/6/2020	111,628	USD	158,874	SGD	—	(13)
Bank of America N.A.	5/8/2020	2,123,012	USD	228,838,189	JPY	—	(221)
Bank of Montreal	4/2/2020	17,920,000	JPY	166,693	USD	—	(698)
Citibank N.A.	4/3/2020	771,228	AUD	466,307	USD	5,726	—
Citibank N.A.	4/3/2020	1,314,814	AUD	804,783	USD	—	(47)
Citibank N.A.	4/3/2020	71,652	CHF	74,310	USD	—	(252)
Citibank N.A.	4/3/2020	124,077	CHF	128,248	USD	—	(5)
Citibank N.A.	4/3/2020	354,970	DKK	52,435	USD	—	(239)
Citibank N.A.	4/3/2020	615,417	DKK	90,495	USD	—	(1)
Citibank N.A.	4/3/2020	844,661	EUR	931,388	USD	—	(4,558)
Citibank N.A.	4/3/2020	1,464,868	EUR	1,607,452	USD	—	(81)
Citibank N.A.	4/3/2020	445,209	GBP	540,363	USD	11,681	—
Citibank N.A.	4/3/2020	752,081	GBP	932,595	USD	—	(40)
Citibank N.A.	4/3/2020	254,965	ILS	71,211	USD	866	—
Citibank N.A.	4/3/2020	434,705	ILS	122,900	USD	—	(11)
Citibank N.A.	4/3/2020	138,370,605	JPY	1,264,624	USD	17,158	—
Citibank N.A.	4/3/2020	235,600,790	JPY	2,182,572	USD	—	(108)
Citibank N.A.	4/3/2020	1,864,603	NOK	179,139	USD	—	(1,574)
Citibank N.A.	4/3/2020	3,246,441	NOK	309,171	USD	—	(14)
Citibank N.A.	4/3/2020	229,334	NZD	136,678	USD	—	(719)
Citibank N.A.	4/3/2020	397,881	NZD	235,889	USD	—	(7)
Citibank N.A.	4/3/2020	2,723,700	SEK	273,887	USD	1,027	—
Citibank N.A.	4/3/2020	4,683,017	SEK	472,693	USD	—	(18)
Citibank N.A.	4/3/2020	113,313	SGD	79,183	USD	400	—
Citibank N.A.	4/3/2020	194,569	SGD	136,659	USD	—	(7)
Citibank N.A.	4/3/2020	807,876	USD	1,252,094	AUD	41,528	—
Citibank N.A.	4/3/2020	128,741	USD	124,334	CHF	232	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Citibank N.A.	4/3/2020	90,843	USD	616,741	DKK	155	—
Citibank N.A.	4/3/2020	1,613,630	USD	1,466,222	EUR	4,773	—
Citibank N.A.	4/3/2020	936,179	USD	732,328	GBP	28,118	—
Citibank N.A.	4/3/2020	123,372	USD	430,081	ILS	1,790	—
Citibank N.A.	4/3/2020	2,190,960	USD	235,923,449	JPY	5,507	—
Citibank N.A.	4/3/2020	310,359	USD	2,939,336	NOK	30,447	—
Citibank N.A.	4/3/2020	236,795	USD	381,693	NZD	10,511	—
Citibank N.A.	4/3/2020	474,509	USD	4,593,757	SEK	10,843	—
Citibank N.A.	4/3/2020	137,184	USD	191,432	SGD	2,735	—
Citibank N.A.	5/5/2020	564,586	USD	922,347	AUD	—	(48)
Citibank N.A.	5/5/2020	68,173	USD	463,160	DKK	—	(11)
Citibank N.A.	5/5/2020	1,004,691	USD	809,726	GBP	—	(25)
Citibank N.A.	5/5/2020	95,813	USD	338,638	ILS	—	(25)
Citibank N.A.	5/5/2020	146,488	USD	247,202	NZD	—	(25)
Citibank N.A.	5/6/2020	114,137	USD	110,255	CHF	—	(22)
Citibank N.A.	5/6/2020	1,204,721	USD	1,096,591	EUR	—	(88)
Citibank N.A.	5/6/2020	173,002	USD	1,816,487	NOK	—	(14)
Citibank N.A.	5/6/2020	322,380	USD	3,192,159	SEK	—	(58)
Citibank N.A.	5/6/2020	111,628	USD	158,871	SGD	—	(10)
Citibank N.A.	5/8/2020	2,123,012	USD	228,833,943	JPY	—	(181)
Credit Suisse International	4/3/2020	1,001,709	AUD	613,171	USD	—	(72)
Credit Suisse International	4/3/2020	94,531	CHF	97,714	USD	—	(9)
Credit Suisse International	4/3/2020	468,883	DKK	68,950	USD	—	(3)
Credit Suisse International	4/3/2020	1,116,102	EUR	1,224,729	USD	—	(52)
Credit Suisse International	4/3/2020	573,015	GBP	710,551	USD	—	(32)
Credit Suisse International	4/3/2020	331,208	ILS	93,639	USD	—	(8)
Credit Suisse International	4/3/2020	179,503,966	JPY	1,662,916	USD	—	(99)
Credit Suisse International	4/3/2020	2,473,496	NOK	235,559	USD	—	(9)
Credit Suisse International	4/3/2020	303,116	NZD	179,725	USD	—	(24)
Credit Suisse International	4/3/2020	3,568,005	SEK	360,148	USD	—	(16)
Credit Suisse International	4/3/2020	148,226	SGD	104,122	USD	—	(18)
Credit Suisse International	4/3/2020	807,876	USD	1,252,022	AUD	41,572	—
Credit Suisse International	4/3/2020	128,741	USD	124,339	CHF	226	—
Credit Suisse International	4/3/2020	90,843	USD	616,771	DKK	150	—
Credit Suisse International	4/3/2020	1,613,630	USD	1,466,234	EUR	4,760	—
Credit Suisse International	4/3/2020	936,179	USD	732,358	GBP	28,080	—
Credit Suisse International	4/3/2020	123,372	USD	430,127	ILS	1,777	—
Credit Suisse International	4/3/2020	2,190,960	USD	235,927,612	JPY	5,469	—
Credit Suisse International	4/3/2020	310,359	USD	2,939,352	NOK	30,446	—
Credit Suisse International	4/3/2020	236,795	USD	381,673	NZD	10,523	—
Credit Suisse International	4/3/2020	474,509	USD	4,593,631	SEK	10,856	—
Credit Suisse International	4/3/2020	137,184	USD	191,427	SGD	2,739	—
Credit Suisse International	5/5/2020	430,161	USD	702,722	AUD	—	(25)
Credit Suisse International	5/5/2020	51,943	USD	352,918	DKK	—	(12)
Credit Suisse International	5/5/2020	765,482	USD	616,946	GBP	—	(30)
Credit Suisse International	5/5/2020	73,004	USD	258,038	ILS	—	(23)
Credit Suisse International	5/5/2020	111,610	USD	188,319	NZD	—	(4)
Credit Suisse International	5/6/2020	86,965	USD	83,995	CHF	—	(5)
Credit Suisse International	5/6/2020	917,886	USD	835,485	EUR	—	(49)
Credit Suisse International	5/6/2020	131,813	USD	1,384,002	NOK	—	(10)
Credit Suisse International	5/6/2020	245,627	USD	2,431,818	SEK	—	(9)
Credit Suisse International	5/6/2020	85,054	USD	121,056	SGD	—	(11)
Credit Suisse International	5/8/2020	1,617,534	USD	174,341,534	JPY	—	(62)
Goldman Sachs	4/2/2020	43,284	EUR	370,000	HKD	—	(243)
Goldman Sachs	4/2/2020	360,000	NOK	27,845	GBP	—	(243)
Goldman Sachs	4/3/2020	1,314,824	AUD	804,783	USD	—	(41)
Goldman Sachs	4/3/2020	124,075	CHF	128,248	USD	—	(6)
Goldman Sachs	4/3/2020	613,473	DKK	90,495	USD	—	(287)
Goldman Sachs	4/3/2020	1,464,874	EUR	1,607,452	USD	—	(74)
Goldman Sachs	4/3/2020	752,080	GBP	932,595	USD	—	(41)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Goldman Sachs	4/3/2020	435,451	ILS	122,900	USD	200		—
Goldman Sachs	4/3/2020	235,601,008	JPY	2,182,572	USD	—		(106)
Goldman Sachs	4/3/2020	3,246,427	NOK	309,171	USD	—		(15)
Goldman Sachs	4/3/2020	395,655	NZD	235,889	USD	—		(1,327)
Goldman Sachs	4/3/2020	4,682,948	SEK	472,693	USD	—		(25)
Goldman Sachs	4/3/2020	194,526	SGD	136,659	USD	—		(37)
Goldman Sachs	4/3/2020	807,876	USD	1,250,479	AUD	42,516		—
Goldman Sachs	4/3/2020	349,730	USD	585,302	AUD	—		(8,506)
Goldman Sachs	4/3/2020	128,741	USD	124,385	CHF	179		—
Goldman Sachs	4/3/2020	55,732	USD	53,658	CHF	272		—
Goldman Sachs	4/3/2020	90,843	USD	616,734	DKK	156		—
Goldman Sachs	4/3/2020	39,326	USD	267,414	DKK	4		—
Goldman Sachs	4/3/2020	1,613,630	USD	1,466,694	EUR	4,256		—
Goldman Sachs	4/3/2020	698,541	USD	635,479	EUR	1,242		—
Goldman Sachs	4/3/2020	936,179	USD	732,326	GBP	28,120		—
Goldman Sachs	4/3/2020	405,272	USD	337,010	GBP	—		(12,609)
Goldman Sachs	4/3/2020	123,372	USD	430,058	ILS	1,797		—
Goldman Sachs	4/3/2020	53,408	USD	204,235	ILS	—		(4,328)
Goldman Sachs	4/3/2020	2,190,960	USD	236,072,434	JPY	4,127		—
Goldman Sachs	4/3/2020	948,468	USD	101,649,971	JPY	6,844		—
Goldman Sachs	4/3/2020	310,359	USD	2,937,756	NOK	30,598		—
Goldman Sachs	4/3/2020	134,355	USD	1,401,335	NOK	906		—
Goldman Sachs	4/3/2020	236,795	USD	381,390	NZD	10,690		—
Goldman Sachs	4/3/2020	102,509	USD	172,714	NZD	117		—
Goldman Sachs	4/3/2020	474,509	USD	4,592,178	SEK	11,003		—
Goldman Sachs	4/3/2020	205,415	USD	2,039,988	SEK	—		(489)
Goldman Sachs	4/3/2020	137,184	USD	191,412	SGD	2,749		—
Goldman Sachs	4/3/2020	59,387	USD	84,885	SGD	—		(230)
Goldman Sachs	5/5/2020	564,586	USD	922,291	AUD	—		(13)
Goldman Sachs	5/5/2020	68,173	USD	461,679	DKK	207		—
Goldman Sachs	5/5/2020	1,004,691	USD	809,691	GBP	18		—
Goldman Sachs	5/5/2020	95,813	USD	339,214	ILS	—		(188)
Goldman Sachs	5/5/2020	146,488	USD	245,779	NZD	818		—
Goldman Sachs	5/6/2020	114,137	USD	110,246	CHF	—		(13)
Goldman Sachs	5/6/2020	1,204,721	USD	1,096,497	EUR	16		—
Goldman Sachs	5/6/2020	173,002	USD	1,816,335	NOK	0	*	—
Goldman Sachs	5/6/2020	322,380	USD	3,191,384	SEK	20		—
Goldman Sachs	5/6/2020	111,628	USD	158,843	SGD	10		—
Goldman Sachs	5/8/2020	2,123,012	USD	228,818,657	JPY	—		(39)
JP Morgan Chase Bank N.A.	4/3/2020	615,527	USD	953,987	AUD	31,636		—
JP Morgan Chase Bank N.A.	4/3/2020	98,090	USD	94,732	CHF	176		—
JP Morgan Chase Bank N.A.	4/3/2020	69,214	USD	469,908	DKK	117		—
JP Morgan Chase Bank N.A.	4/3/2020	1,229,434	USD	1,117,096	EUR	3,667		—
JP Morgan Chase Bank N.A.	4/3/2020	713,282	USD	557,962	GBP	21,428		—
JP Morgan Chase Bank N.A.	4/3/2020	94,000	USD	327,705	ILS	1,360		—
JP Morgan Chase Bank N.A.	4/3/2020	1,669,306	USD	179,747,698	JPY	4,232		—
JP Morgan Chase Bank N.A.	4/3/2020	236,464	USD	2,239,431	NOK	23,204		—
JP Morgan Chase Bank N.A.	4/3/2020	180,417	USD	290,794	NZD	8,021		—
JP Morgan Chase Bank N.A.	4/3/2020	361,534	USD	3,499,871	SEK	8,278		—
JP Morgan Chase Bank N.A.	4/3/2020	104,523	USD	145,853	SGD	2,086		—
Morgan Stanley & Co. International	4/1/2020	300	CHF	251	GBP	—		(1)
Morgan Stanley & Co. International	4/2/2020	143,000	AUD	70,818	GBP	—		(288)
Morgan Stanley & Co. International	4/2/2020	35,000	CHF	29,305	GBP	—		(163)
Morgan Stanley & Co. International	4/2/2020	28,131	EUR	210,000	DKK	—		(12)
Morgan Stanley & Co. International	4/2/2020	33,868	EUR	370,000	SEK	—		(183)
Morgan Stanley & Co. International	4/2/2020	80,000	EUR	88,220	USD	—		(440)
Morgan Stanley & Co. International	4/2/2020	50,000	ILS	11,365	GBP	42		—
Morgan Stanley & Co. International	4/2/2020	69,000	SGD	39,122	GBP	—		(49)
Morgan Stanley & Co. International	4/3/2020	24,843	AUD	14,728	USD	477		—
Morgan Stanley & Co. International	4/3/2020	2,301	CHF	2,347	USD	32		—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2020

Morgan Stanley & Co. International	4/3/2020	11,446	DKK	1,656	USD	27	—
Morgan Stanley & Co. International	4/3/2020	27,231	EUR	29,417	USD	463	—
Morgan Stanley & Co. International	4/3/2020	14,482	GBP	17,067	USD	890	—
Morgan Stanley & Co. International	4/3/2020	8,097	ILS	2,249	USD	40	—
Morgan Stanley & Co. International	4/3/2020	4,448,228	JPY	39,942	USD	1,264	—
Morgan Stanley & Co. International	4/3/2020	62,733	NOK	5,658	USD	316	—
Morgan Stanley & Co. International	4/3/2020	7,448	NZD	4,317	USD	99	—
Morgan Stanley & Co. International	4/3/2020	87,839	SEK	8,650	USD	216	—
Morgan Stanley & Co. International	4/3/2020	3,618	SGD	2,501	USD	40	—
UBS AG	4/3/2020	1,314,771	AUD	804,783	USD	—	(74)
UBS AG	4/3/2020	124,073	CHF	128,248	USD	—	(9)
UBS AG	4/3/2020	615,353	DKK	90,495	USD	—	(11)
UBS AG	4/3/2020	1,464,865	EUR	1,607,452	USD	—	(84)
UBS AG	4/3/2020	752,051	GBP	932,595	USD	—	(78)
UBS AG	4/3/2020	434,306	ILS	122,900	USD	—	(124)
UBS AG	4/3/2020	235,592,059	JPY	2,182,572	USD	—	(189)
UBS AG	4/3/2020	3,244,919	NOK	309,171	USD	—	(159)
UBS AG	4/3/2020	397,858	NZD	235,889	USD	—	(21)
UBS AG	4/3/2020	4,680,812	SEK	472,693	USD	—	(241)
UBS AG	4/3/2020	194,560	SGD	136,659	USD	—	(14)
UBS AG	5/5/2020	564,586	USD	922,256	AUD	8	—
UBS AG	5/5/2020	68,173	USD	463,202	DKK	—	(17)
UBS AG	5/5/2020	1,004,691	USD	809,687	GBP	23	—
UBS AG	5/5/2020	95,813	USD	338,722	ILS	—	(49)
UBS AG	5/5/2020	146,488	USD	247,142	NZD	10	—
UBS AG	5/6/2020	114,137	USD	110,236	CHF	—	(3)
UBS AG	5/6/2020	1,204,721	USD	1,096,459	EUR	57	—
UBS AG	5/6/2020	173,002	USD	1,815,699	NOK	61	—
UBS AG	5/6/2020	322,380	USD	3,190,416	SEK	118	—
UBS AG	5/6/2020	111,628	USD	158,876	SGD	—	(14)
UBS AG	5/8/2020	2,123,012	USD	228,788,723	JPY	238	—

						$719,941	$(42,243)

*	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

(formerly, WisdomTree Emerging Markets Dividend Fund (DVEM))

March 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.2%

Brazil - 6.3%
B2W Cia Digital*	8,744	$80,922
Banco Bradesco S.A. (Preference Shares)	64,399	257,889
Banco Santander Brasil S.A.	20,375	104,770
BR Malls Participacoes S.A.	29,168	56,125
CCR S.A.	38,709	87,544
Cia Energetica de Minas Gerais (Preference Shares)	48,089	82,612
Cia Siderurgica Nacional S.A.	25,486	34,298
Cielo S.A.	67,194	57,522
Energisa S.A.	7,619	55,527
Equatorial Energia S.A.	17,992	61,053
Itau Unibanco Holding S.A. (Preference Shares)	72,976	324,879
Itausa - Investimentos Itau S.A. (Preference Shares)	87,856	148,555
Klabin S.A.	26,480	81,636
Localiza Rent a Car S.A.	15,037	76,249
Lojas Americanas S.A. (Preference Shares)	18,581	64,485
Lojas Renner S.A.	18,358	118,786
Multiplan Empreendimentos Imobiliarios S.A.	11,771	43,302
Petrobras Distribuidora S.A.	10,326	30,879
Porto Seguro S.A.	9,605	83,187
Raia Drogasil S.A.	3,729	73,227
Sul America S.A.	17,347	113,047
Telefonica Brasil S.A. (Preference Shares)	13,198	125,832
TIM Participacoes S.A.	39,408	94,520
WEG S.A.	20,308	131,443

Total Brazil		2,388,289

Chile - 0.5%
Aguas Andinas S.A. Class A	320,121	94,648
Embotelladora Andina S.A. Class B, (Preference Shares)	43,751	97,428

Total Chile		192,076

China - 36.2%
3SBio, Inc.*(a)	112,000	116,611
58.com, Inc. ADR*	1,846	89,937
AAC Technologies Holdings, Inc.(b)	19,500	101,137
Agile Group Holdings Ltd.	82,000	88,761
Alibaba Group Holding Ltd. ADR*	11,301	2,197,819
Alibaba Health Information Technology Ltd.*	76,000	127,077
ANTA Sports Products Ltd.	24,000	176,341
BAIC Motor Corp., Ltd. Class H(a)	242,500	96,363
Baidu, Inc. ADR*	3,502	352,967
Bank of Hangzhou Co., Ltd. Class A	40,500	43,965
China Conch Venture Holdings Ltd.	36,000	160,704
China Medical System Holdings Ltd.	95,000	102,833
China Minsheng Banking Corp., Ltd. Class H	241,000	179,097
China National Chemical Engineering Co., Ltd. Class A	68,800	57,906
China Railway Hi-tech Industry Co., Ltd. Class A	78,500	105,359
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	36,700	65,555
China Traditional Chinese Medicine Holdings Co., Ltd.	214,000	97,462
Country Garden Holdings Co., Ltd.	127,000	153,693
CSPC Pharmaceutical Group Ltd.	84,000	168,197
Dali Foods Group Co., Ltd.(a)	193,000	134,462
ENN Energy Holdings Ltd.	19,200	185,909
Fosun International Ltd.	137,000	158,371
GDS Holdings Ltd. ADR*	1,339	77,622
Geely Automobile Holdings Ltd.	118,000	174,163
Great Wall Motor Co., Ltd. Class H	151,000	96,824
Greentown Service Group Co., Ltd.	92,000	111,574
Haier Electronics Group Co., Ltd.	56,000	149,196
Hengan International Group Co., Ltd.	20,000	150,563
Hubei Kaile Science & Technology Co., Ltd. Class A	23,200	43,436
Inspur Electronic Information Industry Co., Ltd. Class A	12,500	68,341
JD.com, Inc. ADR*	7,178	290,709
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	22,900	117,130
Kingboard Holdings Ltd.	31,000	72,632
Kingdee International Software Group Co., Ltd.	99,000	132,070
Kingsoft Corp., Ltd.*	24,000	78,339
KWG Group Holdings Ltd.*	67,000	95,259
Lee & Man Paper Manufacturing Ltd.	168,000	101,872
Li Ning Co., Ltd.	58,000	169,490
Logan Property Holdings Co., Ltd.	60,000	92,583
Longfor Group Holdings Ltd.(a)	38,000	185,075
Luye Pharma Group Ltd.(a)	110,500	53,889
Momo, Inc. ADR	3,190	69,191
NetEase, Inc. ADR	835	268,002
New Oriental Education & Technology Group, Inc. ADR*	1,781	192,775
Nexteer Automotive Group Ltd.	171,000	85,821
Nine Dragons Paper Holdings Ltd.	103,000	93,952
Northeast Securities Co., Ltd. Class A	94,300	110,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

(formerly, WisdomTree Emerging Markets Dividend Fund (DVEM))

March 31, 2020

Investments	Shares	Value
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A*	304,100	$95,177
Ping An Insurance Group Co. of China Ltd. Class H	60,500	594,392
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	96,000	121,379
Shanghai AJ Group Co., Ltd. Class A	113,800	127,548
Shanghai Jinjiang International Hotels Co., Ltd. Class A	26,525	90,011
Shanxi Taigang Stainless Steel Co., Ltd. Class A	146,515	66,925
Shengyi Technology Co., Ltd. Class A	18,700	69,785
Shenzhou International Group Holdings Ltd.	14,700	156,276
Shimao Property Holdings Ltd.	36,000	126,798
Shui On Land Ltd.	579,500	97,195
Sino Biopharmaceutical Ltd.	112,000	147,678
Sinotrans Ltd. Class H	540,000	133,068
SSY Group Ltd.	88,000	68,802
Sun Art Retail Group Ltd.	101,500	150,595
Tangshan Jidong Cement Co., Ltd. Class A	29,500	81,557
TCL Technology Group Corp. Class A	93,400	54,514
Tencent Holdings Ltd.	46,000	2,256,409
Tian Di Science & Technology Co., Ltd. Class A	234,900	99,350
Tingyi Cayman Islands Holding Corp.	70,000	114,516
Vipshop Holdings Ltd. ADR*	8,386	130,654
Want Want China Holdings Ltd.	171,000	123,988
Wuchan Zhongda Group Co., Ltd. Class A	153,800	104,079
Xinyi Solar Holdings Ltd.	94,904	53,752
Yihai International Holding Ltd.*	15,000	113,600
Yum China Holdings, Inc.	5,742	244,782
Zhongsheng Group Holdings Ltd.	29,000	101,395
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(b)	124,600	90,666
ZTE Corp. Class H*	26,800	83,157

Total China		13,739,294

Hong Kong - 0.2%
Kingboard Laminates Holdings Ltd.	62,000	57,353

Hungary - 0.3%
OTP Bank Nyrt	4,409	127,414

India - 10.2%
Adani Ports & Special Economic Zone Ltd.	15,614	51,867
Ambuja Cements Ltd.	31,188	64,189
Asian Paints Ltd.	5,330	117,413
Bajaj Auto Ltd.	1,949	52,102
Bajaj Finserv Ltd.	845	51,282
Bharti Airtel Ltd.*	30,406	177,208
Bharti Infratel Ltd.	23,302	49,283
Colgate-Palmolive India Ltd.	6,031	99,867
Dabur India Ltd.	16,265	96,761
Dr. Reddy’s Laboratories Ltd.	2,573	106,141
Eicher Motors Ltd.	216	37,391
Godrej Consumer Products Ltd.	11,837	81,496
HCL Technologies Ltd.	15,834	91,340
HDFC Life Insurance Co., Ltd.*(a)	22,209	129,567
Hero MotoCorp., Ltd.	3,053	64,427
Hindustan Unilever Ltd.	8,248	250,598
Housing Development Finance Corp., Ltd.	17,910	386,627
ICICI Bank Ltd.	54,719	234,170
ICICI Lombard General Insurance Co., Ltd.(a)	2,901	41,478
ICICI Prudential Life Insurance Co., Ltd.(a)	10,809	50,822
Info Edge India Ltd.	3,143	84,548
Infosys Ltd. ADR(b)	36,221	297,374
Mahindra & Mahindra Financial Services Ltd.	27,795	54,083
Marico Ltd.	24,767	89,981
Maruti Suzuki India Ltd.	1,522	86,275
Nestle India Ltd.	515	110,967
Page Industries Ltd.	159	35,653
Pidilite Industries Ltd.	2,018	36,182
Shree Cement Ltd.	236	54,737
Shriram Transport Finance Co., Ltd.	6,668	58,230
Siemens Ltd.	5,365	78,960
Tata Consultancy Services Ltd.	9,940	239,936
Tech Mahindra Ltd.	9,290	69,444
Titan Co., Ltd.	7,546	93,134
UltraTech Cement Ltd.	1,418	60,821
UPL Ltd.	13,548	58,471
Wipro Ltd.	29,912	77,774
Zee Entertainment Enterprises Ltd.	19,527	31,994

Total India		3,852,593

Indonesia - 1.7%
Ace Hardware Indonesia Tbk PT	460,500	36,705
Bank Central Asia Tbk PT	145,600	246,610
Indah Kiat Pulp & Paper Corp. Tbk PT	151,900	37,346
Indocement Tunggal Prakarsa Tbk PT	60,500	46,367
Indofood CBP Sukses Makmur Tbk PT	85,800	53,789
Indofood Sukses Makmur Tbk PT	130,700	50,886
Unilever Indonesia Tbk PT	274,300	121,930
XL Axiata Tbk PT*	516,100	63,286

Total Indonesia		656,919

Malaysia - 2.0%
AMMB Holdings Bhd	136,800	95,000
Genting Malaysia Bhd	157,700	73,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

(formerly, WisdomTree Emerging Markets Dividend Fund (DVEM))

March 31, 2020

Investments	Shares	Value
Hong Leong Bank Bhd	30,900	$96,276
Hong Leong Financial Group Bhd	24,300	76,950
Nestle Malaysia Bhd	4,100	129,739
Public Bank Bhd	54,000	198,750
Westports Holdings Bhd	113,600	88,882

Total Malaysia		758,971

Mexico - 2.7%
Alsea S.A.B. de C.V.*	42,961	27,799
America Movil S.A.B. de C.V. Series L	430,675	257,936
Arca Continental S.A.B. de C.V.	22,701	92,520
El Puerto de Liverpool S.A.B. de C.V. Class C1(b)	11,182	24,676
Fibra Uno Administracion S.A. de C.V.	87,434	69,286
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	5,707	54,337
Grupo Financiero Banorte S.A.B. de C.V. Class O	54,984	152,348
Infraestructura Energetica Nova S.A.B. de C.V.	20,178	62,506
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	55,390	84,811
Wal-Mart de Mexico S.A.B. de C.V.	85,717	203,703

Total Mexico		1,029,922

Philippines - 0.9%
Bank of the Philippine Islands	85,834	104,297
Globe Telecom, Inc.	2,485	94,299
Metropolitan Bank & Trust Co.	103,920	81,730
PLDT, Inc.	3,250	72,144

Total Philippines		352,470

Poland - 0.5%
Cyfrowy Polsat S.A.	7,938	45,524
LPP S.A.	40	50,367
Orange Polska S.A.*	60,258	86,104

Total Poland		181,995

Romania - 0.1%
NEPI Rockcastle PLC	11,754	49,359

Russia - 1.6%
MMC Norilsk Nickel PJSC ADR	7,077	176,359
Mobile TeleSystems PJSC ADR(b)	14,054	106,810
Novolipetsk Steel PJSC GDR	4,980	79,182
PhosAgro PJSC GDR(c)	6,572	67,823
Severstal PJSC GDR(c)	6,535	72,277
X5 Retail Group N.V. GDR(c)	3,631	98,037

Total Russia		600,488

Singapore - 0.2%
BOC Aviation Ltd.(a)	11,400	72,951

South Africa - 4.6%
Anglo American Platinum Ltd.	2,051	86,609
AngloGold Ashanti Ltd.	6,829	122,016
Clicks Group Ltd.	8,346	120,424
FirstRand Ltd.(b)	76,378	172,214
Foschini Group Ltd. (The)	12,585	47,683
Gold Fields Ltd.	20,109	103,900
Impala Platinum Holdings Ltd.	21,217	89,976
Investec Ltd.	32,794	62,411
Kumba Iron Ore Ltd.(b)	6,457	101,251
Mr. Price Group Ltd.	10,867	69,413
MTN Group Ltd.(b)	39,365	106,656
Nedbank Group Ltd.	18,295	84,673
Northam Platinum Ltd.*	17,169	66,725
Standard Bank Group Ltd.(b)	26,049	149,454
Tiger Brands Ltd.	12,175	126,113
Vodacom Group Ltd.(b)	21,037	137,824
Woolworths Holdings Ltd.	61,256	94,662

Total South Africa		1,742,004

South Korea - 12.4%
BNK Financial Group, Inc.	22,375	81,516
Coway Co., Ltd.	2,257	107,163
DB Insurance Co., Ltd.	4,062	115,952
Doosan Bobcat, Inc.	1,955	28,827
Fila Holdings Corp.	1,572	37,513
GS Retail Co., Ltd.	1,550	39,344
Hana Financial Group, Inc.	7,625	144,689
Hankook Tire & Technology Co., Ltd.	4,045	64,296
Hanon Systems	8,761	63,835
Hyundai Glovis Co., Ltd.	498	37,063
Hyundai Marine & Fire Insurance Co., Ltd.	7,285	135,545
KB Financial Group, Inc.	8,414	238,800
LG Corp.	2,027	98,240
LG Electronics, Inc.	3,210	127,097
LG Household & Health Care Ltd.	181	166,526
LG Innotek Co., Ltd.	651	60,964
LG Uplus Corp.	4,828	42,833
Meritz Securities Co., Ltd.	42,192	98,085
NAVER Corp.	1,684	235,167
NCSoft Corp.	182	97,477
S-1 Corp.	629	41,336
Samsung Electro-Mechanics Co., Ltd.	997	80,016
Samsung Electronics Co., Ltd.	40,910	1,604,676
Samsung Fire & Marine Insurance Co., Ltd.	1,101	139,281
Samsung Securities Co., Ltd.	4,108	99,043
Shinhan Financial Group Co., Ltd.	9,825	230,825
SK Hynix, Inc.	5,545	379,429
SK Telecom Co., Ltd.	752	109,339

Total South Korea		4,704,877

Taiwan - 15.9%
Accton Technology Corp.	14,000	75,459
Acer, Inc.	136,000	70,155
Advantech Co., Ltd.	8,000	66,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

(formerly, WisdomTree Emerging Markets Dividend Fund (DVEM))

March 31, 2020

Investments	Shares	Value
Asia Cement Corp.	31,000	$40,388
Asustek Computer, Inc.	10,000	67,622
Catcher Technology Co., Ltd.	7,000	45,252
Cathay Financial Holding Co., Ltd.	158,714	185,262
Chailease Holding Co., Ltd.	40,000	121,026
Cheng Shin Rubber Industry Co., Ltd.	40,000	40,739
Chicony Electronics Co., Ltd.	18,085	45,330
China Development Financial Holding Corp.	437,000	107,222
China Life Insurance Co., Ltd.*	120,000	66,862
Compal Electronics, Inc.	114,000	65,215
CTBC Financial Holding Co., Ltd.	325,720	192,794
Delta Electronics, Inc.	30,000	119,538
Eclat Textile Co., Ltd.	5,000	39,763
Eva Airways Corp.	134,000	39,392
Evergreen Marine Corp. Taiwan Ltd.*	154,000	47,104
Far Eastern New Century Corp.	108,000	80,532
Far EasTone Telecommunications Co., Ltd.	52,000	108,844
Feng TAY Enterprise Co., Ltd.	13,500	58,033
Fubon Financial Holding Co., Ltd.	144,000	178,801
Giant Manufacturing Co., Ltd.	9,000	39,879
Globalwafers Co., Ltd.	4,000	45,104
Hon Hai Precision Industry Co., Ltd.	118,880	274,778
Hotai Motor Co., Ltd.	7,000	113,652
Inventec Corp.	71,000	54,703
Lite-On Technology Corp.	54,014	73,765
MediaTek, Inc.	14,000	151,613
Micro-Star International Co., Ltd.	16,000	46,929
Nanya Technology Corp.	28,000	49,720
Nien Made Enterprise Co., Ltd.	7,000	41,780
Pegatron Corp.	37,000	70,962
Phison Electronics Corp.	5,000	41,003
Pou Chen Corp.	86,000	72,943
Powertech Technology, Inc.	15,000	42,607
Quanta Computer, Inc.	39,000	77,635
Realtek Semiconductor Corp.	7,000	50,576
Ruentex Development Co., Ltd.	35,000	44,211
Shin Kong Financial Holding Co., Ltd.	354,000	89,315
Standard Foods Corp.	24,000	48,410
Synnex Technology International Corp.	37,150	45,637
Taiwan Cement Corp.	52,180	68,155
Taiwan Mobile Co., Ltd.	39,000	128,833
Taiwan Semiconductor Manufacturing Co., Ltd.	216,000	1,957,046
United Microelectronics Corp.	180,000	81,246
Vanguard International Semiconductor Corp.	25,000	49,022
Walsin Technology Corp.	8,000	42,590
Win Semiconductors Corp.	6,000	52,279
Winbond Electronics Corp.	96,446	36,197
Wistron Corp.	76,843	62,254
Yageo Corp.	4,198	38,105
Yuanta Financial Holding Co., Ltd.	285,000	146,545
Zhen Ding Technology Holding Ltd.	11,000	33,828

Total Taiwan		6,032,657

Thailand - 2.5%
Advanced Info Service PCL NVDR	26,100	159,857
Bangkok Bank PCL NVDR	27,700	84,828
Bangkok Dusit Medical Services PCL NVDR	131,700	75,848
Charoen Pokphand Foods PCL NVDR	142,000	105,145
Gulf Energy Development PCL NVDR	13,200	60,334
Home Product Center PCL NVDR	219,800	74,344
Intouch Holdings PCL NVDR	64,500	98,271
Kasikornbank PCL NVDR	47,800	133,273
Land & Houses PCL NVDR	319,400	65,208
Minor International PCL NVDR	144,500	73,973

Total Thailand		931,081

Turkey - 0.4%
Ford Otomotiv Sanayi AS	6,520	48,754
Turkcell Iletisim Hizmetleri AS	56,270	105,193

Total Turkey		153,947

TOTAL COMMON STOCKS (Cost: $40,882,299)		37,624,660

	Principal Amount
U.S. GOVERNMENT OBLIGATIONS - 0.2%

U.S. Treasury Bills - 0.2%
U.S. Treasury Bills
0.05%, 6/18/20(d)(e)	$56,000	55,990
0.05%, 9/10/20(d)(e)	15,000	14,993

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $70,991)		70,983

	Shares
WARRANTS - 0.0%

Thailand - 0.0%
BTS Group Holdings PCL, expiring 2/16/21* (Cost: $0)	14,070	249

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(f) (Cost: $570,861)	570,861	570,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

(formerly, WisdomTree Emerging Markets Dividend Fund (DVEM))

March 31, 2020

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $41,524,151)	$38,266,753
Other Assets less Liabilities - (0.9)%	(323,300)

NET ASSETS - 100.0%	$37,943,453

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $619,022 and the total market value of the collateral held by the Fund was $685,003. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $114,142.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $70,983 as of March 31, 2020.

(e)	Interest rate shown reflects the yield to maturity at the time of purchase.
(f)	Rate shown represents annualized 7-day yield as of March 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) S.A.	4/2/2020	452,975	USD	2,348,900	BRL	$96	$—
Bank of America N.A.	4/3/2020	883,327	USD	1,074,920,703	KRW	327	—
Bank of America N.A.	4/6/2020	1,033,443	USD	31,250,272	TWD	86	—
HSBC Holdings PLC	4/1/2020	178,642	CNY	25,138	USD	48	—
Merrill Lynch International	4/2/2020	137,616	USD	592,848	MYR	382	—
UBS AG	4/1/2020	260,174	USD	1,844,524	CNY	129	—

						$1,068	$—

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index	10	6/19/20	$421,450	$25,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Multifactor Fund (EUMF)

March 31, 2020

Investments	Shares	Value
COMMON STOCKS - 95.4%

Austria - 2.1%
OMV AG	2,330	$64,324
S IMMO AG	1,826	35,263
Wienerberger AG	2,979	47,037

Total Austria		146,624

Belgium - 1.7%
Aedifica S.A.	130	13,480
D’ieteren S.A./N.V.	686	33,985
Proximus SADP	827	18,938
Telenet Group Holding N.V.	339	10,207
UCB S.A.	495	42,908

Total Belgium		119,518

Denmark - 5.4%
Carlsberg A/S Class B	323	36,561
Coloplast A/S Class B	363	52,661
GN Store Nord A/S	583	26,043
Jyske Bank A/S Registered Shares*	1,300	32,381
Netcompany Group A/S*(a)	626	29,069
Novo Nordisk A/S Class B	758	45,603
Pandora A/S(b)	555	18,027
Royal Unibrew A/S	436	31,433
Topdanmark A/S(b)	1,324	53,343
Tryg A/S	2,074	51,021

Total Denmark		376,142

Finland - 3.2%
Elisa Oyj	484	29,995
Fortum Oyj	2,006	29,439
Kemira Oyj	2,419	23,437
Kesko Oyj Class B	611	34,594
Neste Oyj	824	27,893
Orion Oyj Class B(b)	1,111	45,446
TietoEVRY Oyj(b)	1,552	33,684

Total Finland		224,488

France - 10.8%
BioMerieux	544	61,242
Carrefour S.A.	3,132	49,538
Covivio	507	28,566
Electricite de France S.A.	2,431	19,168
Elior Group S.A.(a)(b)	3,321	21,900
Engie S.A.	3,714	38,356
Eutelsat Communications S.A.	1,168	12,208
Ipsen S.A.	609	31,527
IPSOS	301	6,275
Klepierre S.A.	1,680	32,388
Korian S.A.	1,934	60,013
Nexity S.A.	1,017	31,268
Orange S.A.	5,604	68,469
Publicis Groupe S.A.	1,572	45,054
Sanofi	1,033	90,836
Sartorius Stedim Biotech	216	43,372
Societe BIC S.A.	740	41,288
Veolia Environnement S.A.	2,268	48,465
Vivendi S.A.	1,019	21,831

Total France		751,764

Germany - 7.8%
alstria office REIT-AG	2,687	38,446
Beiersdorf AG	499	50,679
CompuGroup Medical SE	683	41,930
Deutsche Telekom AG Registered Shares	3,106	40,263
Deutsche Wohnen SE Bearer Shares	486	18,510
E.ON SE	4,540	47,031
Freenet AG	1,654	29,156
Grand City Properties S.A.	1,557	32,733
Henkel AG & Co. KGaA (Preference Shares)	638	51,243
LEG Immobilien AG	293	33,018
ProSiebenSat.1 Media SE	2,029	16,096
RWE AG	1,397	36,727
Scout24 AG(a)	610	36,645
Uniper SE	1,751	43,210
Wirecard AG	252	28,936

Total Germany		544,623

Ireland - 3.9%
AIB Group PLC*	41,918	47,006
C&C Group PLC	8,588	20,957
Flutter Entertainment PLC	673	60,952
Greencore Group PLC	16,229	33,193
Kingspan Group PLC	1,327	70,910
UDG Healthcare PLC	4,516	35,361

Total Ireland		268,379

Israel - 0.5%
Plus500 Ltd.	2,433	32,581

Italy - 2.0%
ACEA SpA	1,135	18,033
Assicurazioni Generali SpA	3,302	44,963
Cerved Group SpA	4,366	25,965
Hera SpA	5,593	20,056
Italgas SpA	3,336	18,262
Reply SpA	198	12,101

Total Italy		139,380

Netherlands - 1.6%
ASM International N.V.	225	22,550
Koninklijke Ahold Delhaize N.V.	2,029	47,387
Koninklijke KPN N.V.	7,853	18,750
Signify N.V.(a)	1,170	22,710

Total Netherlands		111,397

Norway - 2.6%
Entra ASA(a)	1,249	14,748
Gjensidige Forsikring ASA	2,970	50,358
Mowi ASA	1,737	26,243
Orkla ASA(b)	5,810	49,253
SpareBank 1 SMN(b)	3,671	23,632
Telenor ASA	1,038	15,015

Total Norway		179,249

Spain - 5.9%
Acciona S.A.	299	31,938

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Multifactor Fund (EUMF)

March 31, 2020

Investments	Shares	Value
Aena SME S.A.(a)	293	$31,995
Banco Bilbao Vizcaya Argentaria S.A.	12,169	38,929
Cia de Distribucion Integral Logista Holdings S.A.	2,467	39,494
Ebro Foods S.A.	1,584	32,345
Enagas S.A.	1,462	29,028
Faes Farma S.A.	7,651	29,761
Iberdrola S.A.	4,029	39,717
Naturgy Energy Group S.A.	2,113	37,362
Red Electrica Corp. S.A.	2,093	37,583
Telefonica S.A.	5,109	23,396
Zardoya Otis S.A.	6,033	40,711

Total Spain		412,259

Sweden - 7.4%
Axfood AB	2,121	43,286
Castellum AB	923	15,651
Essity AB Class B	1,380	42,621
Evolution Gaming Group AB(a)	502	17,126
Fastighets AB Balder Class B*	343	12,359
Getinge AB Class B	1,688	32,490
Hennes & Mauritz AB Class B(b)	1,625	20,994
Holmen AB Class B	1,219	33,564
ICA Gruppen AB	917	38,679
Kinnevik AB Class B	1,928	32,128
Klovern AB Class B	3,896	5,812
Kungsleden AB	1,924	14,564
NCC AB Class B	2,638	34,693
Nordic Entertainment Group AB Class B	266	5,622
Skanska AB Class B	2,125	32,483
Sweco AB Class B	1,011	28,939
Tele2 AB Class B	1,437	19,348
Telia Co. AB(b)	5,882	21,194
Volvo AB Class B	2,407	29,032
Wallenstam AB Class B	1,309	14,930
Wihlborgs Fastigheter AB	1,048	14,629

Total Sweden		510,144

Switzerland - 13.2%
Allreal Holding AG Registered Shares*	165	30,526
ALSO Holding AG Registered Shares*	352	55,735
Baloise Holding AG Registered Shares	462	60,594
Barry Callebaut AG Registered Shares	31	62,157
BKW AG	487	39,965
Chocoladefabriken Lindt & Spruengli AG	8	67,428
Conzzeta AG Registered Shares	44	35,335
dormakaba Holding AG*	104	46,241
Emmi AG Registered Shares	63	57,495
Galenica AG(a)	1,004	68,486
Helvetia Holding AG Registered Shares	576	49,590
Nestle S.A. Registered Shares	636	65,372
Novartis AG Registered Shares	803	66,270
PSP Swiss Property AG Registered Shares	241	30,064
Roche Holding AG Genusschein	232	75,303
Siegfried Holding AG Registered Shares*	142	57,237
Sonova Holding AG Registered Shares	278	50,109

Total Switzerland		917,907

United Kingdom - 27.3%
Admiral Group PLC	1,976	54,638
Associated British Foods PLC	1,384	31,130
Avast PLC(a)	6,260	30,536
Aviva PLC	11,987	39,908
BAE Systems PLC	6,356	41,124
Barratt Developments PLC	4,442	24,290
boohoo Group PLC*	5,907	13,975
British American Tobacco PLC	835	28,566
Britvic PLC	4,010	34,880
Bunzl PLC	1,781	35,985
Centrica PLC	24,294	11,471
Coca-Cola European Partners PLC	1,032	38,731
Compass Group PLC	2,032	31,847
Computacenter PLC	1,303	23,104
ConvaTec Group PLC(a)	14,343	33,168
Dart Group PLC	1,483	10,132
Derwent London PLC	416	16,867
Diageo PLC	1,263	40,506
Dialog Semiconductor PLC*	1,007	27,226
Direct Line Insurance Group PLC	14,906	54,690
Dixons Carphone PLC	19,458	18,838
Domino’s Pizza Group PLC	7,773	27,372
Drax Group PLC	6,068	11,564
Dunelm Group PLC	1,843	16,145
Ferguson PLC	446	27,961
Firstgroup PLC*	21,347	13,354
Frasers Group PLC*	4,395	9,951
Genus PLC	829	33,510
GlaxoSmithKline PLC	2,854	53,599
Go-Ahead Group PLC (The)	1,088	11,150
Hikma Pharmaceuticals PLC	1,714	43,249
Hill & Smith Holdings PLC	1,387	16,450
HomeServe PLC	2,629	34,489
Inchcape PLC	5,870	31,530
J D Wetherspoon PLC	1,820	19,938
John Laing Group PLC(a)	8,855	37,287
Lancashire Holdings Ltd.	6,160	47,394
National Express Group PLC	10,391	26,516
National Grid PLC	3,231	37,923
Next PLC	468	23,630
Pearson PLC	1,387	9,504
Pennon Group PLC	2,290	30,823
Persimmon PLC	1,323	31,439
Pets at Home Group PLC	7,507	23,960
QinetiQ Group PLC	9,515	37,990
Redrow PLC	4,195	18,700
RELX PLC	1,808	38,828
Rentokil Initial PLC	6,616	31,813
Safestore Holdings PLC	1,333	10,587
Savills PLC	1,477	15,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Multifactor Fund (EUMF)

March 31, 2020

Investments	Shares	Value
Segro PLC	1,754	$16,616
Serco Group PLC*	17,284	26,339
Smith & Nephew PLC	2,100	37,353
Softcat PLC	2,574	33,097
Spectris PLC	947	28,863
Spirent Communications PLC	8,873	22,884
SSE PLC	2,098	33,948
St. Modwen Properties PLC	1,373	5,627
Tate & Lyle PLC	5,367	43,656
Tesco PLC	12,423	35,244
TP ICAP PLC	9,740	40,869
Ultra Electronics Holdings PLC	1,165	29,006
Unilever N.V.	842	41,395
Unilever PLC	836	42,247
Vesuvius PLC	4,317	17,258
Vistry Group PLC	2,037	14,548
William Hill PLC	12,561	10,613

Total United Kingdom		1,892,940

TOTAL COMMON STOCKS (Cost: $7,627,045)		6,627,395

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(c) (Cost: $201,362)	201,362	201,362

TOTAL INVESTMENTS IN SECURITIES - 98.3% (Cost: $7,828,407)		6,828,757
Other Assets less Liabilities - 1.7%		119,282

NET ASSETS - 100.0%		$6,948,039

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $276,402. The Fund also had securities on loan having a total market value of $26,225 that were sold and pending settlement. The total market value of the collateral held by the Fund was $326,501. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $125,139.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	4/8/2020	148,463	CHF	155,861	USD	$—	$(2,380)
Citibank N.A.	4/8/2020	255,800	CHF	267,754	USD	—	(3,309)
Citibank N.A.	4/8/2020	808,454	DKK	119,821	USD	—	(930)
Citibank N.A.	4/8/2020	1,297,629	EUR	1,438,548	USD	—	(14,490)
Citibank N.A.	4/8/2020	838,083	EUR	927,202	USD	—	(7,464)
Citibank N.A.	4/8/2020	165,794	GBP	205,777	USD	—	(185)
Citibank N.A.	4/8/2020	422,806	GBP	522,470	USD	1,829	—
Citibank N.A.	4/8/2020	2,086,671	SEK	209,732	USD	907	—
Citibank N.A.	4/8/2020	935,075	USD	871,043	CHF	34,595	—
Goldman Sachs	4/8/2020	403,862	USD	2,654,969	DKK	13,425	—
Goldman Sachs	4/8/2020	4,136,876	USD	3,641,315	EUR	140,786	—
Goldman Sachs	4/8/2020	1,726,261	USD	1,324,864	GBP	83,370	—
Goldman Sachs	4/8/2020	601,018	USD	5,608,589	SEK	34,858	—
Morgan Stanley & Co. International	4/2/2020	3,433	USD	2,761	GBP	9	—

						$309,779	$(28,758)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.6%

China - 99.6%

Aerospace & Defense - 0.6%
AECC Aero-Engine Control Co., Ltd. Class A	2,200	$3,700
AECC Aviation Power Co., Ltd. Class A	4,800	14,346
AVIC Aircraft Co., Ltd. Class A	6,600	14,758
AVIC Electromechanical Systems Co., Ltd. Class A	6,600	6,709
AVIC Shenyang Aircraft Co., Ltd. Class A*	1,800	7,266
AviChina Industry & Technology Co., Ltd. Class H	12,765	4,924
AVICOPTER PLC Class A	2,100	12,313
China Aerospace Times Electronics Co., Ltd. Class A*	8,800	7,903
China Avionics Systems Co., Ltd. Class A	2,200	4,007
China Spacesat Co., Ltd. Class A	3,300	13,594

Total Aerospace & Defense		89,520

Air Freight & Logistics - 0.6%
CMST Development Co., Ltd. Class A	4,400	2,816
SF Holding Co., Ltd. Class A	3,100	20,646
Sinotrans Ltd. Class A	6,100	3,010
STO Express Co., Ltd. Class A	1,500	3,694
YTO Express Group Co., Ltd. Class A	1,700	2,773
Yunda Holding Co., Ltd. Class A	2,200	9,556
ZTO Express Cayman, Inc. ADR	1,928	51,054

Total Air Freight & Logistics		93,549

Airlines - 0.5%
Air China Ltd. Class A	10,500	9,637
Air China Ltd. Class H(a)	8,338	5,379
China Eastern Airlines Corp., Ltd. Class A*	25,300	14,731
China Eastern Airlines Corp., Ltd. Class H*(a)	3,371	1,152
China Southern Airlines Co., Ltd. Class A	15,600	11,326
China Southern Airlines Co., Ltd. Class H(a)	17,505	7,521
Hainan Airlines Holding Co., Ltd. Class A*	59,600	13,024
Juneyao Airlines Co., Ltd. Class A*	2,500	3,525
Spring Airlines Co., Ltd. Class A	1,300	5,916

Total Airlines		72,211

Auto Components - 0.1%
Huayu Automotive Systems Co., Ltd. Class A	6,800	20,650

Automobiles - 1.1%
BYD Co., Ltd. Class A	4,300	36,355
BYD Co., Ltd. Class H(a)	2,920	15,258
Geely Automobile Holdings Ltd.	23,982	35,396
Great Wall Motor Co., Ltd. Class A	4,600	5,765
Great Wall Motor Co., Ltd. Class H	21,718	13,926
Guangzhou Automobile Group Co., Ltd. Class A	1,425	2,120
Guangzhou Automobile Group Co., Ltd. Class H	13,993	14,064
SAIC Motor Corp., Ltd. Class A	15,400	44,508

Total Automobiles		167,392

Banks - 14.3%
Agricultural Bank of China Ltd. Class A	162,600	77,253
Agricultural Bank of China Ltd. Class H	135,056	54,190
Bank of China Ltd. Class A	112,300	55,096
Bank of China Ltd. Class H	373,351	143,061
Bank of Communications Co., Ltd. Class A	98,900	71,947
Bank of Communications Co., Ltd. Class H	99,073	60,715
China CITIC Bank Corp., Ltd. Class A	15,400	11,246
China CITIC Bank Corp., Ltd. Class H	56,330	27,835
China Construction Bank Corp. Class A	32,500	29,049
China Construction Bank Corp. Class H	456,209	373,165
China Merchants Bank Co., Ltd. Class A	61,900	281,701
China Merchants Bank Co., Ltd. Class H	17,447	78,784
China Minsheng Banking Corp., Ltd. Class A	146,140	117,644
China Minsheng Banking Corp., Ltd. Class H	33,495	24,891
Industrial & Commercial Bank of China Ltd. Class A	108,500	78,777
Industrial & Commercial Bank of China Ltd. Class H	365,606	250,470
Industrial Bank Co., Ltd. Class A	70,900	159,031
Ping An Bank Co., Ltd. Class A	45,800	82,649
Shanghai Pudong Development Bank Co., Ltd. Class A	75,000	107,323

Total Banks		2,084,827

Beverages - 4.2%
China Resources Beer Holdings Co., Ltd.	6,015	27,472
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	2,400	28,378
Kweichow Moutai Co., Ltd. Class A	2,200	344,588

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2020

Investments	Shares	Value
Luzhou Laojiao Co., Ltd. Class A	3,700	$38,418
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,200	15,257
Tsingtao Brewery Co., Ltd. Class A	2,100	13,533
Tsingtao Brewery Co., Ltd. Class H	1,589	8,108
Wuliangye Yibin Co., Ltd. Class A	8,200	133,177

Total Beverages		608,931

Biotechnology - 0.8%
3SBio, Inc.*(b)	6,561	6,831
BeiGene Ltd. ADR*	174	21,421
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,604	8,227
China Biologic Products Holdings, Inc.*	143	15,434
Hualan Biological Engineering, Inc. Class A	4,700	31,753
Innovent Biologics, Inc.*(b)	3,208	13,534
Jinyu Bio-Technology Co., Ltd. Class A	4,730	14,217
Shanghai RAAS Blood Products Co., Ltd. Class A*	6,600	7,239

Total Biotechnology		118,656

Building Products - 0.1%
Beijing New Building Materials PLC Class A	4,400	14,640

Capital Markets - 0.9%
CITIC Securities Co., Ltd. Class A	36,400	113,720
CITIC Securities Co., Ltd. Class H	10,824	19,830

Total Capital Markets		133,550

Chemicals - 1.4%
China Hainan Rubber Industry Group Co., Ltd. Class A	5,100	3,840
ENN Ecological Holdings Co., Ltd. Class A	2,400	2,927
Hengli Petrochemical Co., Ltd. Class A	5,120	9,008
Hengyi Petrochemical Co., Ltd. Class A	5,420	9,552
Huapont Life Sciences Co., Ltd. Class A	5,700	3,913
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A*	14,500	5,029
Kangde Xin Composite Material Group Co., Ltd. Class A*†	15,700	0
Kingfa Sci & Tech Co., Ltd. Class A	7,700	8,598
Lomon Billions Group Co., Ltd. Class A	2,500	5,262
Luxi Chemical Group Co., Ltd. Class A	5,500	6,327
Ningbo Shanshan Co., Ltd. Class A	3,300	4,778
North Huajin Chemical Industries Co., Ltd. Class A	4,400	3,492
Rongsheng Petro Chemical Co., Ltd. Class A	6,600	10,189
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	5,700	12,616
Shanghai Putailai New Energy Technology Co., Ltd. Class A	800	6,767
Sichuan Hebang Biotechnology Co., Ltd. Class A*	15,700	3,209
Sinopec Shanghai Petrochemical Co., Ltd. Class A	9,900	5,429
Sinopec Shanghai Petrochemical Co., Ltd. Class H	22,000	5,450
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	4,700	3,326
Tianqi Lithium Corp. Class A	4,270	11,107
Tongkun Group Co., Ltd. Class A	4,580	7,574
Transfar Zhilian Co., Ltd. Class A	2,200	1,911
Wanhua Chemical Group Co., Ltd. Class A	6,600	38,382
Xinjiang Zhongtai Chemical Co., Ltd. Class A	6,600	4,559
Xinyangfeng Agricultural Technology Co., Ltd. Class A	3,000	3,430
YanAn Bicon Pharmaceutical Listed Co.*	900	980
Zhejiang Juhua Co., Ltd. Class A	5,090	4,866
Zhejiang Longsheng Group Co., Ltd. Class A	12,100	20,317
Zhejiang Runtu Co., Ltd. Class A	2,350	3,181
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	2,900	2,429

Total Chemicals		208,448

Commercial Services & Supplies - 0.4%
China Everbright International Ltd.	12,685	7,283
Country Garden Services Holdings Co., Ltd.	5,985	24,323
Jihua Group Corp., Ltd. Class A	7,700	4,353
Shanghai M&G Stationery, Inc. Class A	1,500	9,791
Tus Environmental Science And Technology Development Co., Ltd. Class A	4,280	4,876

Total Commercial Services & Supplies		50,626

Communications Equipment - 0.8%
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,900	13,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2020

Investments	Shares	Value
Guangzhou Haige Communications Group, Inc. Co. Class A	7,000	$11,132
Hengtong Optic-electric Co., Ltd. Class A	6,100	13,915
ZTE Corp. Class A*	10,600	63,961
ZTE Corp. Class H*(a)	4,400	13,652

Total Communications Equipment		116,168

Construction & Engineering - 1.8%
Beijing Orient Landscape & Environment Co., Ltd. Class A	6,600	4,941
China CAMC Engineering Co., Ltd. Class A	1,800	2,094
China Communications Construction Co., Ltd. Class A	6,900	8,035
China Communications Construction Co., Ltd. Class H	21,027	14,649
China Gezhouba Group Co., Ltd. Class A	14,300	14,072
China National Chemical Engineering Co., Ltd. Class A	8,900	7,491
China Nuclear Engineering & Construction Corp., Ltd. Class A	2,500	2,178
China Railway Construction Corp., Ltd. Class A	20,900	28,964
China Railway Construction Corp., Ltd. Class H	11,000	12,318
China Railway Group Ltd. Class A	33,000	25,030
China Railway Group Ltd. Class H	22,000	11,722
China Railway Hi-tech Industry Co., Ltd. Class A	3,600	4,832
China State Construction Engineering Corp., Ltd. Class A	85,580	63,584
China State Construction International Holdings Ltd.	9,095	6,735
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	8,800	9,615
Metallurgical Corp. of China Ltd. Class A	21,200	7,831
Power Construction Corp. of China Ltd. Class A	22,800	12,665
Shanghai Construction Group Co., Ltd. Class A	26,600	12,038
Shanghai Tunnel Engineering Co., Ltd. Class A	9,100	7,095
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	7,000	8,102

Total Construction & Engineering		263,991

Construction Materials - 1.6%
Anhui Conch Cement Co., Ltd. Class A	10,600	82,342
Anhui Conch Cement Co., Ltd. Class H	5,922	41,144
BBMG Corp. Class A	16,500	7,630
BBMG Corp. Class H	11,000	2,753
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	5,419	25,998
China Jushi Co., Ltd. Class A	10,920	12,162
China National Building Material Co., Ltd. Class H	20,285	22,167
China Resources Cement Holdings Ltd.	11,315	13,503
China West Construction Group Co., Ltd. Class A	1,700	2,404
CSG Holding Co., Ltd. Class A	10,495	6,496
Huaxin Cement Co., Ltd. Class A	3,240	10,629
Jilin Yatai Group Co., Ltd. Class A*	8,000	3,474
Sichuan Shuangma Cement Co., Ltd. Class A*	1,400	2,506
Tangshan Jidong Cement Co., Ltd. Class A	2,500	6,912

Total Construction Materials		240,120

Containers & Packaging - 0.1%
ORG Technology Co., Ltd. Class A	5,800	3,295
Shenzhen Jinjia Group Co., Ltd. Class A	4,400	5,713

Total Containers & Packaging		9,008

Diversified Consumer Services - 1.1%
New Oriental Education & Technology Group, Inc. ADR*	575	62,238
TAL Education Group ADR*	1,823	97,093

Total Diversified Consumer Services		159,331

Electrical Equipment - 1.0%
China XD Electric Co., Ltd. Class A	8,900	6,399
Dongfang Electric Corp., Ltd. Class A	5,500	6,544
Fangda Carbon New Material Co., Ltd. Class A*	8,867	11,238
Guoxuan High-Tech Co., Ltd. Class A	3,300	8,133
Hongfa Technology Co., Ltd. Class A	3,080	11,989
Jiangsu Zhongtian Technology Co., Ltd. Class A	9,900	13,413
NARI Technology Co., Ltd. Class A	7,700	21,440
Shanghai Electric Group Co., Ltd. Class A	18,700	12,127
Shanghai Electric Group Co., Ltd. Class H	1,123	297
TBEA Co., Ltd. Class A	16,500	16,981
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	9,200	12,322
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	3,595	3,131

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2020

Investments	Shares	Value
Zhejiang Chint Electrics Co., Ltd. Class A	3,900	$13,004
Zhuzhou CRRC Times Electric Co., Ltd. Class H	3,300	9,771

Total Electrical Equipment		146,789

Electronic Equipment, Instruments & Components - 3.4%
AAC Technologies Holdings, Inc.(a)	2,920	15,145
AVIC Jonhon Optronic Technology Co., Ltd. Class A	2,450	11,813
BOE Technology Group Co., Ltd. Class A	114,400	59,836
Foxconn Industrial Internet Co., Ltd. Class A	5,800	10,802
GoerTek, Inc. Class A	9,200	21,284
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	18,900	74,341
Kingboard Holdings Ltd.	2,920	6,841
Lingyi iTech Guangdong Co. Class A*	5,200	6,026
Luxshare Precision Industry Co., Ltd. Class A	14,216	76,480
NAURA Technology Group Co., Ltd. Class A	900	14,757
OFILM Group Co., Ltd. Class A*	8,800	16,922
Shengyi Technology Co., Ltd. Class A	5,000	18,659
Shennan Circuits Co., Ltd. Class A	360	10,020
Sunny Optical Technology Group Co., Ltd.	3,300	44,449
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	4,400	12,785
Tianma Microelectronics Co., Ltd. Class A	4,600	8,645
Unisplendour Corp., Ltd. Class A	3,680	18,325
Westone Information Industry, Inc. Class A	2,400	7,606
Wingtech Technology Co., Ltd. Class A*	1,900	27,189
WUS Printed Circuit Kunshan Co., Ltd. Class A	5,500	18,361
Zhejiang Dahua Technology Co., Ltd. Class A	6,900	15,730

Total Electronic Equipment, Instruments & Components		496,016

Entertainment - 0.7%
NetEase, Inc. ADR	320	102,707

Food & Staples Retailing - 0.3%
Sun Art Retail Group Ltd.	10,970	16,276
Yonghui Superstores Co., Ltd. Class A	16,800	24,254

Total Food & Staples Retailing		40,530

Food Products - 3.0%
China Mengniu Dairy Co., Ltd.*	12,978	45,125
Dali Foods Group Co., Ltd.(b)	11,000	7,664
Foshan Haitian Flavouring & Food Co., Ltd. Class A	3,500	61,763
Guangdong Haid Group Co., Ltd. Class A	3,300	18,703
Henan Shuanghui Investment & Development Co., Ltd. Class A	4,600	25,487
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	23,120	97,329
Muyuan Foodstuff Co., Ltd. Class A	3,640	62,715
New Hope Liuhe Co., Ltd. Class A	10,100	44,754
Tingyi Cayman Islands Holding Corp.	8,552	13,990
Want Want China Holdings Ltd.	33,439	24,246
WH Group Ltd.(b)	45,705	42,751

Total Food Products		444,527

Gas Utilities - 0.5%
Beijing Enterprises Holdings Ltd.	2,536	9,309
China Gas Holdings Ltd.	9,900	34,486
China Resources Gas Group Ltd.	3,128	15,739
Kunlun Energy Co., Ltd.	18,333	10,715

Total Gas Utilities		70,249

Health Care Equipment & Supplies - 0.2%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,300	16,879
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	10,850	13,718

Total Health Care Equipment & Supplies		30,597

Health Care Providers & Services - 0.6%
China National Accord Medicines Corp., Ltd. Class A	700	3,943
China Reform Health Management and Services Group Co., Ltd. Class A*	2,500	4,427
Huadong Medicine Co., Ltd. Class A	3,800	9,348
Jointown Pharmaceutical Group Co., Ltd. Class A	3,300	7,909
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	9,916	16,510
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	5,500	15,128
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	3,997	6,797
Sinopharm Group Co., Ltd. Class H	6,145	13,827
Topchoice Medical Corp. Class A*	1,000	15,195

Total Health Care Providers & Services		93,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2020

Investments	Shares	Value
Health Care Technology - 0.1%
Ping An Healthcare and Technology Co., Ltd.*(a)(b)	811	$7,565

Hotels, Restaurants & Leisure - 0.7%
Haidilao International Holding Ltd.(a)(b)	3,973	15,480
Huazhu Group Ltd. ADR	608	17,468
Yum China Holdings, Inc.	1,785	76,094

Total Hotels, Restaurants & Leisure		109,042

Household Durables - 2.3%
Gree Electric Appliances, Inc. of Zhuhai Class A	20,500	150,865
Haier Smart Home Co., Ltd. Class A	18,000	36,543
Midea Group Co., Ltd. Class A	22,151	151,210

Total Household Durables		338,618

Independent Power & Renewable Electricity Producers - 1.7%
CGN Power Co., Ltd. Class H(b)	55,000	12,631
China National Nuclear Power Co., Ltd. Class A	22,300	13,833
China Resources Power Holdings Co., Ltd.	9,262	10,205
China Yangtze Power Co., Ltd. Class A	43,700	106,522
Datang International Power Generation Co., Ltd. Class A	10,300	2,977
GD Power Development Co., Ltd. Class A	56,300	16,113
Huadian Power International Corp., Ltd. Class A	14,500	7,052
Huaneng Power International, Inc. Class A	20,470	13,535
Huaneng Power International, Inc. Class H	22,000	8,260
Hubei Energy Group Co., Ltd. Class A	10,100	5,041
SDIC Power Holdings Co., Ltd. Class A	16,900	18,918
Shanghai Electric Power Co., Ltd. Class A	4,400	4,354
Shenergy Co., Ltd. Class A	12,100	9,007
Shenzhen Energy Group Co., Ltd. Class A	5,500	4,172
Sichuan Chuantou Energy Co., Ltd. Class A	11,200	14,527
Zhejiang Zheneng Electric Power Co., Ltd. Class A	15,700	7,503

Total Independent Power & Renewable Electricity Producers		254,650

Industrial Conglomerates - 0.2%
China Baoan Group Co., Ltd. Class A	11,800	9,782
CITIC Ltd.	11,282	11,804
Shanghai Industrial Holdings Ltd.	562	850

Total Industrial Conglomerates		22,436

Insurance - 5.9%
China Life Insurance Co., Ltd. Class A	7,400	27,480
China Life Insurance Co., Ltd. Class H	34,978	68,504
China Pacific Insurance Group Co., Ltd. Class A	12,766	50,790
China Pacific Insurance Group Co., Ltd. Class H	12,593	38,100
People’s Insurance Co. Group of China Ltd. (The) Class A	4,900	4,352
People’s Insurance Co. Group of China Ltd. (The) Class H	34,589	11,424
Ping An Insurance Group Co. of China Ltd. Class A	43,000	419,324
Ping An Insurance Group Co. of China Ltd. Class H	24,744	243,101

Total Insurance		863,075

Interactive Media & Services - 9.8%
Baidu, Inc. ADR*	1,310	132,035
Tencent Holdings Ltd.	26,470	1,298,416

Total Interactive Media & Services		1,430,451

Internet & Direct Marketing Retail - 12.9%
Alibaba Group Holding Ltd. ADR*	7,293	1,418,343
JD.com, Inc. ADR*	4,135	167,467
Meituan Dianping Class B*	16,482	199,143
Pinduoduo, Inc. ADR*	1,666	60,026
Trip.com Group Ltd. ADR*	1,906	44,696

Total Internet & Direct Marketing Retail		1,889,675

IT Services - 0.4%
China TransInfo Technology Co., Ltd. Class A	2,900	8,341
DHC Software Co., Ltd. Class A	10,000	18,215
GDS Holdings Ltd. ADR*	287	16,637
TravelSky Technology Ltd. Class H	4,630	8,172

Total IT Services		51,365

Life Sciences Tools & Services - 0.5%
Genscript Biotech Corp.*(a)	4,300	6,968
WuXi AppTec Co., Ltd. Class A	2,000	25,515
WuXi AppTec Co., Ltd. Class H(a)(b)	733	9,022
Wuxi Biologics Cayman, Inc.*(b)	2,315	30,017

Total Life Sciences Tools & Services		71,522

Machinery - 2.5%
China Conch Venture Holdings Ltd.	7,333	32,735
China CSSC Holdings Ltd. Class A	3,300	8,574
China First Heavy Industries Class A*	13,500	4,949

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2020

Investments	Shares	Value
China International Marine Containers Group Co., Ltd. Class A	5,500	$5,978
China Shipbuilding Industry Co., Ltd. Class A	51,000	30,270
CITIC Heavy Industries Co., Ltd. Class A	8,300	3,850
CRRC Corp., Ltd. Class A	42,900	39,676
CRRC Corp., Ltd. Class H	22,000	11,183
Fujian Longking Co., Ltd. Class A	4,400	5,614
Haitian International Holdings Ltd.	1,123	2,086
Han’s Laser Technology Industry Group Co., Ltd. Class A	3,400	13,512
Inner Mongolia First Machinery Group Co., Ltd. Class A	3,300	4,238
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,200	10,405
North Navigation Control Technology Co., Ltd. Class A*	3,600	3,685
Sany Heavy Industry Co., Ltd. Class A	25,700	62,682
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	1,400	2,680
Shanghai Zhenhua Heavy Industries Co., Ltd. Class A	9,280	4,226
Sinotruk Hong Kong Ltd.	2,920	4,860
Tian Di Science & Technology Co., Ltd. Class A	6,600	2,791
Weichai Power Co., Ltd. Class A	19,600	33,049
Weichai Power Co., Ltd. Class H	11,000	17,712
XCMG Construction Machinery Co., Ltd. Class A	21,100	15,022
Yangzijiang Shipbuilding Holdings Ltd.	12,100	7,053
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	5,500	12,461
Zhengzhou Yutong Bus Co., Ltd. Class A	5,900	11,387
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	26,400	21,178

Total Machinery		371,856

Marine - 0.1%
COSCO Shipping Development Co., Ltd. Class A	12,100	3,463
COSCO Shipping Holdings Co., Ltd. Class A*	13,900	8,054
COSCO Shipping Holdings Co., Ltd. Class H*	11,000	3,037

Total Marine		14,554

Media - 0.2%
Focus Media Information Technology Co., Ltd. Class A	49,320	30,733

Metals & Mining - 2.6%
Aluminum Corp. of China Ltd. Class A*	31,300	12,709
Aluminum Corp. of China Ltd. Class H*	22,000	4,371
Angang Steel Co., Ltd. Class A	7,540	2,860
Angang Steel Co., Ltd. Class H(a)	2,919	768
Baoshan Iron & Steel Co., Ltd. Class A	39,760	27,299
Beijing Shougang Co., Ltd. Class A*	5,500	2,280
Chengtun Mining Group Co., Ltd. Class A	6,800	3,940
China Molybdenum Co., Ltd. Class A	33,500	16,388
China Molybdenum Co., Ltd. Class H	27,944	7,823
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	12,100	15,336
Chongqing Iron & Steel Co., Ltd. Class A*	32,600	7,170
Ganfeng Lithium Co., Ltd. Class A	4,200	23,833
Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd. Class A*	13,800	3,346
GEM Co., Ltd. Class A	16,900	11,079
Guangdong HEC Technology Holding Co., Ltd. Class A	6,600	6,504
Hesteel Co., Ltd. Class A	24,400	7,327
Hunan Valin Steel Co., Ltd. Class A*	6,380	3,535
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	105,000	17,024
Jiangxi Copper Co., Ltd. Class A	4,600	8,191
Jiangxi Copper Co., Ltd. Class H	11,000	10,161
Jinduicheng Molybdenum Co., Ltd. Class A	4,400	3,753
Maanshan Iron & Steel Co., Ltd. Class A	12,300	4,370
MMG Ltd.*	4,495	644
Nanjing Iron & Steel Co., Ltd. Class A	10,500	4,648
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A*	29,900	9,358
SGIS Songshan Co., Ltd. Class A*	4,700	2,551
Shandong Gold Mining Co., Ltd. Class A	4,700	22,754
Shandong Iron and Steel Co., Ltd. Class A*	22,100	4,019
Shandong Nanshan Aluminum Co., Ltd. Class A	26,700	7,754
Shanxi Taigang Stainless Steel Co., Ltd. Class A	8,600	3,928
Shenghe Resources Holding Co., Ltd. Class A	3,620	3,527

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2020

Investments	Shares	Value
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	12,150	$6,098
Tongling Nonferrous Metals Group Co., Ltd. Class A	31,000	8,697
Western Mining Co., Ltd. Class A*	9,000	7,194
Xiamen Tungsten Co., Ltd. Class A	3,460	5,527
Xinxing Ductile Iron Pipes Co., Ltd. Class A	11,000	5,335
Xinyu Iron & Steel Co., Ltd. Class A	5,900	3,386
Yintai Gold Co., Ltd. Class A	3,320	6,754
Yunnan Aluminium Co., Ltd. Class A*	4,700	2,564
Yunnan Chihong Zinc & Germanium Co., Ltd. Class A	11,700	5,905
Yunnan Copper Co., Ltd. Class A*	3,900	5,355
Yunnan Tin Co., Ltd. Class A*	3,600	4,192
Zhejiang Huayou Cobalt Co., Ltd. Class A	2,212	9,172
Zhongjin Gold Corp., Ltd. Class A	9,000	10,240
Zijin Mining Group Co., Ltd. Class A	63,800	33,190
Zijin Mining Group Co., Ltd. Class H	28,210	10,628

Total Metals & Mining		383,487

Oil, Gas & Consumable Fuels - 2.2%
China Coal Energy Co., Ltd. Class A	8,100	4,557
China Coal Energy Co., Ltd. Class H	11,000	3,051
China Petroleum & Chemical Corp. Class A	51,700	32,289
China Petroleum & Chemical Corp. Class H	119,733	59,010
China Shenhua Energy Co., Ltd. Class A	11,000	25,185
China Shenhua Energy Co., Ltd. Class H	16,227	30,901
CNOOC Ltd.	78,044	81,861
PetroChina Co., Ltd. Class A	65,200	42,467
PetroChina Co., Ltd. Class H	99,566	36,482

Total Oil, Gas & Consumable Fuels		315,803

Paper & Forest Products - 0.2%
Lee & Man Paper Manufacturing Ltd.	11,000	6,670
Nine Dragons Paper Holdings Ltd.	11,000	10,034
Shandong Chenming Paper Holdings Ltd. Class A	6,600	4,448
Shandong Sun Paper Industry JSC Ltd. Class A	5,500	6,808
Shanying International Holding Co., Ltd. Class A*	12,100	5,220

Total Paper & Forest Products		33,180

Personal Products - 0.2%
Hengan International Group Co., Ltd.	3,746	28,200

Pharmaceuticals - 4.1%
Asymchem Laboratories Tianjin Co., Ltd. Class A	600	14,523
Beijing Tongrentang Co., Ltd. Class A	3,700	13,223
Changchun High & New Technology Industry Group, Inc. Class A	600	46,355
China Medical System Holdings Ltd.	7,333	7,938
China Resources Pharmaceutical Group Ltd.(b)	11,000	6,599
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,400	5,497
CSPC Pharmaceutical Group Ltd.	22,000	44,052
Dong-E-E-Jiao Co., Ltd. Class A	3,200	11,612
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,400	10,651
Hansoh Pharmaceutical Group Co., Ltd.*(b)	3,667	12,443
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	1,100	3,399
Humanwell Healthcare Group Co., Ltd. Class A*	4,700	9,012
Jiangsu Hengrui Medicine Co., Ltd. Class A	12,684	164,570
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	4,600	10,227
Livzon Pharmaceutical Group, Inc. Class A	2,181	12,078
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	2,800	7,946
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	5,500	25,480
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H(a)	1,123	3,695
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,800	5,228
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	2,200	5,502
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	3,300	9,626
Sino Biopharmaceutical Ltd.	32,655	43,057
Tasly Pharmaceutical Group Co., Ltd. Class A	4,780	9,313
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	6,980	10,441
Yifan Pharmaceutical Co., Ltd. Class A	3,300	7,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2020

Investments	Shares	Value
Yunnan Baiyao Group Co., Ltd. Class A	2,200	$26,534
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,500	26,286
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	9,900	7,188
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A*	4,840	17,537
Zhejiang NHU Co., Ltd. Class A	5,420	20,861

Total Pharmaceuticals		598,456

Professional Services - 0.1%
51job, Inc. ADR*	121	7,428

Real Estate Management & Development - 4.9%
Agile Group Holdings Ltd.	6,305	6,825
Beijing Capital Development Co., Ltd. Class A	3,700	3,449
China Evergrande Group(a)	14,249	23,641
China Fortune Land Development Co., Ltd. Class A	7,700	22,677
China Jinmao Holdings Group Ltd.	22,982	14,885
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	13,700	31,830
China Overseas Land & Investment Ltd.	17,456	54,164
China Resources Land Ltd.	13,685	56,499
China Vanke Co., Ltd. Class A	25,700	92,936
China Vanke Co., Ltd. Class H	6,825	22,498
CIFI Holdings Group Co., Ltd.	12,806	9,252
Country Garden Holdings Co., Ltd.(a)	34,685	41,975
Financial Street Holdings Co., Ltd. Class A	11,200	10,327
Gemdale Corp. Class A	17,100	33,968
Greenland Holdings Corp., Ltd. Class A	16,900	12,890
Jinke Properties Group Co., Ltd. Class A	12,400	13,916
Logan Property Holdings Co., Ltd.	7,013	10,821
Longfor Group Holdings Ltd.(b)	6,913	33,669
Oceanwide Holdings Co., Ltd. Class A	2,900	1,615
Poly Developments and Holdings Group Co., Ltd. Class A	35,000	73,374
RiseSun Real Estate Development Co., Ltd. Class A	8,800	9,615
Seazen Group Ltd.	7,944	7,174
Seazen Holdings Co., Ltd. Class A	3,500	15,430
Shanghai Lingang Holdings Corp., Ltd. Class A	1,400	3,967
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	3,060	4,784
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	1,520	1,225
Shimao Property Holdings Ltd.	5,958	20,985
Sunac China Holdings Ltd.	11,000	50,949
Xinhu Zhongbao Co., Ltd. Class A	22,200	9,452
Youngor Group Co., Ltd. Class A	18,400	16,524
Zhejiang China Commodities City Group Co., Ltd. Class A	13,200	6,160

Total Real Estate Management & Development		717,476

Road & Rail - 0.3%
China High Speed Railway Technology Co., Ltd. Class A	8,800	3,896
Daqin Railway Co., Ltd. Class A	30,700	29,431
Guangshen Railway Co., Ltd. Class A	16,500	5,513

Total Road & Rail		38,840

Semiconductors & Semiconductor Equipment - 1.5%
GCL System Integration Technology Co., Ltd. Class A*	8,900	3,802
Gigadevice Semiconductor Beijing, Inc. Class A	600	20,471
Hangzhou Silan Microelectronics Co., Ltd. Class A	3,300	6,723
JCET Group Co., Ltd. Class A*	4,400	12,202
LONGi Green Energy Technology Co., Ltd. Class A	11,580	40,553
Sanan Optoelectronics Co., Ltd. Class A	11,400	30,778
Semiconductor Manufacturing International Corp.*(a)	14,703	23,143
Shenzhen Goodix Technology Co., Ltd. Class A	600	22,059
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	7,700	15,513
Unigroup Guoxin Microelectronics Co., Ltd. Class A	1,800	12,663
Will Semiconductor Ltd. Class A	700	15,385
Xinyi Solar Holdings Ltd.	14,300	8,099

Total Semiconductors & Semiconductor Equipment		211,391

Software - 1.4%
360 Security Technology, Inc. Class A	2,000	5,338
Aisino Corp. Class A	5,500	14,802
Beijing Shiji Information Technology Co., Ltd. Class A	1,400	5,716
China National Software & Service Co., Ltd. Class A	1,300	13,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2020

Investments	Shares	Value
Glodon Co., Ltd. Class A	2,800	$16,844
Hundsun Technologies, Inc. Class A	2,900	35,938
Iflytek Co., Ltd. Class A	7,200	34,979
Kingdee International Software Group Co., Ltd.	8,562	11,422
Kingsoft Corp., Ltd.*	4,767	15,560
Shanghai 2345 Network Holding Group Co., Ltd. Class A	14,700	5,761
Venustech Group, Inc. Class A	2,300	11,998
Yonyou Network Technology Co., Ltd. Class A	6,640	37,876

Total Software		209,459

Specialty Retail - 0.4%
China International Travel Service Corp., Ltd. Class A	4,400	41,685
Suning.com Co., Ltd. Class A	16,500	21,006

Total Specialty Retail		62,691

Technology Hardware, Storage & Peripherals - 1.2%
China Greatwall Technology Group Co., Ltd. Class A	8,400	14,140
Dawning Information Industry Co., Ltd. Class A	3,160	19,455
Inspur Electronic Information Industry Co., Ltd. Class A	4,032	22,044
Lenovo Group Ltd.	26,495	14,220
Ninestar Corp. Class A	2,000	7,565
Tsinghua Tongfang Co., Ltd. Class A*	11,000	12,360
Xiaomi Corp. Class B*(a)(b)	64,410	86,757

Total Technology Hardware, Storage & Peripherals		176,541

Textiles, Apparel & Luxury Goods - 0.5%
ANTA Sports Products Ltd.	5,155	37,877
Shenzhou International Group Holdings Ltd.	3,349	35,603

Total Textiles, Apparel & Luxury Goods		73,480

Trading Companies & Distributors - 0.2%
China Meheco Co., Ltd. Class A	3,100	6,573
Orient Group, Inc. Class A*	11,700	6,334
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	1,200	2,477
Sinochem International Corp. Class A	6,090	4,396
Xiamen C & D, Inc. Class A	7,900	8,520

Total Trading Companies & Distributors		28,300

Transportation Infrastructure - 0.8%
China Merchants Port Holdings Co., Ltd.	5,527	6,318
COSCO Shipping Ports Ltd.	4,495	2,169
Dalian Port PDA Co., Ltd. Class A	12,100	2,951
Guangzhou Baiyun International Airport Co., Ltd. Class A	5,900	10,439
Jiangsu Expressway Co., Ltd. Class H	7,013	7,827
Ningbo Zhoushan Port Co., Ltd. Class A	17,600	8,808
Shanghai International Airport Co., Ltd. Class A	4,300	36,864
Shanghai International Port Group Co., Ltd. Class A	27,800	17,559
Shenzhen Airport Co., Ltd. Class A	4,400	4,739
Shenzhen International Holdings Ltd.	5,500	10,076
TangShan Port Group Co., Ltd. Class A	12,830	4,088
Tianjin Port Co., Ltd. Class A	4,100	3,162

Total Transportation Infrastructure		115,000

Water Utilities - 0.3%
Beijing Enterprises Water Group Ltd.*	26,174	10,232
Guangdong Investment Ltd.	14,987	28,888

Total Water Utilities		39,120

Wireless Telecommunication Services - 1.3%
China Mobile Ltd.	25,726	191,346

TOTAL COMMON STOCKS (Cost: $15,930,141)		14,561,857

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(c) (Cost: $30,837)	30,837	30,837

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $15,960,978)		14,592,694
Other Assets less Liabilities - 0.2%		23,642

NET ASSETS - 100.0%		$14,616,336

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $263,251 and the total market value of the collateral held by the Fund was $277,931. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $247,094.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

(formerly, WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG))

March 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 7.1%
APA Group	8,066	$50,652
Aristocrat Leisure Ltd.	2,795	36,523
ASX Ltd.	1,227	57,893
Aurizon Holdings Ltd.	22,872	59,215
Brambles Ltd.	16,491	106,585
Challenger Ltd.	7,431	18,193
Coca-Cola Amatil Ltd.	12,103	65,484
Coles Group Ltd.	4,220	39,156
Commonwealth Bank of Australia	5,818	220,135
Computershare Ltd.	6,860	40,769
CSL Ltd.	1,473	267,472
Fortescue Metals Group Ltd.	9,270	56,737
Macquarie Group Ltd.	1,297	68,071
National Australia Bank Ltd.	13,751	140,384
Newcrest Mining Ltd.	4,216	59,478
Orica Ltd.	3,655	34,339
Qantas Airways Ltd.	16,845	33,301
QBE Insurance Group Ltd.	9,383	49,389
Ramsay Health Care Ltd.	1,264	44,314
Sonic Healthcare Ltd.	3,196	47,592
Sydney Airport	18,207	62,293
Tabcorp Holdings Ltd.	17,465	27,044
Telstra Corp., Ltd.	39,440	74,108
Westpac Banking Corp.	14,736	148,816
Woolworths Group Ltd.	5,140	110,422

Total Australia		1,918,365

Belgium - 0.9%
Proximus SADP	3,743	85,713
Telenet Group Holding N.V.	2,105	63,379
UCB S.A.	955	82,782

Total Belgium		231,874

China - 0.2%
BOC Hong Kong Holdings Ltd.	21,500	59,500

Denmark - 2.8%
Carlsberg A/S Class B	732	82,857
Coloplast A/S Class B	725	105,177
ISS A/S	4,983	68,493
Novo Nordisk A/S Class B	5,323	320,242
Novozymes A/S Class B	2,071	94,189
Pandora A/S	1,273	41,349
Tryg A/S	1,553	38,204

Total Denmark		750,511

Finland - 1.0%
Elisa Oyj	1,509	93,517
Kone Oyj Class B	1,937	109,712
Orion Oyj Class B	1,759	71,952

Total Finland		275,181

France - 11.0%
Alstom S.A.	2,108	88,218
Arkema S.A.	864	59,725
Atos SE	1,310	88,745
BNP Paribas S.A.	5,446	164,389
Bouygues S.A.	2,573	75,437
Capgemini SE	1,126	95,134
Carrefour S.A.	5,977	94,537
Casino Guichard Perrachon S.A.	2,257	86,950
Cie Generale des Etablissements Michelin SCA	1,050	93,390
CNP Assurances	6,526	63,873
Credit Agricole S.A.	8,889	65,251
Edenred	2,075	86,723
Eiffage S.A.	828	58,600
Eurazeo SE	1,361	61,407
Eutelsat Communications S.A.	4,604	48,123
Faurecia SE	940	28,158
Ipsen S.A.	1,128	58,395
Klepierre S.A.	3,924	75,650
L’Oreal S.A.	912	239,065
Legrand S.A.	1,870	119,993
LVMH Moet Hennessy Louis Vuitton SE	849	315,288
Orange S.A.	9,997	122,142
Publicis Groupe S.A.	2,535	72,654
Sanofi	3,419	300,645
SEB S.A.	655	81,572
Sodexo S.A.	1,124	76,021
Teleperformance	364	75,806
Veolia Environnement S.A.	3,224	68,893
Vivendi S.A.	4,273	91,544

Total France		2,956,328

Germany - 7.8%
adidas AG	771	174,187
Beiersdorf AG	991	100,647
Brenntag AG	1,605	59,578
Deutsche Post AG Registered Shares	5,546	150,765
Deutsche Telekom AG Registered Shares	11,284	146,274
Deutsche Wohnen SE Bearer Shares	1,836	69,925
Evonik Industries AG	2,435	50,951
Fraport AG Frankfurt Airport Services Worldwide	1,648	66,725
Hannover Rueck SE	499	71,726
HeidelbergCement AG	1,370	58,761
Henkel AG & Co. KGaA (Preference Shares)	1,432	115,016
Hochtief AG	713	47,332
Merck KGaA	978	100,465
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	642	129,687
Puma SE	1,113	66,435
SAP SE	3,252	366,817
Siemens AG Registered Shares	2,862	243,281
Telefonica Deutschland Holding AG	30,822	76,398

Total Germany		2,094,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

(formerly, WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG))

March 31, 2020

Investments	Shares	Value
Hong Kong - 2.5%
CK Asset Holdings Ltd.	9,000	$49,291
Henderson Land Development Co., Ltd.	9,000	34,312
Hong Kong Exchanges & Clearing Ltd.	5,400	162,887
Kerry Properties Ltd.	11,000	29,022
MTR Corp., Ltd.	17,000	87,841
PCCW Ltd.	56,000	30,851
Sino Land Co., Ltd.	34,000	43,164
Sun Hung Kai Properties Ltd.	7,000	92,299
Swire Pacific Ltd. Class A	8,000	51,555
WH Group Ltd.(a)	32,500	30,400
Wheelock & Co., Ltd.	5,000	34,125
Yue Yuen Industrial Holdings Ltd.	13,500	20,692

Total Hong Kong		666,439

Ireland - 0.7%
CRH PLC	4,562	124,391
Kingspan Group PLC	1,374	73,421

Total Ireland		197,812

Israel - 0.3%
Israel Discount Bank Ltd. Class A	14,732	43,728
Mizrahi Tefahot Bank Ltd.	2,312	43,287

Total Israel		87,015

Italy - 2.3%
Assicurazioni Generali SpA	8,231	112,081
Intesa Sanpaolo SpA	76,667	125,208
Mediobanca Banca di Credito Finanziario SpA	6,702	36,975
Pirelli & C SpA(a)	19,726	70,669
Snam SpA	19,462	89,775
Telecom Italia SpA*	173,238	70,788
Terna Rete Elettrica Nazionale SpA	17,141	108,522

Total Italy		614,018

Japan - 26.5%
ABC-Mart, Inc.	500	25,057
Advantest Corp.	1,800	72,363
Ajinomoto Co., Inc.	4,100	76,356
Asahi Group Holdings Ltd.	2,500	81,284
Astellas Pharma, Inc.	9,000	139,308
Benesse Holdings, Inc.	1,200	30,579
Bridgestone Corp.	3,000	92,344
Canon, Inc.	4,100	89,592
Casio Computer Co., Ltd.	4,400	61,829
Chugai Pharmaceutical Co., Ltd.	1,000	115,789
Credit Saison Co., Ltd.	2,100	24,432
Dai Nippon Printing Co., Ltd.	3,100	66,075
Daiichi Sankyo Co., Ltd.	2,200	151,496
Daito Trust Construction Co., Ltd.	400	37,293
Daiwa House Industry Co., Ltd.	2,900	71,926
East Japan Railway Co.	1,200	90,882
Eisai Co., Ltd.	1,300	95,506
FUJIFILM Holdings Corp.	1,500	75,573
Fujitsu Ltd.	1,100	99,398
Fukuoka Financial Group, Inc.	1,900	25,185
Hikari Tsushin, Inc.	100	16,794
Hitachi Construction Machinery Co., Ltd.	2,600	52,720
Hitachi Ltd.	4,000	116,456
Honda Motor Co., Ltd.	6,200	139,558
Hoya Corp.	1,200	102,265
Hulic Co., Ltd.	5,100	51,872
Itochu Techno-Solutions Corp.	1,500	42,865
Japan Airlines Co., Ltd.	1,400	25,807
Japan Post Insurance Co., Ltd.	2,500	31,055
Kamigumi Co., Ltd.	1,400	23,706
Kao Corp.	2,100	171,766
KDDI Corp.	5,200	153,657
Keihan Holdings Co., Ltd.	700	31,124
Kirin Holdings Co., Ltd.	4,700	93,060
Kubota Corp.	6,900	88,299
Kurita Water Industries Ltd.	1,900	43,965
Kyowa Kirin Co., Ltd.	2,200	49,358
LIXIL Group Corp.	4,500	56,065
Marui Group Co., Ltd.	2,300	38,669
McDonald’s Holdings Co., Japan Ltd.	600	27,067
MEIJI Holdings Co., Ltd.	800	56,913
Mitsubishi Chemical Holdings Corp.	7,900	47,039
Mitsubishi UFJ Financial Group, Inc.	45,300	169,107
Mizuho Financial Group, Inc.	110,300	126,285
MS&AD Insurance Group Holdings, Inc.	2,800	78,459
Murata Manufacturing Co., Ltd.	2,000	101,376
NEC Corp.	2,400	87,703
Nippon Telegraph & Telephone Corp.	5,400	128,829
Nitori Holdings Co., Ltd.	300	40,517
Nomura Holdings, Inc.	20,700	87,782
Nomura Real Estate Holdings, Inc.	1,500	24,385
Nomura Research Institute Ltd.	2,800	59,343
NTT Data Corp.	6,600	63,582
NTT DOCOMO, Inc.	5,400	168,920
Obayashi Corp.	6,700	57,470
Obic Co., Ltd.	200	26,233
Oji Holdings Corp.	6,400	34,325
Olympus Corp.	5,100	73,792
Omron Corp.	1,900	99,088
Ono Pharmaceutical Co., Ltd.	2,400	55,267
Oracle Corp.	400	34,978
Otsuka Corp.	700	29,957
Otsuka Holdings Co., Ltd.	1,700	66,627
Pan Pacific International Holdings Corp.	1,700	32,266
Panasonic Corp.	9,700	74,128
Recruit Holdings Co., Ltd.	4,000	103,599
Resona Holdings, Inc.	16,700	50,306
Rinnai Corp.	700	49,604
Sankyo Co., Ltd.	1,100	32,046
SBI Holdings, Inc.	1,600	23,388
Secom Co., Ltd.	800	66,502
Sega Sammy Holdings, Inc.	2,600	31,671
Seibu Holdings, Inc.	2,100	23,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

(formerly, WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG))

March 31, 2020

Investments	Shares	Value
Seiko Epson Corp.	5,100	$55,273
Sekisui Chemical Co., Ltd.	6,500	86,281
Sekisui House Ltd.	3,900	64,467
SG Holdings Co., Ltd.	1,300	30,984
Shimamura Co., Ltd.	400	24,158
Shimizu Corp.	4,500	35,223
Shionogi & Co., Ltd.	1,300	64,028
Sohgo Security Services Co., Ltd.	600	29,234
Sompo Holdings, Inc.	2,400	74,320
Sony Corp.	4,300	255,757
Sony Financial Holdings, Inc.	1,500	25,386
Sumitomo Mitsui Financial Group, Inc.	5,300	128,775
Sumitomo Mitsui Trust Holdings, Inc.	2,800	81,026
Sumitomo Realty & Development Co., Ltd.	1,200	29,290
Suntory Beverage & Food Ltd.	1,000	37,840
Sysmex Corp.	1,700	123,553
T&D Holdings, Inc.	8,300	67,965
TDK Corp.	800	62,100
Teijin Ltd.	2,600	44,074
Tobu Railway Co., Ltd.	1,000	34,922
Tokio Marine Holdings, Inc.	2,900	132,972
Tokyo Electron Ltd.	700	131,986
Tokyo Gas Co., Ltd.	3,300	78,133
Toyo Suisan Kaisha Ltd.	700	33,847
Toyota Tsusho Corp.	1,400	33,017
Trend Micro, Inc.	600	29,679
Tsuruha Holdings, Inc.	200	26,418
West Japan Railway Co.	900	61,659
Yamada Denki Co., Ltd.	6,700	26,749
Yamaha Corp.	1,700	66,375
Yamazaki Baking Co., Ltd.	1,800	37,632
Yokohama Rubber Co., Ltd. (The)	2,600	32,345

Total Japan		7,128,460

Macau - 0.2%
Sands China Ltd.	14,400	52,763

Netherlands - 3.0%
ASML Holding N.V.	1,313	349,295
Koninklijke DSM N.V.	1,065	120,947
Koninklijke KPN N.V.	44,020	105,103
Koninklijke Philips N.V.	4,428	179,356
Randstad N.V.	1,866	65,867

Total Netherlands		820,568

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	4,177	75,231

Norway - 0.5%
Gjensidige Forsikring ASA	2,889	48,984
Orkla ASA	11,506	97,540

Total Norway		146,524

Singapore - 1.4%
CapitaLand Ltd.	41,200	82,467
DBS Group Holdings Ltd.	7,800	101,728
Singapore Airlines Ltd.	6,800	27,413
Singapore Exchange Ltd.	10,400	67,125
Singapore Telecommunications Ltd.	55,100	98,293

Total Singapore		377,026

Spain - 2.1%
ACS Actividades de Construccion y Servicios S.A.	2,594	50,706
Aena SME S.A.(a)	625	68,249
Banco Bilbao Vizcaya Argentaria S.A.	38,377	122,769
Banco de Sabadell S.A.	117,635	60,536
Industria de Diseno Textil S.A.	5,595	145,252
Telefonica S.A.	26,707	122,302

Total Spain		569,814

Sweden - 3.2%
Assa Abloy AB Class B	6,004	113,745
Essity AB Class B	2,835	87,559
Hennes & Mauritz AB Class B	6,664	86,094
Husqvarna AB Class B	12,553	63,274
ICA Gruppen AB	1,531	64,576
Skanska AB Class B	3,787	57,888
Tele2 AB Class B	4,357	58,664
Telefonaktiebolaget LM Ericsson Class B	18,200	148,904
Telia Co. AB	20,951	75,492
Volvo AB Class B	8,476	102,232

Total Sweden		858,428

Switzerland - 11.5%
Adecco Group AG Registered Shares	2,083	82,110
Baloise Holding AG Registered Shares	463	60,725
Barry Callebaut AG Registered Shares	23	46,117
Coca-Cola HBC AG	3,521	75,835
Geberit AG Registered Shares	264	116,236
Givaudan S.A. Registered Shares	49	151,677
Kuehne + Nagel International AG Registered Shares	560	76,891
Nestle S.A. Registered Shares	7,515	772,432
Novartis AG Registered Shares	6,033	497,892
Roche Holding AG Genusschein	1,897	615,733
Schindler Holding AG Participation Certificate	338	74,199
SGS S.A. Registered Shares	42	97,322
Sonova Holding AG Registered Shares	475	85,618
STMicroelectronics N.V.	5,525	120,488
Zurich Insurance Group AG	595	211,176

Total Switzerland		3,084,451

United Kingdom - 14.3%
Associated British Foods PLC	3,082	69,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

(formerly, WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG))

March 31, 2020

Investments	Shares	Value
Aviva PLC	31,195	$103,856
Barratt Developments PLC	12,215	66,794
Berkeley Group Holdings PLC	1,345	60,288
BT Group PLC	72,428	105,883
Bunzl PLC	3,573	72,192
CK Hutchison Holdings Ltd.	8,000	53,981
CNH Industrial N.V.	13,101	74,980
Coca-Cola European Partners PLC	2,316	86,919
Diageo PLC	8,374	268,565
Experian PLC	4,412	123,145
GlaxoSmithKline PLC	15,455	290,249
ITV PLC	61,970	50,730
J Sainsbury PLC	27,142	70,809
Kingfisher PLC	46,633	83,207
Legal & General Group PLC	46,969	112,897
Lloyds Banking Group PLC	332,639	131,986
London Stock Exchange Group PLC	1,555	140,367
Marks & Spencer Group PLC	52,387	64,464
Mondi PLC	5,426	92,913
Next PLC	1,183	59,731
Pearson PLC	14,182	97,175
Persimmon PLC	1,876	44,581
RELX PLC	8,807	189,139
Rentokil Initial PLC	14,348	68,993
RSA Insurance Group PLC	12,458	64,940
Sage Group PLC (The)	7,226	53,025
Schroders PLC	2,822	86,919
Segro PLC	8,615	81,612
Smith & Nephew PLC	5,889	104,748
Spirax-Sarco Engineering PLC	720	72,894
Standard Chartered PLC	19,664	108,697
Taylor Wimpey PLC	41,499	60,462
Tesco PLC	41,146	116,731
Unilever N.V.	4,667	229,440
Unilever PLC	4,059	205,118
United Utilities Group PLC	8,655	96,886

Total United Kingdom		3,864,638

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $25,434,857)		26,829,916
Other Assets less Liabilities - 0.4%		115,830

NET ASSETS - 100.0%		$26,945,746

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the nine-month fiscal period ended March 31, 2020 were as follows:

Affiliate	Value at 6/30/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2020	Dividend Income
WisdomTree International Quality Dividend Growth Fund^	$28,732,853	$2,714,800	$26,299,935	$(5,791,675)	$643,957	$—	$297,323

^	As of March 31, 2020, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Multifactor Fund (JNMF)

March 31, 2020

Investments	Shares	Value
COMMON STOCKS - 96.3%

Japan - 96.3%

Air Freight & Logistics - 1.2%
Kintetsu World Express, Inc.	300	$4,410
Mitsui-Soko Holdings Co., Ltd.	300	3,888
SG Holdings Co., Ltd.	200	4,767

Total Air Freight & Logistics		13,065

Airlines - 0.5%
Japan Airlines Co., Ltd.(a)	300	5,530

Auto Components - 0.7%
Futaba Industrial Co., Ltd.	800	3,387
Tokai Rika Co., Ltd.	400	4,987

Total Auto Components		8,374

Banks - 5.7%
Fukuoka Financial Group, Inc.	400	5,302
Gunma Bank Ltd. (The)	2,300	6,988
Hokuhoku Financial Group, Inc.	800	7,173
Kyushu Financial Group, Inc.	1,900	7,269
Mebuki Financial Group, Inc.	4,200	8,559
Resona Holdings, Inc.	2,600	7,832
Shinsei Bank Ltd.	500	6,679
Sumitomo Mitsui Trust Holdings, Inc.	300	8,681
Suruga Bank Ltd.(a)	1,600	5,247

Total Banks		63,730

Beverages - 0.7%
Suntory Beverage & Food Ltd.	200	7,568

Building Products - 0.3%
Bunka Shutter Co., Ltd.	500	3,636

Capital Markets - 1.0%
Nomura Holdings, Inc.	1,600	6,785
SBI Holdings, Inc.	300	4,385

Total Capital Markets		11,170

Chemicals - 3.2%
Showa Denko K.K.	300	6,216
Teijin Ltd.	600	10,171
Tokai Carbon Co., Ltd.	730	6,032
Tokuyama Corp.	300	5,814
Ube Industries Ltd.	500	7,674

Total Chemicals		35,907

Commercial Services & Supplies - 2.2%
Aeon Delight Co., Ltd.	200	6,123
Bell System24 Holdings, Inc.	300	3,132
Dai Nippon Printing Co., Ltd.	200	4,263
Kokuyo Co., Ltd.	300	4,202
Relia, Inc.	300	2,904
Sato Holdings Corp.	200	3,931

Total Commercial Services & Supplies		24,555

Construction & Engineering - 5.5%
Hazama Ando Corp.	600	3,829
Kandenko Co., Ltd.	700	5,583
Kyudenko Corp.	200	5,415
Mirait Holdings Corp.	400	4,991
Obayashi Corp.	600	5,147
OSJB Holdings Corp.	2,600	5,756
Penta-Ocean Construction Co., Ltd.	900	4,744
Sanki Engineering Co., Ltd.	500	5,609
Shimizu Corp.	600	4,696
Sumitomo Densetsu Co., Ltd.	200	4,118
Taikisha Ltd.	100	2,899
Tokyu Construction Co., Ltd.	800	4,217
Toyo Construction Co., Ltd.	1,100	4,463

Total Construction & Engineering		61,467

Consumer Finance - 0.4%
Credit Saison Co., Ltd.	400	4,654

Containers & Packaging - 0.7%
Rengo Co., Ltd.	1,000	7,799

Distributors - 0.4%
Arata Corp.	100	4,284

Diversified Consumer Services - 0.7%
Benesse Holdings, Inc.	300	7,645

Diversified Financial Services - 0.8%
Financial Products Group Co., Ltd.	800	4,046
Fuyo General Lease Co., Ltd.	100	5,076

Total Diversified Financial Services		9,122

Diversified Telecommunication Services - 2.3%
ARTERIA Networks Corp.	400	6,795
Internet Initiative Japan, Inc.	200	6,567
Nippon Telegraph & Telephone Corp.	500	11,929

Total Diversified Telecommunication Services		25,291

Electric Utilities - 1.6%
Chubu Electric Power Co., Inc.	300	4,236
Chugoku Electric Power Co., Inc. (The)(a)	300	4,191
Tohoku Electric Power Co., Inc.	500	4,821
Tokyo Electric Power Co. Holdings, Inc.*	1,200	4,191

Total Electric Utilities		17,439

Electrical Equipment - 0.7%
Nippon Carbon Co., Ltd.	100	2,978
Nitto Kogyo Corp.	290	4,645

Total Electrical Equipment		7,623

Electronic Equipment, Instruments & Components - 2.8%
Amano Corp.	200	4,422
Daiwabo Holdings Co., Ltd.	60	2,884
ESPEC Corp.	200	3,042
Hitachi Ltd.	200	5,823
Japan Aviation Electronics Industry Ltd.	200	2,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Multifactor Fund (JNMF)

March 31, 2020

Investments	Shares	Value
Nippon Signal Co., Ltd.	400	$3,909
Nohmi Bosai Ltd.	200	3,709
Oki Electric Industry Co., Ltd.	600	5,636

Total Electronic Equipment, Instruments & Components		31,835

Entertainment - 2.1%
Capcom Co., Ltd.	200	6,280
GungHo Online Entertainment, Inc.	419	5,868
Toei Co., Ltd.	90	11,305

Total Entertainment		23,453

Food & Staples Retailing - 1.1%
Seven & I Holdings Co., Ltd.	200	6,625
Sugi Holdings Co., Ltd.	100	5,345

Total Food & Staples Retailing		11,970

Food Products - 4.9%
Ajinomoto Co., Inc.	400	7,450
Kewpie Corp.	362	7,246
MEIJI Holdings Co., Ltd.	100	7,114
Morinaga & Co., Ltd.	100	4,094
Morinaga Milk Industry Co., Ltd.	100	3,872
Nichirei Corp.	200	5,660
Nisshin Oillio Group Ltd. (The)	200	6,762
Prima Meat Packers Ltd.	300	6,817
Yamazaki Baking Co., Ltd.	300	6,272

Total Food Products		55,287

Health Care Equipment & Supplies - 1.7%
Nihon Kohden Corp.	200	7,522
Nipro Corp.	700	8,241
Olympus Corp.	200	2,894

Total Health Care Equipment & Supplies		18,657

Health Care Providers & Services - 1.6%
BML, Inc.	200	5,384
NichiiGakkan Co., Ltd.	500	4,789
Ship Healthcare Holdings, Inc.	200	8,198

Total Health Care Providers & Services		18,371

Hotels, Restaurants & Leisure - 5.1%
Doutor Nichires Holdings Co., Ltd.	500	7,591
Monogatari Corp. (The)	100	5,771
Ohsho Food Service Corp.	100	5,354
Resorttrust, Inc.	500	4,891
Round One Corp.	669	3,483
Saizeriya Co., Ltd.	300	5,694
Skylark Holdings Co., Ltd.	500	7,420
Tokyo Dome Corp.	900	6,036
Tokyotokeiba Co., Ltd.	200	5,178
Zensho Holdings Co., Ltd.(a)	300	5,727

Total Hotels, Restaurants & Leisure		57,145

Household Durables - 3.4%
Haseko Corp.(a)	500	5,359
JVCKenwood Corp.	1,900	3,432
Panasonic Corp.	700	5,349
Pressance Corp.(a)	400	3,531
Sekisui House Ltd.	400	6,612
Starts Corp., Inc.	200	3,714
Sumitomo Forestry Co., Ltd.	500	6,415
Tamron Co., Ltd.	200	3,359

Total Household Durables		37,771

Household Products - 0.5%
Earth Corp.	100	5,308

Industrial Conglomerates - 0.5%
TOKAI Holdings Corp.	600	5,208

Insurance - 1.5%
Japan Post Holdings Co., Ltd.	1,100	8,617
MS&AD Insurance Group Holdings, Inc.(a)	300	8,406

Total Insurance		17,023

IT Services - 5.8%
DTS Corp.	300	5,224
Fujitsu Ltd.	50	4,518
Infocom Corp.	200	4,570
Information Services International-Dentsu Ltd.	100	3,636
NEC Corp.	100	3,654
NEC Networks & System Integration Corp.	100	4,076
Nihon Unisys Ltd.	100	2,680
Nomura Research Institute Ltd.	260	5,511
NS Solutions Corp.	200	4,876
NSD Co., Ltd.	300	4,002
Otsuka Corp.	100	4,280
SCSK Corp.	100	4,460
TIS, Inc.	300	4,966
TKC Corp.	100	4,497
Transcosmos, Inc.	200	3,546

Total IT Services		64,496

Leisure Products - 1.1%
Sankyo Co., Ltd.	200	5,827
Sega Sammy Holdings, Inc.	500	6,090

Total Leisure Products		11,917

Machinery - 2.3%
Fujitec Co., Ltd.	300	3,866
Hitachi Zosen Corp.	1,300	4,191
METAWATER Co., Ltd.	100	3,580
Mitsubishi Heavy Industries Ltd.	200	5,062
Nikkiso Co., Ltd.	500	3,733
Organo Corp.	100	5,076

Total Machinery		25,508

Media - 1.6%
Hakuhodo DY Holdings, Inc.	800	8,077
Macromill, Inc.	800	4,617
SKY Perfect JSAT Holdings, Inc.	1,500	5,336

Total Media		18,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Multifactor Fund (JNMF)

March 31, 2020

Investments	Shares	Value
Metals & Mining - 1.3%
Kyoei Steel Ltd.	400	$4,620
Tokyo Steel Manufacturing Co., Ltd.	1,500	9,393

Total Metals & Mining		14,013

Oil, Gas & Consumable Fuels - 0.7%
Iwatani Corp.	120	4,013
JXTG Holdings, Inc.	1,100	3,772

Total Oil, Gas & Consumable Fuels		7,785

Paper & Forest Products - 0.8%
Oji Holdings Corp.	1,600	8,581
Personal Products - 1.7%
Kao Corp.	100	8,179
Noevir Holdings Co., Ltd.	100	5,113
Rohto Pharmaceutical Co., Ltd.	200	5,484

Total Personal Products		18,776

Pharmaceuticals - 7.5%
Astellas Pharma, Inc.	400	6,192
Chugai Pharmaceutical Co., Ltd.	100	11,579
Daiichi Sankyo Co., Ltd.	100	6,886
Eisai Co., Ltd.	40	2,939
Kaken Pharmaceutical Co., Ltd.	200	9,319
Kyowa Kirin Co., Ltd.	300	6,731
Nichi-iko Pharmaceutical Co., Ltd.	600	7,931
Ono Pharmaceutical Co., Ltd.	300	6,908
Otsuka Holdings Co., Ltd.	200	7,838
Sawai Pharmaceutical Co., Ltd.	110	5,879
Shionogi & Co., Ltd.	100	4,925
Towa Pharmaceutical Co., Ltd.	300	6,300

Total Pharmaceuticals		83,427

Professional Services - 0.6%
BayCurrent Consulting, Inc.	50	2,344
Tanseisha Co., Ltd.	600	4,046

Total Professional Services		6,390

Real Estate Management & Development - 2.2%
Aeon Mall Co., Ltd.(a)	300	3,788
Hulic Co., Ltd.	400	4,068
Keihanshin Building Co., Ltd.	300	3,713
Kenedix, Inc.	800	3,038
Open House Co., Ltd.	100	2,061
Sumitomo Realty & Development Co., Ltd.	200	4,882
Takara Leben Co., Ltd.	1,100	3,556

Total Real Estate Management & Development		25,106

Road & Rail - 3.4%
Hitachi Transport System Ltd.	200	4,352
Nikkon Holdings Co., Ltd.	300	5,883
Sankyu, Inc.	145	5,419
Seibu Holdings, Inc.	400	4,402
Seino Holdings Co., Ltd.	500	5,433
Senko Group Holdings Co., Ltd.	800	6,210
West Japan Railway Co.	90	6,166

Total Road & Rail		37,865

Semiconductors & Semiconductor Equipment - 0.3%
Mimasu Semiconductor Industry Co., Ltd.	200	3,277

Software - 1.5%
Broadleaf Co., Ltd.	1,000	4,354
Computer Engineering & Consulting Ltd.	300	3,807
Miroku Jyoho Service Co., Ltd.	200	4,411
Systena Corp.	300	4,074

Total Software		16,646

Specialty Retail - 5.3%
Adastria Co., Ltd.	290	3,288
DCM Holdings Co., Ltd.	800	7,388
EDION Corp.	800	6,618
Geo Holdings Corp.	600	7,270
K’s Holdings Corp.(a)	500	4,738
Kohnan Shoji Co., Ltd.	400	8,107
Nojima Corp.	300	4,955
PAL GROUP Holdings Co., Ltd.	400	4,872
T-Gaia Corp.(a)	200	3,794
World Co., Ltd.	300	4,188
Yellow Hat Ltd.	300	4,177

Total Specialty Retail		59,395

Technology Hardware, Storage & Peripherals - 0.8%
FUJIFILM Holdings Corp.	100	5,038
MCJ Co., Ltd.	800	4,432

Total Technology Hardware, Storage & Peripherals		9,470

Tobacco - 0.5%
Japan Tobacco, Inc.	300	5,547

Trading Companies & Distributors - 2.7%
Inaba Denki Sangyo Co., Ltd.	100	2,132
ITOCHU Corp.	300	6,232
Kanamoto Co., Ltd.	200	3,896
Kanematsu Corp.	500	5,136
Marubeni Corp.	900	4,494
Nishio Rent All Co., Ltd.	200	4,200
Sumitomo Corp.	400	4,591

Total Trading Companies & Distributors		30,681

Transportation Infrastructure - 0.4%
Kamigumi Co., Ltd.	300	5,080

Wireless Telecommunication Services - 2.0%
KDDI Corp.	400	11,820
Softbank Corp.	800	10,185

Total Wireless Telecommunication Services		22,005

TOTAL COMMON STOCKS (Cost: $1,085,312)		1,074,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Multifactor Fund (JNMF)

March 31, 2020

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(b) (Cost: $15,990)	15,990	$15,990
TOTAL INVESTMENTS IN SECURITIES - 97.7% (Cost: $1,101,302)		1,090,872
Other Assets less Liabilities - 2.3%		25,547

NET ASSETS - 100.0%		$1,116,419

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,381 and the total market value of the collateral held by the Fund was $30,071. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,081.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	4/8/2020	986,213	USD	103,576,034	JPY	$26,603	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 96.6%

United States - 96.6%
3M Co.
3.13%, 9/19/46	$27,000	$24,641
ABB Finance USA, Inc.
2.88%, 5/8/22	63,000	63,561
Abbott Laboratories
4.90%, 11/30/46	44,000	60,295
AbbVie, Inc.
3.38%, 11/14/21	128,000	130,934
3.60%, 5/14/25	9,000	9,462
4.45%, 5/14/46(a)	83,000	88,502
4.88%, 11/14/48	63,000	73,385
Aetna, Inc.
2.80%, 6/15/23	2,000	2,006
Albemarle Corp.
4.15%, 12/1/24	5,000	5,168
5.45%, 12/1/44	71,000	82,798
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	13,000	13,409
Altria Group, Inc.
3.49%, 2/14/22	15,000	15,357
4.00%, 1/31/24	66,000	68,103
2.63%, 9/16/26	14,000	13,398
3.88%, 9/16/46	56,000	50,742
6.20%, 2/14/59	69,000	76,194
Amazon.com, Inc.
4.05%, 8/22/47(a)	35,000	45,806
American Express Co.
3.70%, 11/5/21	81,000	82,932
2.50%, 8/1/22	10,000	10,078
3.63%, 12/5/24	27,000	27,846
American Express Credit Corp.
2.25%, 5/5/21	140,000	140,410
American Honda Finance Corp.
2.30%, 9/9/26	57,000	54,587
3.50%, 2/15/28	54,000	53,576
American International Group, Inc.
4.80%, 7/10/45	27,000	28,657
American Water Capital Corp.
2.95%, 9/1/27	81,000	80,476
4.30%, 12/1/42	9,000	9,835
Amgen, Inc.
3.63%, 5/15/22	81,000	84,036
5.15%, 11/15/41	61,000	64,059
Amphenol Corp.
2.80%, 2/15/30	78,000	70,055
Analog Devices, Inc.
2.50%, 12/5/21	65,000	65,675
Anthem, Inc.
3.30%, 1/15/23	23,000	23,377
3.65%, 12/1/27	19,000	19,648
4.10%, 3/1/28(a)	48,000	51,471
4.63%, 5/15/42	115,000	126,818
4.65%, 1/15/43	40,000	44,556
4.55%, 3/1/48(a)	52,000	58,741
Appalachian Power Co.
7.00%, 4/1/38	11,000	14,958
Apple, Inc.
2.85%, 5/6/21	83,000	83,844
3.85%, 5/4/43	50,000	59,722
3.75%, 11/13/47(a)	56,000	67,453
Archer-Daniels-Midland Co.
3.75%, 9/15/47	4,000	4,511
AT&T, Inc.
3.00%, 2/15/22	9,000	9,084
3.60%, 7/15/25	99,000	105,084
4.35%, 3/1/29	85,000	91,906
4.50%, 5/15/35	89,000	95,213
5.45%, 3/1/47	65,000	78,246
4.50%, 3/9/48	111,000	120,790
4.55%, 3/9/49	200,000	216,012
5.30%, 8/15/58	145,000	171,353
Atmos Energy Corp.
4.13%, 10/15/44	23,000	25,074
AvalonBay Communities, Inc.
4.20%, 12/15/23	92,000	95,202
Avangrid, Inc.
3.80%, 6/1/29	123,000	126,054
Bank of America Corp.
2.63%, 4/19/21	47,000	47,269
4.13%, 1/22/24	62,000	65,642
4.20%, 8/26/24	58,000	61,801
4.45%, 3/3/26	47,000	50,727
3.25%, 10/21/27	45,000	46,198
4.18%, 11/25/27, Series L	75,000	77,682
5.00%, 1/21/44	53,000	67,592
Bank of New York Mellon Corp. (The)
2.50%, 4/15/21	83,000	82,977
Baxter International, Inc.
1.70%, 8/15/21	25,000	24,943
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	48,000	63,426
Berkshire Hathaway Finance Corp.
4.20%, 8/15/48	134,000	158,026
BGC Partners, Inc.
5.38%, 7/24/23	108,000	108,097
Biogen, Inc.
5.20%, 9/15/45	43,000	55,759
Block Financial LLC
5.50%, 11/1/22	46,000	46,309
Boardwalk Pipelines L.P.
5.95%, 6/1/26	116,000	94,349
Boeing Co. (The)
3.75%, 2/1/50	57,000	52,244
Booking Holdings, Inc.
3.55%, 3/15/28	27,000	25,910
Boston Scientific Corp.
4.00%, 3/1/29	64,000	67,922
BP Capital Markets America, Inc.
3.79%, 2/6/24	17,000	17,458
3.22%, 4/14/24	77,000	78,590
3.12%, 5/4/26	72,000	72,637
Brighthouse Financial, Inc.
3.70%, 6/22/27	74,000	64,315
Bristol-Myers Squibb Co.
4.35%, 11/15/47(b)	11,000	13,912
Broadcom Corp.
3.63%, 1/15/24	17,000	16,731
3.88%, 1/15/27	101,000	96,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2020

Investments	Principal Amount	Value
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	$80,000	$79,794
Burlington Northern Santa Fe LLC
3.85%, 9/1/23	73,000	77,933
5.05%, 3/1/41	25,000	30,172
5.40%, 6/1/41	63,000	79,680
4.15%, 4/1/45	9,000	10,337
CA, Inc.
3.60%, 8/15/22	88,000	82,603
Capital One Financial Corp.
4.75%, 7/15/21	124,000	127,698
3.20%, 2/5/25	63,000	61,895
3.75%, 7/28/26	132,000	123,543
3.80%, 1/31/28(a)	45,000	44,186
Cardinal Health, Inc.
2.62%, 6/15/22	130,000	130,801
3.75%, 9/15/25	78,000	79,900
3.41%, 6/15/27	21,000	21,355
4.37%, 6/15/47	7,000	7,104
Chevron Corp.
2.36%, 12/5/22	41,000	41,610
Chubb Corp. (The)
6.50%, 5/15/38, Series 1	56,000	83,336
Cigna Corp.
3.40%, 9/17/21	49,000	49,959
4.50%, 2/25/26(b)	54,000	58,335
4.38%, 10/15/28	27,000	29,047
4.80%, 7/15/46(b)	12,000	14,293
3.88%, 10/15/47(b)	68,000	68,472
Cimarex Energy Co.
4.38%, 6/1/24	98,000	77,369
Cisco Systems, Inc.
1.85%, 9/20/21	84,000	84,635
2.60%, 2/28/23	15,000	15,479
5.50%, 1/15/40	28,000	40,019
Citigroup, Inc.
2.70%, 3/30/21	171,000	171,770
5.50%, 9/13/25	134,000	146,978
4.30%, 11/20/26	90,000	94,369
4.45%, 9/29/27	134,000	140,211
5.88%, 1/30/42	58,000	73,846
CNA Financial Corp.
5.75%, 8/15/21	10,000	10,256
4.50%, 3/1/26	118,000	122,347
3.45%, 8/15/27	124,000	115,007
Comcast Corp.
3.00%, 2/1/24	35,000	36,804
3.38%, 2/15/25	9,000	9,604
3.15%, 2/15/28	4,000	4,191
4.25%, 1/15/33	103,000	120,578
4.60%, 10/15/38(a)	133,000	163,319
4.65%, 7/15/42	46,000	58,393
4.00%, 8/15/47	59,000	69,148
Commonwealth Edison Co.
3.65%, 6/15/46	31,000	32,951
Conagra Brands, Inc.
3.80%, 10/22/21	81,000	81,586
5.40%, 11/1/48	42,000	47,432
Connecticut Light & Power Co. (The)
4.30%, 4/15/44	69,000	79,168
Consolidated Edison Co. of New York, Inc.
4.50%, 5/15/58	52,000	57,924
Constellation Brands, Inc.
3.75%, 5/1/21	58,000	58,090
4.25%, 5/1/23	146,000	147,553
Corning, Inc.
5.75%, 8/15/40	103,000	120,447
4.38%, 11/15/57	88,000	91,268
CSX Corp.
3.80%, 3/1/28	50,000	54,236
6.00%, 10/1/36	7,000	8,494
4.25%, 11/1/66	30,000	30,008
CVS Health Corp.
4.88%, 7/20/35	60,000	68,691
5.05%, 3/25/48	36,000	41,292
Darden Restaurants, Inc.
3.85%, 5/1/27	132,000	120,757
Discover Financial Services
3.85%, 11/21/22	15,000	15,331
3.95%, 11/6/24	78,000	79,335
Dominion Energy South Carolina, Inc.
5.10%, 6/1/65	23,000	28,912
Dominion Energy, Inc.
4.90%, 8/1/41, Series C	68,000	71,146
DTE Energy Co.
3.50%, 6/1/24, Series C	80,000	82,415
Duke Energy Carolinas LLC
3.95%, 11/15/28	35,000	38,807
3.95%, 3/15/48	40,000	45,221
Duke Energy Corp.
2.40%, 8/15/22	32,000	31,990
Duke Energy Florida LLC
4.20%, 7/15/48	54,000	60,744
Duke Energy Florida Project Finance LLC
2.54%, 9/1/31, Series 2026	50,000	52,817
DuPont de Nemours, Inc.
4.21%, 11/15/23	80,000	84,389
5.42%, 11/15/48(a)	40,000	44,176
DXC Technology Co.
4.25%, 4/15/24(a)	133,000	137,618
Eastman Chemical Co.
3.60%, 8/15/22	10,000	10,121
eBay, Inc.
2.88%, 8/1/21(a)	30,000	29,750
3.80%, 3/9/22	187,000	189,784
4.00%, 7/15/42	12,000	11,315
Enable Midstream Partners L.P.
4.40%, 3/15/27	12,000	7,346
EPR Properties
3.75%, 8/15/29	53,000	39,717
Equitable Holdings, Inc.
4.35%, 4/20/28	75,000	73,062
Essential Utilities, Inc.
4.28%, 5/1/49	32,000	34,764
Essex Portfolio L.P.
3.50%, 4/1/25	65,000	65,336
3.00%, 1/15/30	82,000	77,836
Evergy, Inc.
2.90%, 9/15/29	30,000	28,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2020

Investments	Principal Amount	Value
Exelon Corp.
3.50%, 6/1/22	$241,000	$233,707
4.45%, 4/15/46(a)	40,000	40,223
Exelon Generation Co. LLC
5.60%, 6/15/42	34,000	32,850
Exxon Mobil Corp.
2.71%, 3/6/25	125,000	129,577
FedEx Corp.
4.00%, 1/15/24	30,000	31,363
4.10%, 4/15/43	81,000	71,090
4.55%, 4/1/46	51,000	48,740
Fifth Third Bancorp
2.60%, 6/15/22	15,000	14,838
3.95%, 3/14/28	27,000	28,426
8.25%, 3/1/38	50,000	66,130
Fiserv, Inc.
2.75%, 7/1/24	100,000	100,577
Florida Power & Light Co.
4.13%, 6/1/48	11,000	12,498
General Mills, Inc.
4.20%, 4/17/28(a)	18,000	19,858
Gilead Sciences, Inc.
4.40%, 12/1/21	18,000	18,604
4.60%, 9/1/35	51,000	63,376
4.80%, 4/1/44	16,000	20,620
4.15%, 3/1/47(a)	43,000	52,757
Hartford Financial Services Group, Inc. (The)
6.10%, 10/1/41	32,000	40,693
Healthcare Trust of America Holdings L.P.
3.75%, 7/1/27	122,000	112,755
Healthpeak Properties, Inc.
4.00%, 6/1/25	18,000	17,901
Hershey Co. (The)
3.10%, 5/15/21	82,000	81,898
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	127,000	129,591
Home Depot, Inc. (The)
2.13%, 9/15/26	23,000	23,239
4.50%, 12/6/48	56,000	69,899
Honeywell International, Inc.
5.70%, 3/15/37	4,000	4,864
HP, Inc.
4.30%, 6/1/21	12,000	12,506
4.38%, 9/15/21	80,000	81,426
6.00%, 9/15/41	25,000	27,035
Humana, Inc.
3.13%, 8/15/29	53,000	50,445
Hyatt Hotels Corp.
3.38%, 7/15/23	2,000	1,847
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	68,000	76,243
Intel Corp.
3.30%, 10/1/21	81,000	84,629
2.88%, 5/11/24	64,000	67,265
International Business Machines Corp.
3.50%, 5/15/29	100,000	108,741
4.00%, 6/20/42(a)	24,000	26,966
International Paper Co.
4.80%, 6/15/44	54,000	53,741
4.40%, 8/15/47	46,000	46,216
4.35%, 8/15/48	61,000	59,271
Interpublic Group of Cos., Inc. (The)
4.65%, 10/1/28(a)	73,000	74,629
JPMorgan Chase & Co.
2.55%, 3/1/21(a)	141,000	141,378
4.35%, 8/15/21	124,000	127,268
2.97%, 1/15/23	152,000	154,597
6.40%, 5/15/38	57,000	81,819
5.63%, 8/16/43	51,000	66,280
4.95%, 6/1/45	16,000	20,117
Kimco Realty Corp.
3.13%, 6/1/23	21,000	20,169
Kroger Co. (The)
3.70%, 8/1/27(a)	72,000	77,000
5.15%, 8/1/43	2,000	2,325
4.45%, 2/1/47	52,000	56,152
Laboratory Corp. of America Holdings
3.20%, 2/1/22	14,000	14,128
4.70%, 2/1/45	45,000	51,329
Lam Research Corp.
2.80%, 6/15/21	139,000	140,310
Las Vegas Sands Corp.
3.20%, 8/8/24	50,000	45,218
Lincoln National Corp.
3.80%, 3/1/28	73,000	72,790
Lockheed Martin Corp.
4.50%, 5/15/36	20,000	21,210
4.70%, 5/15/46	112,000	138,340
Lowe’s Cos., Inc.
3.12%, 4/15/22	18,000	17,877
4.38%, 9/15/45	116,000	119,971
4.05%, 5/3/47	44,000	43,777
4.55%, 4/5/49	54,000	58,494
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	9,000	6,485
Magellan Midstream Partners L.P.
5.15%, 10/15/43	9,000	8,796
4.20%, 10/3/47	70,000	61,901
Marathon Petroleum Corp.
4.75%, 12/15/23	14,000	13,281
3.63%, 9/15/24	33,000	29,310
6.50%, 3/1/41	112,000	104,191
Markel Corp.
5.00%, 4/5/46	28,000	31,237
Marriott International, Inc.
2.30%, 1/15/22	77,000	72,229
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	14,000	14,507
McDonald’s Corp.
2.63%, 1/15/22	4,000	4,035
3.50%, 3/1/27	2,000	2,085
3.63%, 9/1/49	64,000	65,446
McKesson Corp.
3.80%, 3/15/24	248,000	257,734
Medtronic, Inc.
3.15%, 3/15/22	140,000	145,288
Merck & Co., Inc.
3.60%, 9/15/42	71,000	79,631
MetLife, Inc.
6.40%, 12/15/66	132,000	138,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2020

Investments	Principal Amount	Value
Microsoft Corp.
4.10%, 2/6/37	$45,000	$54,412
5.30%, 2/8/41	93,000	136,376
4.25%, 2/6/47	57,000	73,768
MidAmerican Energy Co.
3.65%, 8/1/48	119,000	128,111
Molson Coors Beverage Co.
3.00%, 7/15/26	18,000	17,044
Morgan Stanley
2.63%, 11/17/21	129,000	129,585
4.88%, 11/1/22	148,000	155,516
3.88%, 4/29/24, Series F	33,000	34,735
3.70%, 10/23/24	98,000	102,957
4.30%, 1/27/45	66,000	76,757
Motorola Solutions, Inc.
4.60%, 5/23/29	76,000	76,820
MPLX L.P.
4.50%, 7/15/23	66,000	56,903
4.88%, 6/1/25	100,000	82,481
4.13%, 3/1/27(a)	37,000	31,601
5.50%, 2/15/49(a)	72,000	60,961
National Fuel Gas Co.
3.75%, 3/1/23	30,000	28,094
NBCUniversal Media LLC
5.95%, 4/1/41	59,000	81,228
Newmont Corp.
3.63%, 6/9/21	38,000	38,161
6.25%, 10/1/39	53,000	67,660
NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/21	83,000	82,990
NIKE, Inc.
3.38%, 11/1/46	39,000	40,619
Norfolk Southern Corp.
4.15%, 2/28/48	31,000	32,846
5.10%, 8/1/2118	12,000	13,587
Northrop Grumman Corp.
3.50%, 3/15/21	70,000	70,339
3.25%, 8/1/23	84,000	86,164
3.25%, 1/15/28	161,000	167,701
NVIDIA Corp.
2.20%, 9/16/21	24,000	24,197
NVR, Inc.
3.95%, 9/15/22	18,000	18,030
O’Reilly Automotive, Inc.
3.60%, 9/1/27	6,000	5,773
Occidental Petroleum Corp.
2.60%, 8/13/21	83,000	65,310
5.55%, 3/15/26	114,000	60,401
4.63%, 6/15/45	12,000	5,103
4.40%, 8/15/49(a)	103,000	44,639
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	22,000	21,911
4.50%, 4/1/27	34,000	33,666
4.75%, 1/15/28	5,000	5,356
Omnicom Group, Inc.
3.63%, 5/1/22	51,000	51,939
ONE Gas, Inc.
4.66%, 2/1/44	4,000	4,778
Oracle Corp.
4.30%, 7/8/34	31,000	35,889
3.85%, 7/15/36	40,000	42,208
5.38%, 7/15/40	119,000	159,594
Owens Corning
4.30%, 7/15/47	7,000	6,006
PacifiCorp
6.00%, 1/15/39	60,000	81,686
Parker-Hannifin Corp.
4.45%, 11/21/44	116,000	122,853
PepsiCo, Inc.
2.63%, 7/29/29	10,000	10,474
4.00%, 3/5/42	113,000	124,650
Pfizer, Inc.
3.60%, 9/15/28(a)	24,000	26,930
4.10%, 9/15/38	134,000	158,128
Philip Morris International, Inc.
2.88%, 5/1/24	70,000	71,440
2.75%, 2/25/26	40,000	39,931
3.13%, 8/17/27	20,000	20,951
4.38%, 11/15/41	117,000	125,300
Phillips 66
4.30%, 4/1/22	32,000	32,147
Phillips 66 Partners L.P.
3.55%, 10/1/26	97,000	87,730
Praxair, Inc.
4.05%, 3/15/21	126,000	128,148
Precision Castparts Corp.
3.90%, 1/15/43	45,000	49,183
Progress Energy, Inc.
6.00%, 12/1/39	62,000	75,485
Public Service Electric & Gas Co.
3.60%, 12/1/47	12,000	12,918
Realty Income Corp.
4.65%, 8/1/23	22,000	23,041
Reliance Steel & Aluminum Co.
4.50%, 4/15/23	31,000	30,730
Republic Services, Inc.
3.20%, 3/15/25	3,000	3,097
Reynolds American, Inc.
4.00%, 6/12/22	10,000	10,149
4.45%, 6/12/25	122,000	122,945
5.70%, 8/15/35	93,000	100,065
5.85%, 8/15/45	172,000	185,626
Rockwell Collins, Inc.
3.50%, 3/15/27	8,000	8,287
Roper Technologies, Inc.
4.20%, 9/15/28	129,000	139,048
Santander Holdings USA, Inc.
3.70%, 3/28/22	73,000	72,336
4.40%, 7/13/27	77,000	74,615
Sherwin-Williams Co. (The)
4.50%, 6/1/47	7,000	7,526
3.80%, 8/15/49(a)	28,000	27,328
Southern California Edison Co.
4.00%, 4/1/47	16,000	16,748
Southern Co. (The)
4.25%, 7/1/36	21,000	20,530
4.40%, 7/1/46	85,000	88,809
Stanley Black & Decker, Inc.
3.40%, 12/1/21	82,000	81,593
Starbucks Corp.
3.80%, 8/15/25	102,000	108,370
4.00%, 11/15/28	12,000	12,464
4.50%, 11/15/48	40,000	45,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2020

Investments	Principal Amount	Value
State Street Corp.
3.10%, 5/15/23	$135,000	$138,469
3.30%, 12/16/24	36,000	37,292
2.65%, 5/19/26	50,000	50,862
Synchrony Financial
3.75%, 8/15/21	14,000	14,037
2.85%, 7/25/22	12,000	11,409
4.38%, 3/19/24	110,000	108,404
3.95%, 12/1/27	40,000	35,623
Textron, Inc.
4.30%, 3/1/24	43,000	43,833
Thermo Fisher Scientific, Inc.
3.00%, 4/15/23	86,000	88,327
Travelers Cos., Inc. (The)
6.75%, 6/20/36	19,000	26,762
Truist Financial Corp.
2.05%, 5/10/21	65,000	64,926
2.75%, 4/1/22	82,000	82,603
4.00%, 5/1/25	125,000	131,888
TWDC Enterprises 18 Corp.
3.00%, 2/13/26	100,000	104,100
Tyson Foods, Inc.
3.95%, 8/15/24	89,000	90,280
4.88%, 8/15/34	12,000	14,667
U.S. Bancorp
3.00%, 7/30/29	50,000	49,807
Union Pacific Corp.
3.75%, 3/15/24	10,000	10,604
3.95%, 9/10/28(a)	35,000	37,618
4.00%, 4/15/47	100,000	107,534
4.30%, 3/1/49	60,000	68,381
United Parcel Service, Inc.
6.20%, 1/15/38	116,000	151,389
United Technologies Corp.
4.50%, 6/1/42	35,000	40,609
4.63%, 11/16/48(a)	35,000	41,535
UnitedHealth Group, Inc.
3.15%, 6/15/21	75,000	76,071
3.75%, 7/15/25	118,000	127,764
3.38%, 4/15/27	25,000	26,794
3.50%, 8/15/39	67,000	72,610
4.25%, 6/15/48	38,000	44,994
Unum Group
5.75%, 8/15/42	19,000	18,559
Valero Energy Corp.
3.40%, 9/15/26	14,000	12,588
6.63%, 6/15/37	105,000	110,374
Verizon Communications, Inc.
3.45%, 3/15/21	45,000	45,608
5.15%, 9/15/23	66,000	73,436
3.50%, 11/1/24	38,000	40,501
4.02%, 12/3/29	27,000	30,505
4.40%, 11/1/34	109,000	127,631
4.81%, 3/15/39	69,000	85,219
3.85%, 11/1/42	59,000	66,283
5.01%, 4/15/49	64,000	86,377
ViacomCBS, Inc.
3.38%, 3/1/22	5,000	4,981
3.38%, 2/15/28	81,000	75,532
7.88%, 7/30/30	58,000	69,984
6.88%, 4/30/36	50,000	56,490
4.60%, 1/15/45	11,000	9,373
Virginia Electric & Power Co.
3.80%, 4/1/28, Series A(a)	50,000	53,050
4.00%, 1/15/43	100,000	106,453
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44(a)	102,000	101,684
Walmart, Inc.
3.95%, 6/28/38	42,000	50,034
4.05%, 6/29/48	49,000	61,410
Walt Disney Co. (The)
5.40%, 10/1/43	26,000	34,817
Waste Management, Inc.
3.45%, 6/15/29	146,000	150,040
3.90%, 3/1/35	2,000	2,208
Wells Fargo & Co.
4.60%, 4/1/21	126,000	128,779
3.45%, 2/13/23, Series M	44,000	45,210
4.13%, 8/15/23	54,000	55,663
3.55%, 9/29/25	84,000	88,462
4.30%, 7/22/27	45,000	48,039
5.38%, 11/2/43	64,000	75,291
5.61%, 1/15/44	56,000	67,276
4.75%, 12/7/46	60,000	66,575
WestRock RKT LLC
4.00%, 3/1/23	35,000	33,768
Weyerhaeuser Co.
7.38%, 3/15/32	97,000	114,531
WRKCo, Inc.
3.75%, 3/15/25	124,000	124,871
Wyeth LLC
6.50%, 2/1/34	105,000	151,871
5.95%, 4/1/37	60,000	85,279
Xilinx, Inc.
3.00%, 3/15/21	10,000	10,000
Xylem, Inc.
4.38%, 11/1/46	20,000	21,500

TOTAL U.S. CORPORATE BONDS (Cost: $25,109,455)		24,169,257

FOREIGN CORPORATE BONDS - 1.3%

Canada - 0.1%
Barrick North America Finance LLC
5.75%, 5/1/43	16,000	20,579

Switzerland - 0.0%
Novartis Capital Corp.
2.40%, 5/17/22	12,000	12,307

United Kingdom - 1.2%
BAT Capital Corp.
4.76%, 9/6/49	54,000	51,219
Diageo Investment Corp.
4.25%, 5/11/42(a)	12,000	12,902
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	12,000	13,508
6.38%, 5/15/38	43,000	63,800
Mead Johnson Nutrition Co.
4.60%, 6/1/44	68,000	81,053
RELX Capital, Inc.
4.00%, 3/18/29	75,000	77,578

Total United Kingdom		300,060

TOTAL FOREIGN CORPORATE BONDS (Cost: $347,536)		332,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

March 31, 2020

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 0.1%

U.S. Treasury Notes - 0.1%
U.S. Treasury Note
2.25%, 2/15/27	$10,000	$11,154
2.38%, 11/15/49	14,000	17,453

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $24,997)		28,607

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.8%

United States - 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(c) (Cost: $943,398)	943,398	943,398

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $26,425,386)		25,474,208

Other Assets less Liabilities - (1.8)%		(458,142)

NET ASSETS - 100.0%		$25,016,066

(a)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,165,561 and the total market value of the collateral held by the Fund was $1,206,033. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $262,635.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 95.3%

United States - 95.3%
Acadia Healthcare Co., Inc.
5.63%, 2/15/23	$150,000	$142,297
ADT Security Corp. (The)
6.25%, 10/15/21	168,000	165,137
4.13%, 6/15/23	75,000	73,781
4.88%, 7/15/32(a)(b)	251,000	215,176
AECOM
5.88%, 10/15/24	30,000	29,513
5.13%, 3/15/27	276,000	250,758
AES Corp.
5.50%, 4/15/25(b)	50,000	49,374
6.00%, 5/15/26	33,000	32,688
Allison Transmission, Inc.
5.88%, 6/1/29(a)	50,000	47,348
AMC Networks, Inc.
5.00%, 4/1/24	50,000	48,250
4.75%, 8/1/25(b)	350,000	342,564
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(b)	240,000	199,800
AmeriGas Partners L.P.
5.50%, 5/20/25	50,000	46,374
5.75%, 5/20/27	241,000	225,839
Amkor Technology, Inc.
6.63%, 9/15/27(a)	254,000	240,170
Aramark Services, Inc.
4.75%, 6/1/26(b)	172,000	163,274
Arconic, Inc.
5.13%, 10/1/24	100,000	98,946
Ashland LLC
4.75%, 8/15/22	17,000	16,873
B&G Foods, Inc.
5.25%, 4/1/25	283,000	277,882
5.25%, 9/15/27(b)	250,000	244,687
Ball Corp.
5.25%, 7/1/25	121,000	132,320
Bausch Health Americas, Inc.
9.25%, 4/1/26(a)(b)	261,000	277,273
Beacon Roofing Supply, Inc.
4.88%, 11/1/25(a)	288,000	261,721
Berry Global, Inc.
5.13%, 7/15/23	100,000	100,967
4.50%, 2/15/26(a)(b)	200,000	194,110
Boyd Gaming Corp.
6.38%, 4/1/26	50,000	43,528
Cablevision Systems Corp.
5.88%, 9/15/22	39,000	39,598
CBL & Associates L.P.
5.95%, 12/15/26	165,000	31,675
CCO Holdings LLC
5.13%, 5/1/23(a)	34,000	34,553
5.38%, 5/1/25(a)(b)	50,000	51,573
5.13%, 5/1/27(a)	248,000	250,021
5.00%, 2/1/28(a)	130,000	131,046
5.38%, 6/1/29(a)	100,000	103,315
4.75%, 3/1/30(a)	266,000	266,146
CDK Global, Inc.
5.00%, 10/15/24	37,000	37,273
4.88%, 6/1/27	150,000	154,795
CDW LLC
5.00%, 9/1/25(b)	30,000	31,097
Centene Corp.
4.75%, 5/15/22	126,000	127,303
5.25%, 4/1/25(a)	50,000	50,812
5.38%, 6/1/26(a)	227,000	235,095
5.38%, 8/15/26(a)	127,000	130,969
CenturyLink, Inc.
5.80%, 3/15/22, Series T	171,000	174,052
6.75%, 12/1/23, Series W	36,000	38,486
7.50%, 4/1/24, Series Y	208,000	229,061
5.63%, 4/1/25(b)	50,000	50,562
Chemours Co. (The)
6.63%, 5/15/23(b)	299,000	256,020
7.00%, 5/15/25(b)	135,000	113,232
5.38%, 5/15/27	29,000	22,400
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24(a)	175,000	151,157
Clearway Energy Operating LLC
5.75%, 10/15/25	15,000	14,944
Cleveland-Cliffs, Inc.
5.75%, 3/1/25(b)	234,000	182,520
5.88%, 6/1/27(a)	329,000	200,871
Cloud Crane LLC
10.13%, 8/1/24(a)(b)	159,000	126,207
CommScope Technologies LLC
6.00%, 6/15/25(a)	199,000	183,617
5.00%, 3/15/27(a)(b)	146,000	127,761
CommScope, Inc.
5.50%, 6/15/24(a)	142,000	132,198
8.25%, 3/1/27(a)	127,000	123,120
Community Health Systems, Inc.
6.25%, 3/31/23	443,000	423,896
8.00%, 3/15/26(a)(b)	128,000	122,320
Cornerstone Building Brands, Inc.
8.00%, 4/15/26(a)(b)	100,000	86,757
Coty, Inc.
6.50%, 4/15/26(a)(b)	86,000	76,761
Crestwood Midstream Partners L.P.
5.75%, 4/1/25(b)	140,000	83,324
Crown Americas LLC
4.75%, 2/1/26	50,000	51,662
CSC Holdings LLC
5.25%, 6/1/24	198,000	199,732
5.50%, 4/15/27(a)	200,000	208,090
5.38%, 2/1/28(a)	200,000	205,393
6.50%, 2/1/29(a)	200,000	216,823
Cumulus Media New Holdings, Inc.
6.75%, 7/1/26(a)	100,000	90,062
DaVita, Inc.
5.13%, 7/15/24(b)	123,000	123,400
5.00%, 5/1/25(b)	236,000	237,167
DCP Midstream Operating L.P.
5.38%, 7/15/25	125,000	86,284

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2020

Investments	Principal Amount	Value
Dell International LLC
7.13%, 6/15/24(a)	$50,000	$51,812
Denbury Resources, Inc.
9.00%, 5/15/21(a)	211,000	63,142
Diamond Offshore Drilling, Inc.
7.88%, 8/15/25	108,000	32,670
4.88%, 11/1/43	50,000	7,265
Diamond Resorts International, Inc.
10.75%, 9/1/24(a)(b)	86,000	53,212
Diamond Sports Group LLC
5.38%, 8/15/26(a)	275,000	224,989
6.63%, 8/15/27(a)	251,000	169,249
DISH DBS Corp.
5.13%, 5/1/20	50,000	49,790
6.75%, 6/1/21	126,000	128,452
5.00%, 3/15/23	76,000	73,285
5.88%, 11/15/24	153,000	149,750
7.75%, 7/1/26(b)	281,000	290,287
DPL, Inc.
7.25%, 10/15/21	24,000	23,849
Eldorado Resorts, Inc.
6.00%, 4/1/25	175,000	158,595
Encompass Health Corp.
5.75%, 11/1/24	155,000	156,698
Energizer Holdings, Inc.
5.50%, 6/15/25(a)	50,000	48,813
7.75%, 1/15/27(a)(b)	200,000	207,850
EnLink Midstream LLC
5.38%, 6/1/29	276,000	145,443
EnLink Midstream Partners L.P.
4.85%, 7/15/26	278,000	138,630
Equinix, Inc.
5.88%, 1/15/26	50,000	51,296
ESH Hospitality, Inc.
5.25%, 5/1/25(a)(b)	50,000	42,313
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/25(a)	50,000	49,764
Freeport-McMoRan, Inc.
3.88%, 3/15/23	276,000	262,546
4.55%, 11/14/24(b)	106,000	100,515
5.40%, 11/14/34(b)	50,000	46,598
5.45%, 3/15/43	300,000	270,840
Frontier Communications Corp.
8.50%, 4/1/26(a)	130,000	119,996
Gartner, Inc.
5.13%, 4/1/25(a)	50,000	49,188
GLP Capital L.P.
5.38%, 4/15/26	50,000	44,598
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/26(b)	300,000	278,415
4.88%, 3/15/27	50,000	46,153
Gray Television, Inc.
5.13%, 10/15/24(a)(b)	166,000	163,303
5.88%, 7/15/26(a)(b)	125,000	121,044
7.00%, 5/15/27(a)	116,000	116,064
Griffon Corp.
5.25%, 3/1/22	15,000	14,062
GrubHub Holdings, Inc.
5.50%, 7/1/27(a)	80,000	71,244
GTT Communications, Inc.
7.88%, 12/31/24(a)(b)	218,000	142,245
Hanesbrands, Inc.
4.88%, 5/15/26(a)(b)	300,000	295,698
HCA, Inc.
4.75%, 5/1/23	147,000	150,794
5.00%, 3/15/24	33,000	34,223
5.25%, 6/15/26	50,000	52,555
5.63%, 9/1/28	385,000	405,116
5.88%, 2/1/29(b)	261,000	276,986
Hilton Worldwide Finance LLC
4.63%, 4/1/25	40,000	37,550
4.88%, 4/1/27(b)	50,000	47,778
Hologic, Inc.
4.38%, 10/15/25(a)	104,000	103,641
Hughes Satellite Systems Corp.
5.25%, 8/1/26	195,000	194,716
6.63%, 8/1/26(b)	155,000	158,326
Iron Mountain, Inc.
5.75%, 8/15/24	125,000	125,309
4.88%, 9/15/27(a)(b)	50,000	48,848
5.25%, 3/15/28(a)	100,000	99,335
4.88%, 9/15/29(a)(b)	252,000	238,480
j2 Cloud Services LLC
6.00%, 7/15/25(a)	150,000	149,812
JBS USA LUX S.A.
5.75%, 6/15/25(a)	100,000	101,874
6.75%, 2/15/28(a)	121,000	129,839
Kennedy-Wilson, Inc.
5.88%, 4/1/24	140,000	126,304
KFC Holding Co.
4.75%, 6/1/27(a)(b)	179,000	169,507
Koppers, Inc.
6.00%, 2/15/25(a)	50,000	40,374
L Brands, Inc.
6.88%, 11/1/35	219,000	163,226
6.75%, 7/1/36	156,000	113,537
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	50,000	45,124
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(a)	5,000	4,956
4.88%, 11/1/26(a)	127,000	129,912
Lennar Corp.
4.75%, 11/29/27	236,000	236,720
Level 3 Financing, Inc.
5.38%, 1/15/24	124,000	125,084
5.38%, 5/1/25	50,000	50,063
Lions Gate Capital Holdings LLC
6.38%, 2/1/24(a)	128,000	113,596
5.88%, 11/1/24(a)(b)	74,000	63,917
LPL Holdings, Inc.
5.75%, 9/15/25(a)	50,000	48,374
Mattel, Inc.
6.75%, 12/31/25(a)(b)	294,000	300,808
MDC Partners, Inc.
6.50%, 5/1/24(a)	224,000	169,680
MEDNAX, Inc.
5.25%, 12/1/23(a)(b)	411,000	337,536
6.25%, 1/15/27(a)	141,000	114,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2020

Investments	Principal Amount	Value
Meredith Corp.
6.88%, 2/1/26(b)	$176,000	$155,631
MGM Growth Properties Operating Partnership L.P.
4.50%, 9/1/26	128,000	107,132
MGM Resorts International
4.63%, 9/1/26(b)	176,000	150,879
5.50%, 4/15/27(b)	151,000	138,248
Michaels Stores, Inc.
8.00%, 7/15/27(a)(b)	119,000	88,720
MPT Operating Partnership L.P.
5.25%, 8/1/26	40,000	39,521
5.00%, 10/15/27	125,000	122,197
4.63%, 8/1/29	244,000	228,292
MSCI, Inc.
5.38%, 5/15/27(a)	50,000	51,098
Navient Corp.
6.63%, 7/26/21	42,000	43,334
6.13%, 3/25/24(b)	197,000	183,697
5.88%, 10/25/24	36,000	33,389
6.75%, 6/25/25(b)	174,000	161,385
6.75%, 6/15/26(b)	187,000	173,078
NCR Corp.
5.00%, 7/15/22	175,000	165,156
Newell Brands, Inc.
4.20%, 4/1/26	247,000	243,076
5.75%, 4/1/46	200,000	203,401
Nexstar Broadcasting, Inc.
5.63%, 8/1/24(a)(b)	221,000	209,396
NextEra Energy Operating Partners L.P.
4.25%, 9/15/24(a)	181,000	177,607
Nielsen Finance LLC
5.00%, 4/15/22(a)	290,000	268,876
NortonLifeLock, Inc.
5.00%, 4/15/25(a)	177,000	178,854
Novelis Corp.
5.88%, 9/30/26(a)	248,000	245,106
NRG Energy, Inc.
7.25%, 5/15/26	75,000	78,979
5.75%, 1/15/28(b)	60,000	61,533
Nuance Communications, Inc.
5.63%, 12/15/26(b)	50,000	49,007
NuStar Logistics L.P.
5.63%, 4/28/27	123,000	95,245
Olin Corp.
5.13%, 9/15/27(b)	109,000	97,224
Outfront Media Capital LLC
4.63%, 3/15/30(a)	150,000	134,332
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)(b)	50,000	49,313
Par Pharmaceutical, Inc.
7.50%, 4/1/27(a)	348,000	348,896
Party City Holdings, Inc.
6.63%, 8/1/26(a)	160,000	16,800
PBF Holding Co. LLC
7.25%, 6/15/25	100,000	67,655
PBF Logistics L.P.
6.88%, 5/15/23	175,000	109,807
Peabody Energy Corp.
6.00%, 3/31/22(a)(b)	166,000	114,125
6.38%, 3/31/25(a)	100,000	52,750
Penske Automotive Group, Inc.
5.50%, 5/15/26	173,000	158,771
Pilgrim’s Pride Corp.
5.75%, 3/15/25(a)	173,000	175,380
5.88%, 9/30/27(a)	223,000	223,435
Pitney Bowes, Inc.
4.13%, 10/1/21	46,000	44,011
4.63%, 3/15/24(b)	181,000	133,027
Post Holdings, Inc.
5.00%, 8/15/26(a)	41,000	42,423
5.75%, 3/1/27(a)	222,000	229,032
5.63%, 1/15/28(a)(b)	168,000	171,452
5.50%, 12/15/29(a)(b)	24,000	25,028
PQ Corp.
6.75%, 11/15/22(a)(b)	128,000	129,603
Prime Security Services Borrower LLC
5.75%, 4/15/26(a)	157,000	154,743
PulteGroup, Inc.
5.50%, 3/1/26	168,000	166,393
5.00%, 1/15/27	193,000	193,920
RBS Global, Inc.
4.88%, 12/15/25(a)	50,000	47,124
Realogy Group LLC
5.25%, 12/1/21(a)	134,000	124,854
4.88%, 6/1/23(a)(b)	164,000	138,990
SBA Communications Corp.
4.88%, 9/1/24	156,000	158,925
Scientific Games International, Inc.
5.00%, 10/15/25(a)	232,000	203,580
8.25%, 3/15/26(a)	127,000	82,008
7.25%, 11/15/29(a)	23,000	14,503
Service Corp. International
4.63%, 12/15/27	50,000	50,348
ServiceMaster Co. LLC (The)
5.13%, 11/15/24(a)	128,000	127,201
SESI LLC
7.75%, 9/15/24	90,000	23,063
Signature Aviation U.S. Holdings, Inc.
5.38%, 5/1/26(a)	50,000	48,723
Sinclair Television Group, Inc.
5.63%, 8/1/24(a)	71,000	65,853
Sirius XM Radio, Inc.
5.38%, 7/15/26(a)	50,000	51,374
5.50%, 7/1/29(a)	300,000	307,665
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)(b)	294,000	251,004
Spectrum Brands, Inc.
5.75%, 7/15/25	50,000	47,124
Springleaf Finance Corp.
7.75%, 10/1/21	79,000	79,826
5.63%, 3/15/23	137,000	133,232
6.88%, 3/15/25	171,000	173,495
7.13%, 3/15/26	143,000	142,374
5.38%, 11/15/29	224,000	206,203

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2020

Investments	Principal Amount	Value
Suburban Propane Partners L.P.
5.50%, 6/1/24	$50,000	$47,374
SunCoke Energy Partners L.P.
7.50%, 6/15/25(a)(b)	130,000	94,571
Sunoco L.P.
4.88%, 1/15/23(b)	115,000	110,831
T-Mobile USA, Inc.
6.00%, 3/1/23	212,000	214,494
6.50%, 1/15/24(b)	100,000	102,247
6.00%, 4/15/24	35,000	35,944
5.13%, 4/15/25	50,000	51,497
4.75%, 2/1/28	128,000	134,061
Tallgrass Energy Partners L.P.
5.50%, 9/15/24(a)	35,000	19,511
5.50%, 1/15/28(a)	200,000	105,393
TEGNA, Inc.
5.00%, 9/15/29(a)	251,000	227,544
Teleflex, Inc.
4.63%, 11/15/27	75,000	75,334
Tenet Healthcare Corp.
6.75%, 6/15/23	300,000	278,626
4.63%, 7/15/24	123,000	118,080
5.13%, 5/1/25(b)	177,000	170,362
Tenneco, Inc.
5.00%, 7/15/26(b)	278,000	176,551
TerraForm Power Operating LLC
5.00%, 1/31/28(a)	236,000	248,591
TransDigm, Inc.
6.50%, 7/15/24	176,000	166,909
6.50%, 5/15/25	10,000	9,462
6.25%, 3/15/26(a)	119,000	119,223
6.38%, 6/15/26	75,000	72,229
5.50%, 11/15/27(a)	238,000	214,926
Transocean, Inc.
7.50%, 1/15/26(a)	181,000	86,331
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)	69,000	68,913
Tronox, Inc.
6.50%, 4/15/26(a)(b)	302,000	274,088
Tutor Perini Corp.
6.88%, 5/1/25(a)	129,000	108,037
U.S. Concrete, Inc.
6.38%, 6/1/24	50,000	45,438
Under Armour, Inc.
3.25%, 6/15/26	263,000	223,488
United Rentals North America, Inc.
4.63%, 10/15/25	168,000	162,331
5.88%, 9/15/26	208,000	212,238
5.50%, 5/15/27	127,000	129,137
4.88%, 1/15/28	234,000	228,279
United States Steel Corp.
6.88%, 8/15/25(b)	232,000	163,225
6.25%, 3/15/26(b)	162,000	102,959
Uniti Group L.P.
6.00%, 4/15/23(a)	244,000	223,870
Vector Group Ltd.
6.13%, 2/1/25(a)	309,000	283,498
VeriSign, Inc.
5.25%, 4/1/25	156,000	161,656
4.75%, 7/15/27	181,000	188,593
Vistra Operations Co. LLC
5.50%, 9/1/26(a)	300,000	311,090
5.63%, 2/15/27(a)(b)	200,000	207,360
W&T Offshore, Inc.
9.75%, 11/1/23(a)	51,000	11,856
Washington Prime Group L.P.
6.45%, 8/15/24(b)	25,000	14,844
WESCO Distribution, Inc.
5.38%, 12/15/21	182,000	172,074
Western Digital Corp.
4.75%, 2/15/26(b)	463,000	471,681
Xerox Corp.
4.13%, 3/15/23	50,000	50,074
XPO Logistics, Inc.
6.13%, 9/1/23(a)	173,000	170,406
Yum! Brands, Inc.
4.75%, 1/15/30(a)	125,000	118,194

TOTAL U.S. CORPORATE BONDS (Cost: $38,770,125)		35,053,430

FOREIGN CORPORATE BONDS - 0.9%

Canada - 0.3%
Cott Holdings, Inc.
5.50%, 4/1/25(a)	127,000	123,984

United Kingdom - 0.6%
Avon International Operations, Inc.
7.88%, 8/15/22(a)	221,000	199,137

TOTAL FOREIGN CORPORATE BONDS (Cost: $359,250)		323,121

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 24.2%

United States - 24.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(c) (Cost: $8,910,275)	8,910,275	8,910,275

TOTAL INVESTMENTS IN SECURITIES - 120.4% (Cost: $48,039,650)		44,286,826
Other Assets less Liabilities - (20.4)%		(7,506,120)

NET ASSETS - 100.0%		$36,780,706

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,008,419 and the total market value of the collateral held by the Fund was $9,280,918. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $370,643.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 92.1%

United States - 92.1%
3M Co.
1.63%, 9/19/21	$27,000	$27,027
2.00%, 6/26/22	37,000	37,124
AbbVie, Inc.
2.90%, 11/6/22	34,000	34,418
2.85%, 5/14/23	139,000	141,238
Aetna, Inc.
2.80%, 6/15/23	15,000	15,044
Agilent Technologies, Inc.
3.88%, 7/15/23	87,000	89,904
Alexandria Real Estate Equities, Inc.
4.00%, 1/15/24	33,000	33,774
Ally Financial, Inc.
3.88%, 5/21/24	46,000	41,688
Altria Group, Inc.
2.85%, 8/9/22	97,000	97,605
2.95%, 5/2/23	46,000	46,589
4.00%, 1/31/24	28,000	28,892
Amazon.com, Inc.
2.40%, 2/22/23	31,000	32,286
American Campus Communities Operating Partnership L.P.
3.75%, 4/15/23	42,000	42,403
American Electric Power Co., Inc.
2.15%, 11/13/20	7,000	6,949
3.65%, 12/1/21, Series I	40,000	40,525
American Express Co.
2.50%, 8/1/22	39,000	39,304
2.65%, 12/2/22	41,000	41,479
3.40%, 2/22/24	72,000	75,220
American Express Credit Corp.
2.25%, 5/5/21	46,000	46,135
American Honda Finance Corp.
1.70%, 9/9/21(a)	37,000	36,421
3.38%, 12/10/21	46,000	46,334
Ameriprise Financial, Inc.
4.00%, 10/15/23	43,000	45,588
AmerisourceBergen Corp.
3.50%, 11/15/21	48,000	48,394
Amgen, Inc.
3.88%, 11/15/21	38,943	39,043
3.63%, 5/22/24	64,000	67,200
Amphenol Corp.
3.20%, 4/1/24	25,000	25,343
Analog Devices, Inc.
2.50%, 12/5/21	39,000	39,405
Anthem, Inc.
3.13%, 5/15/22	46,000	46,837
3.50%, 8/15/24	28,000	28,779
Apple, Inc.
2.25%, 2/23/21	84,000	84,870
2.85%, 5/6/21	132,000	133,342
2.15%, 2/9/22	35,000	35,831
2.30%, 5/11/22(a)	31,000	31,802
AT&T, Inc.
4.60%, 2/15/21(a)	50,000	50,902
3.00%, 2/15/22(a)	101,000	101,942
3.80%, 3/15/22(a)	47,000	47,528
3.40%, 6/15/22	51,000	51,878
3.60%, 2/17/23	29,000	29,833
AutoZone, Inc.
3.70%, 4/15/22	26,000	26,685
Avnet, Inc.
4.88%, 12/1/22	51,000	53,188
Bank of America Corp.
5.00%, 5/13/21	70,000	71,947
5.70%, 1/24/22	87,000	91,008
3.30%, 1/11/23	80,000	82,993
4.13%, 1/22/24	19,000	20,116
4.20%, 8/26/24	77,000	82,047
4.00%, 1/22/25	15,000	15,813
Bank of New York Mellon Corp. (The)
2.50%, 4/15/21	56,000	55,984
2.05%, 5/3/21	114,000	114,563
Baxter International, Inc.
1.70%, 8/15/21	22,000	21,950
BBVA USA
2.50%, 8/27/24	27,000	26,374
Berkshire Hathaway Finance Corp.
4.25%, 1/15/21	46,000	47,004
Biogen, Inc.
3.63%, 9/15/22	35,000	35,994
BlackRock, Inc.
4.25%, 5/24/21	32,000	32,756
3.50%, 3/18/24	35,000	37,709
Block Financial LLC
5.50%, 11/1/22	33,000	33,222
Boardwalk Pipelines L.P.
4.95%, 12/15/24	27,000	21,432
Boeing Co. (The)
2.30%, 8/1/21	35,000	33,892
2.70%, 5/1/22	43,000	40,728
Boston Scientific Corp.
3.38%, 5/15/22	41,000	42,309
3.45%, 3/1/24	12,000	12,332
BP Capital Markets America, Inc.
2.75%, 5/10/23	95,000	95,084
3.79%, 2/6/24	21,000	21,566
Bristol-Myers Squibb Co.
2.88%, 8/15/20(b)	52,000	52,186
3.25%, 2/20/23(b)	13,000	13,669
Broadcom Corp.
2.20%, 1/15/21	54,000	53,314
3.00%, 1/15/22	43,000	42,554
2.65%, 1/15/23	36,000	35,164
3.63%, 1/15/24	65,000	63,971
Burlington Northern Santa Fe LLC
3.45%, 9/15/21(a)	126,000	128,112
3.00%, 3/15/23	11,000	11,284
Capital One Financial Corp.
4.75%, 7/15/21	59,000	60,760
3.90%, 1/29/24	73,000	73,278
Cardinal Health, Inc.
3.20%, 3/15/23	12,000	12,086
Caterpillar Financial Services Corp.
2.65%, 5/17/21, Series I	20,000	20,195
2.95%, 2/26/22	32,000	32,609
Celanese U.S. Holdings LLC
5.88%, 6/15/21	122,000	120,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2020

Investments	Principal Amount	Value
3.50%, 5/8/24	$20,000	$18,970
CenterPoint Energy, Inc.
3.85%, 2/1/24	12,000	12,133
Charles Schwab Corp. (The)
3.25%, 5/21/21	45,000	45,351
Cigna Corp.
3.40%, 9/17/21	35,000	35,685
Cimarex Energy Co.
4.38%, 6/1/24	39,000	30,789
Cisco Systems, Inc.
2.60%, 2/28/23	17,000	17,543
Citigroup, Inc.
2.70%, 3/30/21	50,000	50,225
2.90%, 12/8/21	50,000	50,424
2.75%, 4/25/22	34,000	34,210
3.75%, 6/16/24	62,000	62,897
4.00%, 8/5/24	35,000	35,778
Citizens Financial Group, Inc.
2.38%, 7/28/21	23,000	22,921
CME Group, Inc.
3.00%, 9/15/22	22,000	22,357
Coca-Cola Co. (The)
1.88%, 10/27/20	51,000	51,031
2.50%, 4/1/23(a)	17,000	17,763
3.20%, 11/1/23(a)	24,000	26,743
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	14,000	16,544
Comcast Corp.
2.75%, 3/1/23	69,000	71,191
3.60%, 3/1/24	25,000	26,760
Conagra Brands, Inc.
3.20%, 1/25/23	14,000	13,838
Connecticut Light & Power Co. (The)
2.50%, 1/15/23	56,000	57,926
Consolidated Edison, Inc.
2.00%, 5/15/21	75,000	74,125
Constellation Brands, Inc.
2.70%, 5/9/22	35,000	34,056
3.20%, 2/15/23	57,000	56,598
4.25%, 5/1/23	28,000	28,298
Corning, Inc.
2.90%, 5/15/22	37,000	37,151
CSX Corp.
3.70%, 11/1/23	45,000	47,425
CVS Health Corp.
3.50%, 7/20/22	25,000	25,679
2.75%, 12/1/22	25,000	25,207
3.70%, 3/9/23	91,000	94,634
2.63%, 8/15/24(a)	79,000	80,281
Discover Financial Services
3.85%, 11/21/22	17,000	17,375
Dominion Energy, Inc.
2.75%, 9/15/22, Series B	58,000	57,757
DTE Energy Co.
3.70%, 8/1/23, Series D(a)	53,000	53,513
2.53%, 10/1/24, Series C	26,000	25,301
Duke Energy Corp.
3.55%, 9/15/21	10,000	10,124
2.40%, 8/15/22	32,000	31,990
3.95%, 10/15/23	31,000	32,355
DuPont de Nemours, Inc.
4.21%, 11/15/23	17,000	17,933
Eastman Chemical Co.
3.60%, 8/15/22	10,000	10,121
Eaton Corp.
2.75%, 11/2/22	39,000	39,018
eBay, Inc.
3.80%, 3/9/22	77,000	78,146
2.60%, 7/15/22	22,000	22,073
2.75%, 1/30/23	36,000	35,366
Ecolab, Inc.
3.25%, 1/14/23	32,000	31,986
EOG Resources, Inc.
2.63%, 3/15/23	45,000	43,792
Equifax, Inc.
3.95%, 6/15/23	8,000	8,087
Evergy, Inc.
2.45%, 9/15/24	36,000	35,382
Eversource Energy
2.75%, 3/15/22, Series K	141,000	143,147
Exelon Corp.
3.50%, 6/1/22	44,000	42,668
Express Scripts Holding Co.
2.60%, 11/30/20	90,000	89,884
Exxon Mobil Corp.
2.22%, 3/1/21	155,000	156,053
2.73%, 3/1/23	25,000	25,805
Fifth Third Bancorp
2.60%, 6/15/22	36,000	35,612
Fifth Third Bank
3.35%, 7/26/21(a)	75,000	76,049
First Horizon National Corp.
3.50%, 12/15/20	45,000	44,571
Fiserv, Inc.
2.75%, 7/1/24	32,000	32,185
FLIR Systems, Inc.
3.13%, 6/15/21	90,000	90,134
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	51,000	52,542
General Dynamics Corp.
2.25%, 11/15/22	19,000	19,136
3.38%, 5/15/23	39,000	40,052
General Mills, Inc.
2.60%, 10/12/22	28,000	28,247
3.70%, 10/17/23	29,000	29,572
General Motors Financial Co., Inc.
3.45%, 1/14/22	64,000	59,897
3.70%, 5/9/23	67,000	60,343
Gilead Sciences, Inc.
4.40%, 12/1/21	35,000	36,175
Hershey Co. (The)
3.38%, 5/15/23	85,000	87,747
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	46,000	46,059
3.50%, 10/5/21	46,000	46,447
Honeywell International, Inc.
4.25%, 3/1/21	13,000	13,304
2.15%, 8/8/22	49,000	49,504
HP, Inc.
4.30%, 6/1/21	36,000	37,517
Huntington Bancshares, Inc.
3.15%, 3/14/21	29,000	29,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2020

Investments	Principal Amount	Value
IBM Credit LLC
3.60%, 11/30/21	$42,000	$43,450
Intel Corp.
2.88%, 5/11/24	49,000	51,500
Intercontinental Exchange, Inc.
2.35%, 9/15/22	104,000	105,260
International Business Machines Corp.
2.85%, 5/13/22	100,000	102,638
Interpublic Group of Cos., Inc. (The)
3.75%, 10/1/21	146,000	147,525
3.75%, 2/15/23	46,000	45,377
4.20%, 4/15/24	21,000	21,314
Jabil, Inc.
4.70%, 9/15/22	40,000	39,937
JM Smucker Co. (The)
3.50%, 10/15/21	32,000	32,513
Johnson & Johnson
1.65%, 3/1/21(a)	26,000	26,106
JPMorgan Chase & Co.
4.50%, 1/24/22	135,000	141,121
2.97%, 1/15/23	74,000	75,264
3.88%, 2/1/24(a)	71,000	76,173
Juniper Networks, Inc.
4.50%, 3/15/24	79,000	83,481
Kellogg Co.
2.65%, 12/1/23	25,000	25,223
KeyCorp
5.10%, 3/24/21	27,000	27,477
Kimco Realty Corp.
3.13%, 6/1/23	19,000	18,248
Kroger Co. (The)
2.95%, 11/1/21	24,000	24,274
3.40%, 4/15/22	26,000	26,775
Laboratory Corp. of America Holdings
3.20%, 2/1/22	52,000	52,474
Lam Research Corp.
2.80%, 6/15/21	153,000	154,442
Las Vegas Sands Corp.
3.20%, 8/8/24	101,000	91,341
Lincoln National Corp.
4.00%, 9/1/23	144,000	144,288
Lockheed Martin Corp.
2.50%, 11/23/20	273,000	274,355
Lowe’s Cos., Inc.
3.80%, 11/15/21	41,000	41,736
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	16,000	11,530
3.63%, 6/1/24	22,000	14,593
Marathon Petroleum Corp.
5.13%, 3/1/21	90,000	87,287
Marriott International, Inc.
2.30%, 1/15/22	27,000	25,327
Marsh & McLennan Cos., Inc.
3.30%, 3/14/23	5,000	5,091
3.88%, 3/15/24	21,000	21,761
Mastercard, Inc.
2.00%, 11/21/21	46,000	46,309
McCormick & Co., Inc.
2.70%, 8/15/22	41,000	41,167
McDonald’s Corp.
2.63%, 1/15/22	31,000	31,274
McKesson Corp.
2.85%, 3/15/23	13,000	13,218
Medtronic, Inc.
3.15%, 3/15/22	11,000	11,415
Merck & Co., Inc.
2.80%, 5/18/23	35,000	35,289
Micron Technology, Inc.
4.64%, 2/6/24	30,000	30,526
MidAmerican Energy Co.
3.50%, 10/15/24	36,000	37,954
Molson Coors Beverage Co.
2.10%, 7/15/21	15,000	14,705
Molson Coors Beverage Co.
3.50%, 5/1/22	37,000	37,018
Mondelez International, Inc.
3.63%, 5/7/23	27,000	28,368
Morgan Stanley
2.50%, 4/21/21	157,000	157,499
5.50%, 7/28/21	81,000	84,167
2.75%, 5/19/22	60,000	60,356
3.13%, 1/23/23	69,000	70,760
3.70%, 10/23/24	91,000	95,603
Mosaic Co. (The)
4.25%, 11/15/23	12,000	11,388
Motorola Solutions, Inc.
3.75%, 5/15/22	31,000	31,034
MPLX L.P.
4.50%, 7/15/23	47,000	40,521
4.00%, 2/15/25	19,000	15,873
National Fuel Gas Co.
4.90%, 12/1/21	44,000	42,394
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/24	48,000	49,205
Nordstrom, Inc.
4.00%, 10/15/21	24,000	23,242
Northern States Power Co.
2.60%, 5/15/23	54,000	54,753
Northrop Grumman Corp.
2.55%, 10/15/22(a)	48,000	48,051
3.25%, 8/1/23	32,000	32,825
NVIDIA Corp.
2.20%, 9/16/21	15,000	15,123
NVR, Inc.
3.95%, 9/15/22	39,000	39,066
Occidental Petroleum Corp.
6.95%, 7/1/24	52,000	29,280
2.90%, 8/15/24(a)	60,000	32,900
Old Republic International Corp.
4.88%, 10/1/24	22,000	23,275
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	44,000	43,821
Omnicom Group, Inc.
3.65%, 11/1/24	36,000	36,784
Oracle Corp.
2.50%, 10/15/22	55,000	56,192
3.63%, 7/15/23	22,000	23,391
2.95%, 11/15/24(a)	40,000	42,002
Packaging Corp. of America
4.50%, 11/1/23	25,000	27,127
PepsiCo, Inc.
2.75%, 3/1/23	80,000	83,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2020

Investments	Principal Amount	Value
Pfizer, Inc.
2.80%, 3/11/22	$48,000	$49,059
Philip Morris International, Inc.
2.38%, 8/17/22	21,000	21,204
2.50%, 11/2/22	60,000	60,326
Phillips 66
4.30%, 4/1/22	16,000	16,074
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/24	30,000	30,228
Progress Energy, Inc.
3.15%, 4/1/22	41,000	41,404
Prudential Financial, Inc.
3.50%, 5/15/24(a)	34,000	35,152
Public Service Enterprise Group, Inc.
2.65%, 11/15/22	25,000	24,856
Quest Diagnostics, Inc.
4.70%, 4/1/21	22,000	22,261
Raytheon Co.
2.50%, 12/15/22	44,000	45,086
Realty Income Corp.
3.25%, 10/15/22	40,000	40,213
4.65%, 8/1/23	45,000	47,130
Regions Financial Corp.
2.75%, 8/14/22	55,000	54,468
3.80%, 8/14/23	35,000	35,502
Reliance Steel & Aluminum Co.
4.50%, 4/15/23	35,000	34,695
Republic Services, Inc.
3.55%, 6/1/22	25,000	25,514
Reynolds American, Inc.
4.00%, 6/12/22	72,000	73,076
4.85%, 9/15/23	24,000	25,016
Rockwell Collins, Inc.
2.80%, 3/15/22	44,000	44,496
Roper Technologies, Inc.
3.13%, 11/15/22	23,000	22,607
3.65%, 9/15/23	31,000	31,811
salesforce.com, Inc.
3.25%, 4/11/23	35,000	36,425
Santander Holdings USA, Inc.
3.40%, 1/18/23	25,000	24,731
Sempra Energy
2.90%, 2/1/23	32,000	31,839
Southern Co. (The)
2.35%, 7/1/21	49,000	48,994
Stanley Black & Decker, Inc.
2.90%, 11/1/22	42,000	42,067
Starbucks Corp.
3.10%, 3/1/23(a)	13,000	13,255
State Street Corp.
3.70%, 11/20/23	28,000	28,276
Stryker Corp.
3.38%, 5/15/24	24,000	25,126
Synchrony Bank
3.65%, 5/24/21	45,000	44,296
Synchrony Financial
4.25%, 8/15/24	44,000	42,432
Sysco Corp.
2.50%, 7/15/21	30,000	30,049
2.60%, 6/12/22	45,000	43,345
Tapestry, Inc.
3.00%, 7/15/22	37,000	35,825
Tech Data Corp.
3.70%, 2/15/22	30,000	29,726
Texas Instruments, Inc.
2.75%, 3/12/21	30,000	30,172
Thermo Fisher Scientific, Inc.
4.15%, 2/1/24	30,000	32,224
TJX Cos., Inc. (The)
2.50%, 5/15/23	42,000	41,602
Toyota Motor Credit Corp.
3.30%, 1/12/22	52,000	52,617
Truist Bank
2.80%, 5/17/22	43,000	43,562
3.20%, 4/1/24(a)	46,000	47,230
Truist Financial Corp.
2.90%, 3/3/21	18,000	18,046
3.20%, 9/3/21	33,000	33,235
2.70%, 1/27/22	45,000	45,277
2.75%, 4/1/22	40,000	40,294
3.05%, 6/20/22	38,000	38,799
2.50%, 8/1/24	65,000	64,233
TWDC Enterprises 18 Corp.
2.45%, 3/4/22	7,000	7,083
2.35%, 12/1/22	26,000	26,460
Tyson Foods, Inc.
4.50%, 6/15/22	37,000	38,288
3.95%, 8/15/24	14,000	14,201
U.S. Bancorp
3.00%, 3/15/22	35,000	35,858
2.95%, 7/15/22	37,000	37,445
Union Electric Co.
3.50%, 4/15/24	40,000	39,434
Union Pacific Corp.
2.95%, 3/1/22	36,000	36,706
3.15%, 3/1/24	54,000	56,233
United Parcel Service, Inc.
3.13%, 1/15/21	73,000	73,542
2.50%, 4/1/23	36,000	37,221
United Technologies Corp.
3.65%, 8/16/23(a)	4,000	4,214
UnitedHealth Group, Inc.
3.15%, 6/15/21	45,000	45,643
2.38%, 8/15/24	83,000	85,063
Verizon Communications, Inc.
2.95%, 3/15/22	33,000	33,769
3.13%, 3/16/22	35,000	36,062
5.15%, 9/15/23	46,000	51,183
3.50%, 11/1/24	31,000	33,040
ViacomCBS, Inc.
4.50%, 3/1/21	45,000	45,317
2.50%, 2/15/23	28,000	27,089
Visa, Inc.
2.15%, 9/15/22	45,000	45,818
Walgreen Co.
3.10%, 9/15/22(a)	12,000	12,032
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	43,000	43,985
Walmart, Inc.
3.40%, 6/26/23	37,000	39,311
Wells Fargo & Co.
4.60%, 4/1/21	64,000	65,412
3.75%, 1/24/24	122,000	129,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2020

Investments	Principal Amount	Value
3.30%, 9/9/24(a)	$123,000	$128,304
2.16%, 2/11/26, (3-month U.S. dollar London Interbank Offered Rate + 0.750%)(a)(c)	100,000	98,170
WestRock RKT LLC
4.90%, 3/1/22	9,000	9,174
Xcel Energy, Inc.
2.40%, 3/15/21	28,000	27,989
Xilinx, Inc.
2.95%, 6/1/24	30,000	29,956
Zoetis, Inc.
3.25%, 2/1/23	31,000	31,648

TOTAL U.S. CORPORATE BONDS (Cost: $13,690,887)		13,696,238

FOREIGN CORPORATE BONDS - 4.7%

Australia - 0.3%
National Australia Bank Ltd.
3.38%, 9/20/21	46,000	46,751

Germany - 1.5%
Deutsche Bank AG
2.70%, 7/13/20	36,000	35,295
4.25%, 10/14/21	100,000	95,670
3.70%, 5/30/24(a)	100,000	94,745

Total Germany		225,710

Switzerland - 0.8%
ABB Finance USA, Inc.
3.38%, 4/3/23	28,000	29,146
Novartis Capital Corp.
2.40%, 5/17/22	20,000	20,512
2.40%, 9/21/22	62,000	63,524

Total Switzerland		113,182

United Kingdom - 2.1%
BAT Capital Corp.
3.22%, 8/15/24	78,000	75,210
Diageo Investment Corp.
2.88%, 5/11/22	53,000	53,478
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/23	56,000	58,529
HSBC Holdings PLC
4.00%, 3/30/22	80,000	81,903
Unilever Capital Corp.
3.00%, 3/7/22	40,000	41,373

Total United Kingdom		310,493

TOTAL FOREIGN CORPORATE BONDS (Cost: $704,692)		696,136

U.S. GOVERNMENT OBLIGATIONS - 0.3%

U.S. Treasury Note - 0.3%
U.S. Treasury Note
2.63%, 8/31/20 (Cost: $40,969)	41,000	41,428

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.1%

United States - 7.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(d) (Cost: $1,050,202)	1,050,202	1,050,202

TOTAL INVESTMENTS IN SECURITIES - 104.2% (Cost: $15,486,750)		15,484,004
Other Assets less Liabilities - (4.2)%		(617,922)

NET ASSETS - 100.0%		$14,866,082

(a)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,101,419 and the total market value of the collateral held by the Fund was $1,129,357. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $79,154.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown reflects the accrual rate as of March 31, 2020 on securities with variable or step rates.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2020

Investments	Principal Amount	Value
U.S. CORPORATE BONDS - 94.2%

United States - 94.2%
Acadia Healthcare Co., Inc.
5.63%, 2/15/23	$150,000	$142,297
ADT Security Corp. (The)
6.25%, 10/15/21	125,000	122,870
3.50%, 7/15/22	150,000	147,372
4.13%, 6/15/23	67,000	65,911
AECOM
5.88%, 10/15/24	150,000	147,563
AES Corp.
4.88%, 5/15/23	192,000	185,999
Allison Transmission, Inc.
5.00%, 10/1/24(a)	92,000	89,927
AMC Networks, Inc.
4.75%, 12/15/22	125,000	121,880
5.00%, 4/1/24	272,000	262,480
American Airlines Group, Inc.
5.00%, 6/1/22(a)	200,000	161,250
Arconic, Inc.
5.40%, 4/15/21	190,000	188,466
Ashland LLC
4.75%, 8/15/22	5,000	4,963
Berry Global, Inc.
5.50%, 5/15/22	242,000	240,190
Blue Cube Spinco LLC
9.75%, 10/15/23	45,000	47,080
BMC East LLC
5.50%, 10/1/24(a)	100,000	97,374
Cablevision Systems Corp.
5.88%, 9/15/22	311,000	315,771
Calumet Specialty Products Partners L.P.
7.63%, 1/15/22	25,000	19,586
CCO Holdings LLC
4.00%, 3/1/23(a)(b)	177,000	177,658
CenturyLink, Inc.
5.80%, 3/15/22, Series T	293,000	298,230
7.50%, 4/1/24, Series Y	209,000	230,162
Chemours Co. (The)
6.63%, 5/15/23(b)	100,000	85,626
Cinemark USA, Inc.
4.88%, 6/1/23	50,000	37,749
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24(a)	478,000	412,875
Cleveland-Cliffs, Inc.
4.88%, 1/15/24(a)	75,000	69,281
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	228,000	231,063
Colfax Corp.
6.00%, 2/15/24(a)	116,000	112,666
CommScope, Inc.
5.00%, 6/15/21(a)	8,000	7,990
5.50%, 6/15/24(a)	124,000	115,440
Community Health Systems, Inc.
6.25%, 3/31/23	277,000	265,054
8.63%, 1/15/24(a)(b)	300,000	298,398
Consolidated Communications, Inc.
6.50%, 10/1/22(b)	206,000	181,795
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	100,000	56,646
Crown Americas LLC
4.50%, 1/15/23	150,000	152,620
CSC Holdings LLC
6.75%, 11/15/21	166,000	172,100
CVR Partners L.P.
9.25%, 6/15/23(a)	195,000	157,551
DCP Midstream Operating L.P.
3.88%, 3/15/23	50,000	40,359
Dell International LLC
5.88%, 6/15/21(a)	165,000	165,825
Denbury Resources, Inc.
9.00%, 5/15/21(a)	178,000	53,267
9.25%, 3/31/22(a)	242,000	60,122
Diamond Resorts International, Inc.
7.75%, 9/1/23(a)(b)	261,000	189,870
Diebold Nixdorf, Inc.
8.50%, 4/15/24(b)	76,000	50,065
DISH DBS Corp.
5.13%, 5/1/20	50,000	49,790
6.75%, 6/1/21	100,000	101,946
5.88%, 7/15/22	314,000	307,456
5.00%, 3/15/23	268,000	258,424
DPL, Inc.
7.25%, 10/15/21	2,000	1,987
Edgewell Personal Care Co.
4.70%, 5/24/22	174,000	170,482
EMC Corp.
3.38%, 6/1/23	256,000	253,996
Ferrellgas L.P.
6.75%, 1/15/22(b)	145,000	125,198
Forum Energy Technologies, Inc.
6.25%, 10/1/21	225,000	72,833
Freeport-McMoRan, Inc.
3.55%, 3/1/22(b)	250,000	242,897
3.88%, 3/15/23	423,000	402,381
Frontier Communications Corp.
8.75%, 4/15/22	50,000	13,297
Gap, Inc. (The)
5.95%, 4/12/21	170,000	155,013
Genworth Holdings, Inc.
7.63%, 9/24/21	140,000	133,974
4.90%, 8/15/23	140,000	124,250
4.80%, 2/15/24(b)	126,000	110,565
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23(b)	348,000	330,590
Griffon Corp.
5.25%, 3/1/22	123,000	115,310
Hanesbrands, Inc.
4.63%, 5/15/24(a)	50,000	49,813
HAT Holdings I LLC
5.25%, 7/15/24(a)	117,000	113,052
HCA, Inc.
5.88%, 5/1/23	180,000	188,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2020

Investments	Principal Amount	Value
Hughes Satellite Systems Corp.
7.63%, 6/15/21	$53,000	$54,349
6.63%, 8/1/26(b)	50,000	51,073
Huntsman International LLC
5.13%, 11/15/22	70,000	71,879
JBS USA LUX S.A.
5.88%, 7/15/24(a)	100,000	101,625
KB Home
7.63%, 5/15/23	100,000	101,374
Kennedy-Wilson, Inc.
5.88%, 4/1/24	75,000	67,663
KFC Holding Co.
5.00%, 6/1/24(a)	121,000	119,337
L Brands, Inc.
5.63%, 10/15/23	243,000	203,234
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(a)	50,000	49,563
Lennar Corp.
4.13%, 1/15/22	71,000	70,847
4.75%, 11/15/22	75,000	73,901
Level 3 Financing, Inc.
5.38%, 8/15/22	144,000	144,828
5.63%, 2/1/23	145,000	145,358
Lions Gate Capital Holdings LLC
6.38%, 2/1/24(a)	60,000	53,248
5.88%, 11/1/24(a)(b)	248,000	214,209
Live Nation Entertainment, Inc.
4.88%, 11/1/24(a)	121,000	111,057
Magellan Health, Inc.
4.90%, 9/22/24	100,000	92,875
Martin Midstream Partners L.P.
7.25%, 2/15/21	334,000	182,047
MDC Partners, Inc.
6.50%, 5/1/24(a)	100,000	75,750
MEDNAX, Inc.
5.25%, 12/1/23(a)	222,000	182,319
Meritor, Inc.
6.25%, 2/15/24	65,000	62,326
MGM Growth Properties Operating Partnership L.P.
5.63%, 5/1/24	250,000	241,564
MGM Resorts International
6.00%, 3/15/23	315,000	305,945
Molina Healthcare, Inc.
5.38%, 11/15/22(b)	194,000	190,186
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/23(a)	115,000	113,166
Navient Corp.
6.50%, 6/15/22	199,000	196,313
5.50%, 1/25/23	118,000	111,805
7.25%, 9/25/23	147,000	143,697
6.13%, 3/25/24(b)	100,000	93,247
5.88%, 10/25/24	150,000	139,120
NCR Corp.
5.00%, 7/15/22	423,000	399,206
Newell Brands, Inc.
3.85%, 4/1/23	225,000	228,638
Newmark Group, Inc.
6.13%, 11/15/23	354,000	360,723
Nexstar Broadcasting, Inc.
5.63%, 8/1/24(a)	300,000	284,248
NextEra Energy Operating Partners L.P.
4.25%, 7/15/24(a)	269,000	263,958
Nielsen Finance LLC
5.00%, 4/15/22(a)	451,000	418,149
PBF Logistics L.P.
6.88%, 5/15/23	260,000	163,142
Peabody Energy Corp.
6.00%, 3/31/22(a)(b)	429,000	294,937
Performance Food Group, Inc.
5.50%, 6/1/24(a)	100,000	93,874
Pitney Bowes, Inc.
4.13%, 10/1/21	49,000	46,881
4.63%, 5/15/22	161,000	142,507
5.70%, 4/1/23	262,000	195,438
Plantronics, Inc.
5.50%, 5/31/23(a)	150,000	110,245
PolyOne Corp.
5.25%, 3/15/23	50,000	47,874
PQ Corp.
6.75%, 11/15/22(a)(b)	50,000	50,626
Prestige Brands, Inc.
6.38%, 3/1/24(a)	175,000	180,470
Prime Security Services Borrower LLC
5.25%, 4/15/24(a)	117,000	116,303
Realogy Group LLC
4.88%, 6/1/23(a)(b)	234,000	198,315
RR Donnelley & Sons Co.
7.88%, 3/15/21	16,000	16,339
Sabre GLBL, Inc.
5.38%, 4/15/23(a)	175,000	161,220
Sealed Air Corp.
4.88%, 12/1/22(a)	193,000	194,869
SESI LLC
7.13%, 12/15/21	196,000	37,730
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	294,000	295,096
4.63%, 5/15/23(a)(b)	43,000	42,839
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)(b)	119,000	101,597
Springleaf Finance Corp.
6.13%, 5/15/22	429,000	436,636
6.13%, 3/15/24	200,000	198,506
Steel Dynamics, Inc.
5.25%, 4/15/23	85,000	83,325
Stericycle, Inc.
5.38%, 7/15/24(a)	117,000	116,707
Sunoco L.P.
4.88%, 1/15/23(b)	120,000	115,649
T-Mobile USA, Inc.
4.00%, 4/15/22	150,000	151,497
Taylor Morrison Communities, Inc.
5.63%, 3/1/24(a)	114,000	108,157
Tenet Healthcare Corp.
8.13%, 4/1/22	271,000	259,575
6.75%, 6/15/23	339,000	314,848
Toll Brothers Finance Corp.
5.88%, 2/15/22	76,000	76,380
4.38%, 4/15/23	125,000	119,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2020

Investments	Principal Amount	Value
TransDigm, Inc.
6.50%, 7/15/24	$250,000	$237,086
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)	100,000	99,874
U.S. Concrete, Inc.
6.38%, 6/1/24	150,000	136,313
US Foods, Inc.
5.88%, 6/15/24(a)	100,000	91,676
Vista Outdoor, Inc.
5.88%, 10/1/23(b)	231,000	193,129
Vistra Energy Corp.
5.88%, 6/1/23	150,000	150,745
WR Grace & Co-Conn
5.13%, 10/1/21(a)	100,000	101,675
Xerox Corp.
4.13%, 3/15/23	190,000	190,279
XPO Logistics, Inc.
6.13%, 9/1/23(a)	119,000	117,216
6.75%, 8/15/24(a)	100,000	98,405

TOTAL U.S. CORPORATE BONDS (Cost: $23,382,137)		20,912,071

FOREIGN CORPORATE BOND - 0.8%

United Kingdom - 0.8%
Avon International Operations, Inc.
7.88%, 8/15/22(a)
(Cost: $211,400)	207,000	186,522

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.9%

United States - 11.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(c) (Cost: $2,651,213)	2,651,213	2,651,213

TOTAL INVESTMENTS IN SECURITIES - 106.9% (Cost: $26,244,750)		23,749,806
Other Assets less Liabilities - (6.9)%		(1,538,510)

NET ASSETS - 100.0%		$22,211,296

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,793,398 and the total market value of the collateral held by the Fund was $2,871,942. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $220,729.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2020

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.1%
Lockheed Martin Corp.	542	$183,711

Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	4,639	307,102
Expeditors International of Washington, Inc.	2,778	185,348

Total Air Freight & Logistics		492,450

Airlines - 0.4%
Delta Air Lines, Inc.	2,617	74,663

Banks - 0.9%
Comerica, Inc.	2,535	74,377
SVB Financial Group*	573	86,569

Total Banks		160,946

Beverages - 0.7%
Brown-Forman Corp. Class B	2,328	129,227

Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc.*	1,128	101,283
Arena Pharmaceuticals, Inc.*	3,176	133,392
Biogen, Inc.*	472	149,331

Total Biotechnology		384,006

Capital Markets - 0.9%
E*TRADE Financial Corp.	4,360	149,635

Communications Equipment - 4.2%
Arista Networks, Inc.*	731	148,064
Cisco Systems, Inc.	4,930	193,798
Motorola Solutions, Inc.	2,088	277,537
Ubiquiti, Inc.(a)	734	103,920

Total Communications Equipment		723,319

Consumer Finance - 2.2%
Navient Corp.	11,224	85,078
OneMain Holdings, Inc.	3,499	66,901
SLM Corp.(a)	19,861	142,800
Synchrony Financial	4,999	80,434

Total Consumer Finance		375,213

Containers & Packaging - 1.7%
International Paper Co.	9,374	291,813

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	4,315	125,782
Verizon Communications, Inc.	4,994	268,328

Total Diversified Telecommunication Services		394,110

Electric Utilities - 1.1%
PPL Corp.	7,432	183,422

Electronic Equipment, Instruments & Components - 1.7%
National Instruments Corp.	5,538	183,197
Zebra Technologies Corp. Class A*	648	118,973

Total Electronic Equipment, Instruments & Components		302,170

Entertainment - 2.1%
Activision Blizzard, Inc.	3,201	190,395
Electronic Arts, Inc.*	1,768	177,101

Total Entertainment		367,496

Equity Real Estate Investment Trusts (REITs) - 6.5%
Equity Commonwealth	21,688	687,727
SITE Centers Corp.	16,164	84,214
Vornado Realty Trust	4,040	146,288
Washington Real Estate Investment Trust	8,584	204,900

Total Equity Real Estate Investment Trusts (REITs)		1,123,129

Food Products - 3.4%
Hormel Foods Corp.	12,646	589,809

Gas Utilities - 1.0%
National Fuel Gas Co.	4,811	179,402

Health Care Providers & Services - 8.7%
AMN Healthcare Services, Inc.*	2,917	168,632
Anthem, Inc.	826	187,535
Encompass Health Corp.	2,696	172,625
HCA Healthcare, Inc.	1,112	99,913
Humana, Inc.	577	181,190
Laboratory Corp. of America Holdings*	1,480	187,057
Molina Healthcare, Inc.*	952	133,004
Quest Diagnostics, Inc.	3,003	241,141
Universal Health Services, Inc. Class B	1,391	137,820

Total Health Care Providers & Services		1,508,917

Hotels, Restaurants & Leisure - 1.6%
Cracker Barrel Old Country Store, Inc.	2,133	177,508
Las Vegas Sands Corp.	2,282	96,917

Total Hotels, Restaurants & Leisure		274,425

Household Durables - 0.5%
Whirlpool Corp.(a)	930	79,794

Household Products - 4.9%
Clorox Co. (The)	1,127	195,253
Colgate-Palmolive Co.	2,290	151,964
Kimberly-Clark Corp.	1,580	202,035
WD-40 Co.	1,514	304,087

Total Household Products		853,339

Independent Power & Renewable Electricity Producers - 0.8%
AES Corp.	9,590	130,424

Industrial Conglomerates - 0.8%
3M Co.	985	134,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2020

Investments	Shares	Value
Insurance - 1.5%
Brighthouse Financial, Inc.*	4,713	$113,913
MetLife, Inc.	4,838	147,898

Total Insurance		261,811

Interactive Media & Services - 4.3%
Alphabet, Inc. Class A*	184	213,799
Twitter, Inc.*	21,789	535,138

Total Interactive Media & Services		748,937

Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	6,064	182,284

IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A	3,736	173,612
EPAM Systems, Inc.*	857	159,111
Western Union Co. (The)	16,008	290,225

Total IT Services		622,948

Machinery - 1.7%
Cummins, Inc.	1,000	135,320
Illinois Tool Works, Inc.	1,136	161,448

Total Machinery		296,768

Media - 4.3%
AMC Networks, Inc. Class A*	5,232	127,190
Interpublic Group of Cos., Inc. (The)	10,549	170,788
Omnicom Group, Inc.	8,066	442,824

Total Media		740,802

Metals & Mining - 0.3%
Cleveland-Cliffs, Inc.	14,514	57,330

Multiline Retail - 0.4%
Nordstrom, Inc.	4,462	68,447

Oil, Gas & Consumable Fuels - 3.9%
Cabot Oil & Gas Corp.	30,185	518,880
CVR Energy, Inc.	3,336	55,144
Delek U.S. Holdings, Inc.(a)	3,208	50,558
Equitrans Midstream Corp.(a)	9,739	48,988

Total Oil, Gas & Consumable Fuels		673,570

Pharmaceuticals - 2.9%
Pfizer, Inc.	15,372	501,742

Professional Services - 0.5%
Robert Half International, Inc.	2,280	86,070

Semiconductors & Semiconductor Equipment - 7.7%
Brooks Automation, Inc.	3,508	106,994
Diodes, Inc.*	3,164	128,569
Intel Corp.	4,569	247,274
KLA Corp.	971	139,572
Maxim Integrated Products, Inc.	3,173	154,240
QUALCOMM, Inc.	1,775	120,079
Teradyne, Inc.	2,372	128,491
Texas Instruments, Inc.	1,784	178,275
Xilinx, Inc.	1,809	140,993

Total Semiconductors & Semiconductor Equipment		1,344,487

Software - 9.2%
Aspen Technology, Inc.*	1,384	131,577
Cadence Design Systems, Inc.*	2,760	182,271
Citrix Systems, Inc.	2,937	415,732
Fortinet, Inc.*	1,584	160,253
Microsoft Corp.	1,976	311,635
Oracle Corp.	4,500	217,485
VMware, Inc. Class A*(a)	1,480	179,228

Total Software		1,598,181

Specialty Retail - 1.2%
Best Buy Co., Inc.	1,524	86,868
Williams-Sonoma, Inc.	2,871	122,075

Total Specialty Retail		208,943

Technology Hardware, Storage & Peripherals - 0.6%
NetApp, Inc.	2,632	109,728

Textiles, Apparel & Luxury Goods - 1.4%
Carter’s, Inc.	1,496	98,332
Hanesbrands, Inc.(a)	8,760	68,941
Kontoor Brands, Inc.(a)	4,193	80,380

Total Textiles, Apparel & Luxury Goods		247,653

Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	12,840	81,534
Radian Group, Inc.	7,080	91,686

Total Thrifts & Mortgage Finance		173,220

Tobacco - 0.5%
Philip Morris International, Inc.	1,304	95,140

Trading Companies & Distributors - 1.3%
Fastenal Co.	3,484	108,875
MSC Industrial Direct Co., Inc. Class A	2,152	118,295

Total Trading Companies & Distributors		227,170

TOTAL COMMON STOCKS (Cost: $21,921,735)		17,331,113

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(b) (Cost: $64,128)	64,128	64,128

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $21,985,863)		17,395,241
Other Assets less Liabilities - (0.2)%		(31,332)

NET ASSETS - 100.0%		$17,363,909

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2020

(a)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $668,956 and the total market value of the collateral held by the Fund was $683,613. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $619,485.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2020.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2020

Investments	Shares	Value
COMMON STOCKS - 90.1%

Argentina - 0.1%

Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc.*	129	$63,027

China - 0.1%

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	1,793	76,436

Israel - 0.1%

Software - 0.1%
Check Point Software Technologies Ltd.*	614	61,731

Netherlands - 0.1%

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors N.V.	1,487	123,317

Peru - 0.0%

Banks - 0.0%
Credicorp Ltd.	151	21,604

Russia - 0.0%

Interactive Media & Services - 0.0%
Yandex N.V. Class A*	1,506	51,279

United Kingdom - 0.5%

Beverages - 0.1%
Coca-Cola European Partners PLC	1,069	40,120

Chemicals - 0.4%
Linde PLC	2,546	440,458

Energy Equipment & Services - 0.0%
TechnipFMC PLC	691	4,657

Media - 0.0%
Liberty Global PLC Class C*	2,354	36,981

Total United Kingdom		522,216

United States - 89.2%

Aerospace & Defense - 1.8%
Arconic, Inc.	1,806	29,004
Boeing Co. (The)	2,531	377,473
General Dynamics Corp.	946	125,165
L3Harris Technologies, Inc.	877	157,965
Lockheed Martin Corp.	1,173	397,588
Northrop Grumman Corp.	688	208,154
Raytheon Co.	1,184	155,282
Teledyne Technologies, Inc.*	76	22,593
TransDigm Group, Inc.	172	55,073
United Technologies Corp.	4,284	404,110

Total Aerospace & Defense		1,932,407

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	425	28,135
Expeditors International of Washington, Inc.	645	43,034
FedEx Corp.	1,034	125,383
United Parcel Service, Inc. Class B	3,306	308,847

Total Air Freight & Logistics		505,399

Airlines - 0.2%
American Airlines Group, Inc.	1,165	14,201
Delta Air Lines, Inc.	3,214	91,695
Southwest Airlines Co.	2,110	75,137
United Airlines Holdings, Inc.*	1,032	32,560

Total Airlines		213,593

Auto Components - 0.0%
Aptiv PLC	1,075	52,933

Automobiles - 0.4%
Ford Motor Co.	16,039	77,469
General Motors Co.	6,162	128,046
Tesla, Inc.*	533	279,292

Total Automobiles		484,807

Banks - 3.8%
Bank of America Corp.	39,269	833,681
Citigroup, Inc.	10,896	458,939
Citizens Financial Group, Inc.	2,322	43,677
Comerica, Inc.	558	16,372
Fifth Third Bancorp	3,354	49,807
First Republic Bank	565	46,488
Huntington Bancshares, Inc.	5,547	45,541
JPMorgan Chase & Co.	15,063	1,356,122
KeyCorp	5,676	58,860
M&T Bank Corp.	559	57,817
PNC Financial Services Group, Inc. (The)	1,935	185,218
Regions Financial Corp.	5,074	45,514
SVB Financial Group*	215	32,482
Truist Financial Corp.	6,658	205,333
U.S. Bancorp	7,179	247,317
Wells Fargo & Co.	18,964	544,267

Total Banks		4,227,435

Beverages - 1.7%
Brown-Forman Corp. Class B	1,074	59,618
Coca-Cola Co. (The)	18,337	811,412
Constellation Brands, Inc. Class A	688	98,632
Molson Coors Beverage Co. Class B	817	31,871
Monster Beverage Corp.*	1,893	106,500
PepsiCo, Inc.	6,687	803,109

Total Beverages		1,911,142

Biotechnology - 2.1%
AbbVie, Inc.	6,787	517,101
Alexion Pharmaceuticals, Inc.*	687	61,686
Amgen, Inc.	2,546	516,151
Biogen, Inc.*	774	244,878
BioMarin Pharmaceutical, Inc.*	649	54,840
Exact Sciences Corp.*	602	34,916
Gilead Sciences, Inc.	5,504	411,479
Incyte Corp.*	860	62,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2020

Investments	Shares	Value
Regeneron Pharmaceuticals, Inc.*	313	$152,835
Seattle Genetics, Inc.*	456	52,613
Vertex Pharmaceuticals, Inc.*	820	195,119

Total Biotechnology		2,304,596

Building Products - 0.3%
Allegion PLC	225	20,705
Johnson Controls International PLC	4,645	125,229
Masco Corp.	1,548	53,514
Trane Technologies PLC	1,032	85,233

Total Building Products		284,681

Capital Markets - 2.3%
Ameriprise Financial, Inc.	645	66,100
Bank of New York Mellon Corp. (The)	4,402	148,259
BlackRock, Inc.	516	227,025
Charles Schwab Corp. (The)	5,693	191,399
CME Group, Inc.	1,388	239,999
FactSet Research Systems, Inc.	84	21,897
Goldman Sachs Group, Inc. (The)	1,704	263,421
Intercontinental Exchange, Inc.	2,694	217,540
MarketAxess Holdings, Inc.	75	24,943
Moody’s Corp.	862	182,313
Morgan Stanley	6,276	213,384
MSCI, Inc.	473	136,678
Nasdaq, Inc.	322	30,574
Northern Trust Corp.	946	71,385
Raymond James Financial, Inc.	602	38,046
S&P Global, Inc.	1,075	263,429
State Street Corp.	2,004	106,753
T. Rowe Price Group, Inc.	946	92,377

Total Capital Markets		2,535,522

Chemicals - 1.0%
Air Products & Chemicals, Inc.	903	180,248
Celanese Corp.	818	60,033
CF Industries Holdings, Inc.	820	22,304
Corteva, Inc.	2,704	63,544
Dow, Inc.	3,313	96,872
DuPont de Nemours, Inc.	3,167	107,995
Eastman Chemical Co.	357	16,629
Ecolab, Inc.	1,160	180,763
FMC Corp.	688	56,203
International Flavors & Fragrances, Inc.	344	35,116
LyondellBasell Industries N.V. Class A	1,337	66,355
PPG Industries, Inc.	1,032	86,275
Sherwin-Williams Co. (The)	364	167,265

Total Chemicals		1,139,602

Commercial Services & Supplies - 0.4%
Cintas Corp.	429	74,311
Copart, Inc.*	1,335	91,474
Republic Services, Inc.	1,074	80,614
Waste Connections, Inc.	429	33,248
Waste Management, Inc.	1,955	180,955

Total Commercial Services & Supplies		460,602

Communications Equipment - 0.8%
Arista Networks, Inc.*	172	34,839
Cisco Systems, Inc.	20,118	790,838
Motorola Solutions, Inc.	602	80,018

Total Communications Equipment		905,695

Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	817	64,764

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	301	56,958
Vulcan Materials Co.	473	51,117

Total Construction Materials		108,075

Consumer Finance - 0.5%
Ally Financial, Inc.	1,247	17,994
American Express Co.	3,390	290,218
Capital One Financial Corp.	2,000	100,840
Discover Financial Services	1,545	55,110
Synchrony Financial	2,796	44,988

Total Consumer Finance		509,150

Containers & Packaging - 0.2%
Amcor PLC*	5,280	42,874
Ball Corp.	1,294	83,670
International Paper Co.	2,275	70,821
Packaging Corp. of America	173	15,021

Total Containers & Packaging		212,386

Distributors - 0.1%
Genuine Parts Co.	503	33,867
LKQ Corp.*	2,105	43,174

Total Distributors		77,041

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B*	8,900	1,627,187

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	34,448	1,004,159
CenturyLink, Inc.	3,214	30,405
Verizon Communications, Inc.	19,291	1,036,505

Total Diversified Telecommunication Services		2,071,069

Electric Utilities - 2.0%
Alliant Energy Corp.	1,587	76,636
American Electric Power Co., Inc.	2,151	172,037
Duke Energy Corp.	3,433	277,661
Edison International	1,120	61,365
Entergy Corp.	1,070	100,548
Evergy, Inc.	859	47,288
Eversource Energy	1,276	99,796
Exelon Corp.	4,412	162,406
FirstEnergy Corp.	2,846	114,039
NextEra Energy, Inc.	2,068	497,602
NRG Energy, Inc.	1,597	43,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2020

Investments	Shares	Value
Pinnacle West Capital Corp.	755	$57,222
PPL Corp.	3,397	83,838
Southern Co. (The)	5,158	279,254
Xcel Energy, Inc.	2,433	146,710

Total Electric Utilities		2,219,936

Electrical Equipment - 0.4%
AMETEK, Inc.	946	68,131
Eaton Corp. PLC	1,720	133,627
Emerson Electric Co.	3,371	160,628
Rockwell Automation, Inc.	516	77,869

Total Electrical Equipment		440,255

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	1,114	81,188
CDW Corp.	488	45,516
Corning, Inc.	3,097	63,612
Keysight Technologies, Inc.*	631	52,802
TE Connectivity Ltd.	1,462	92,077
Zebra Technologies Corp. Class A*	105	19,278

Total Electronic Equipment, Instruments & Components		354,473

Energy Equipment & Services - 0.1%
Baker Hughes Co.	2,624	27,552
Halliburton Co.	990	6,781
Schlumberger Ltd.	5,932	80,023

Total Energy Equipment & Services		114,356

Entertainment - 1.8%
Activision Blizzard, Inc.	3,184	189,384
Electronic Arts, Inc.*	1,462	146,449
Live Nation Entertainment, Inc.*	167	7,592
Netflix, Inc.*	1,839	690,545
Spotify Technology S.A.*	310	37,646
Take-Two Interactive Software, Inc.*	517	61,321
Walt Disney Co. (The)	8,476	818,782

Total Entertainment		1,951,719

Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	351	48,108
American Tower Corp.	1,892	411,983
AvalonBay Communities, Inc.	602	88,596
Boston Properties, Inc.	449	41,411
Camden Property Trust	683	54,121
Crown Castle International Corp.	1,744	251,833
Digital Realty Trust, Inc.	932	129,464
Duke Realty Corp.	1,205	39,018
Equinix, Inc.	343	214,227
Equity LifeStyle Properties, Inc.	423	24,314
Equity Residential	1,632	100,711
Essex Property Trust, Inc.	212	46,691
Extra Space Storage, Inc.	598	57,264
Federal Realty Investment Trust	175	13,057
Healthpeak Properties, Inc. REIT	1,802	42,978
Host Hotels & Resorts, Inc.	3,702	40,870
Invitation Homes, Inc.	3,630	77,573
Mid-America Apartment Communities, Inc.	332	34,206
National Retail Properties, Inc.	393	12,651
Omega Healthcare Investors, Inc.	637	16,906
Prologis, Inc.	2,827	227,206
Public Storage	572	113,605
Realty Income Corp.	1,717	85,610
Regency Centers Corp.	1,032	39,660
SBA Communications Corp.	587	158,472
Simon Property Group, Inc.	1,200	65,832
Sun Communities, Inc.	430	53,685
UDR, Inc.	1,681	61,424
Ventas, Inc.	986	26,425
VEREIT, Inc.	2,446	11,961
VICI Properties, Inc.	4,341	72,234
Vornado Realty Trust	946	34,255
W.P. Carey, Inc.	523	30,376
Welltower, Inc.	2,369	108,453
Weyerhaeuser Co.	3,698	62,681

Total Equity Real Estate Investment Trusts (REITs)		2,897,861

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	1,977	563,702
Kroger Co. (The)	3,880	116,866
Sysco Corp.	2,619	119,505
U.S. Foods Holding Corp.*	727	12,875
Walgreens Boots Alliance, Inc.	3,522	161,131
Walmart, Inc.	6,600	749,892

Total Food & Staples Retailing		1,723,971

Food Products - 1.1%
Archer-Daniels-Midland Co.	2,532	89,076
Campbell Soup Co.	941	43,437
Conagra Brands, Inc.	1,934	56,743
General Mills, Inc.	2,984	157,466
Hershey Co. (The)	562	74,465
Hormel Foods Corp.	1,646	76,769
J.M. Smucker Co. (The)	430	47,730
Kellogg Co.	1,488	89,265
Kraft Heinz Co. (The)	2,609	64,547
Lamb Weston Holdings, Inc.	814	46,479
McCormick & Co., Inc. Non-Voting Shares	430	60,720
Mondelez International, Inc. Class A	6,998	350,460
Tyson Foods, Inc. Class A	1,032	59,722

Total Food Products		1,216,879

Gas Utilities - 0.1%
Atmos Energy Corp.	317	31,456
UGI Corp.	1,122	29,924

Total Gas Utilities		61,380

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	7,948	627,177
Align Technology, Inc.*	240	41,748
Baxter International, Inc.	2,409	195,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2020

Investments	Shares	Value
Becton, Dickinson and Co.	1,006	$231,149
Boston Scientific Corp.*	5,936	193,692
Cooper Cos., Inc. (The)	172	47,415
Danaher Corp.	2,885	399,313
Dentsply Sirona, Inc.	1,301	50,518
DexCom, Inc.*	271	72,972
Edwards Lifesciences Corp.*	859	162,024
IDEXX Laboratories, Inc.*	301	72,914
Intuitive Surgical, Inc.*	414	205,017
Medtronic PLC	6,597	594,917
ResMed, Inc.	455	67,017
STERIS PLC	562	78,663
Stryker Corp.	1,397	232,586
Teleflex, Inc.	102	29,872
Varian Medical Systems, Inc.*	344	35,315
Zimmer Biomet Holdings, Inc.	860	86,929

Total Health Care Equipment & Supplies		3,424,825

Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	645	57,083
Anthem, Inc.	1,032	234,305
Cardinal Health, Inc.	1,332	63,856
Centene Corp.*	2,334	138,663
Cigna Corp.*	1,414	250,533
CVS Health Corp.	6,282	372,711
HCA Healthcare, Inc.	1,161	104,316
Henry Schein, Inc.*	687	34,707
Humana, Inc.	515	161,720
Laboratory Corp. of America Holdings*	387	48,913
McKesson Corp.	860	116,324
Quest Diagnostics, Inc.	601	48,260
UnitedHealth Group, Inc.	4,066	1,013,979
Universal Health Services, Inc. Class B	386	38,245

Total Health Care Providers & Services		2,683,615

Health Care Technology - 0.2%
Cerner Corp.	2,212	139,334
Veeva Systems, Inc. Class A*	515	80,530

Total Health Care Technology		219,864

Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	1,206	15,883
Chipotle Mexican Grill, Inc.*	129	84,418
Darden Restaurants, Inc.	430	23,418
Domino’s Pizza, Inc.	172	55,740
Hilton Worldwide Holdings, Inc.	1,333	90,964
Las Vegas Sands Corp.	1,881	79,886
Marriott International, Inc. Class A	1,418	106,080
McDonald’s Corp.	3,606	596,252
MGM Resorts International	1,298	15,316
Norwegian Cruise Line Holdings Ltd.*	1,209	13,251
Royal Caribbean Cruises Ltd.	688	22,133
Starbucks Corp.	5,564	365,777
Wynn Resorts Ltd.	215	12,941
Yum! Brands, Inc.	1,066	73,053

Total Hotels, Restaurants & Leisure		1,555,112

Household Durables - 0.2%
D.R. Horton, Inc.	1,942	66,028
Garmin Ltd.	469	35,156
Lennar Corp. Class A	1,579	60,318
NVR, Inc.*	8	20,553
PulteGroup, Inc.	1,724	38,479
Whirlpool Corp.	81	6,950

Total Household Durables		227,484

Household Products - 1.8%
Church & Dwight Co., Inc.	1,032	66,234
Clorox Co. (The)	647	112,093
Colgate-Palmolive Co.	4,351	288,732
Kimberly-Clark Corp.	1,461	186,818
Procter & Gamble Co. (The)	11,798	1,297,780

Total Household Products		1,951,657

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	1,462	19,883
Vistra Energy Corp.	2,340	37,347

Total Independent Power & Renewable Electricity Producers		57,230

Industrial Conglomerates - 1.1%
3M Co.	2,823	385,368
General Electric Co.	35,518	282,013
Honeywell International, Inc.	3,396	454,351
Roper Technologies, Inc.	387	120,670

Total Industrial Conglomerates		1,242,402

Insurance - 1.8%
Aflac, Inc.	3,743	128,160
Alleghany Corp.	38	20,989
Allstate Corp. (The)	1,591	145,942
American International Group, Inc.	3,985	96,636
Aon PLC	1,032	170,321
Arch Capital Group Ltd.*	1,633	46,475
Arthur J. Gallagher & Co.	688	56,079
Chubb Ltd.	1,972	220,253
Cincinnati Financial Corp.	602	45,421
Fidelity National Financial, Inc.	1,475	36,698
Globe Life, Inc.	774	55,705
Hartford Financial Services Group, Inc. (The)	1,784	62,868
Lincoln National Corp.	1,118	29,426
Loews Corp.	558	19,435
Markel Corp.*	86	79,799
Marsh & McLennan Cos., Inc.	2,106	182,085
MetLife, Inc.	4,387	134,111
Principal Financial Group, Inc.	860	26,952
Progressive Corp. (The)	2,310	170,570
Prudential Financial, Inc.	1,763	91,923
Reinsurance Group of America, Inc.	128	10,770
Travelers Cos., Inc. (The)	1,025	101,834
W.R. Berkley Corp.	317	16,538
Willis Towers Watson PLC	515	87,473

Total Insurance		2,036,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2020

Investments	Shares	Value
Interactive Media & Services - 4.9%
Alphabet, Inc. Class A*	1,376	$1,598,843
Alphabet, Inc. Class C*	1,501	1,745,378
Facebook, Inc. Class A*	11,383	1,898,685
IAC/InterActiveCorp*	301	53,948
Snap, Inc. Class A*	4,434	52,720
Twitter, Inc.*	3,988	97,945

Total Interactive Media & Services		5,447,519

Internet & Direct Marketing Retail - 3.8%
Amazon.com, Inc.*	1,948	3,798,054
Booking Holdings, Inc.*	172	231,395
eBay, Inc.	4,279	128,627
Expedia Group, Inc.	519	29,204

Total Internet & Direct Marketing Retail		4,187,280

IT Services - 5.2%
Accenture PLC Class A	3,249	530,432
Akamai Technologies, Inc.*	862	78,864
Automatic Data Processing, Inc.	1,905	260,375
Booz Allen Hamilton Holding Corp.	288	19,768
Broadridge Financial Solutions, Inc.	430	40,777
Cognizant Technology Solutions Corp. Class A	2,834	131,696
EPAM Systems, Inc.*	139	25,807
Fidelity National Information Services, Inc.	3,077	374,286
Fiserv, Inc.*	2,584	245,454
FleetCor Technologies, Inc.*	344	64,170
Gartner, Inc.*	343	34,153
Global Payments, Inc.	1,032	148,845
GoDaddy, Inc. Class A*	1,073	61,279
International Business Machines Corp.	4,303	477,332
Jack Henry & Associates, Inc.	171	26,546
Leidos Holdings, Inc.	457	41,884
MasterCard, Inc. Class A	4,316	1,042,573
Okta, Inc.*	267	32,643
Paychex, Inc.	1,980	124,582
PayPal Holdings, Inc.*	5,436	520,443
Square, Inc. Class A*	1,932	101,198
Twilio, Inc. Class A*	527	47,161
VeriSign, Inc.*	430	77,439
Visa, Inc. Class A	7,902	1,273,170

Total IT Services		5,780,877

Leisure Products - 0.0%
Hasbro, Inc.	597	42,715

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,632	116,884
Illumina, Inc.*	514	140,384
IQVIA Holdings, Inc.*	772	83,268
Mettler-Toledo International, Inc.*	85	58,693
Thermo Fisher Scientific, Inc.	1,793	508,495
Waters Corp.*	301	54,797

Total Life Sciences Tools & Services		962,521

Machinery - 1.1%
Caterpillar, Inc.	2,669	309,711
Cummins, Inc.	688	93,100
Deere & Co.	1,286	177,674
Dover Corp.	727	61,024
Fortive Corp.	813	44,869
IDEX Corp.	124	17,126
Illinois Tool Works, Inc.	1,290	183,335
PACCAR, Inc.	1,548	94,629
Parker-Hannifin Corp.	559	72,519
Stanley Black & Decker, Inc.	684	68,400
Westinghouse Air Brake Technologies Corp.	819	39,418
Xylem, Inc.	773	50,346

Total Machinery		1,212,151

Media - 1.2%
Altice USA, Inc. Class A*	1,372	30,582
Charter Communications, Inc. Class A*	731	318,943
Comcast Corp. Class A	21,568	741,508
Discovery, Inc. Class C*	1,461	25,626
DISH Network Corp. Class A*	343	6,856
Fox Corp. Class A	2,016	47,638
Liberty Broadband Corp. Class C*	950	105,184
Omnicom Group, Inc.	1,032	56,657
ViacomCBS, Inc. Class B	1,627	22,794

Total Media		1,355,788

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	5,977	40,345
Newmont Corp.	3,664	165,906
Nucor Corp.	1,247	44,917

Total Metals & Mining		251,168

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Annaly Capital Management, Inc.	3,625	18,379

Multi-Utilities - 0.9%
Ameren Corp.	916	66,712
CenterPoint Energy, Inc.	991	15,311
CMS Energy Corp.	1,547	90,886
Consolidated Edison, Inc.	1,629	127,062
Dominion Energy, Inc.	3,589	259,090
DTE Energy Co.	602	57,172
NiSource, Inc.	2,149	53,661
Public Service Enterprise Group, Inc.	1,997	89,685
Sempra Energy	1,065	120,334
WEC Energy Group, Inc.	1,636	144,181

Total Multi-Utilities		1,024,094

Multiline Retail - 0.4%
Dollar General Corp.	903	136,362
Dollar Tree, Inc.*	1,019	74,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2020

Investments	Shares	Value
Target Corp.	2,371	$220,432

Total Multiline Retail		431,660

Oil, Gas & Consumable Fuels - 2.2%
Apache Corp.	859	3,591
Cheniere Energy, Inc.*	1,782	59,697
Chevron Corp.	9,081	658,009
Concho Resources, Inc.	1,159	49,663
ConocoPhillips	5,169	159,205
Diamondback Energy, Inc.	129	3,380
EOG Resources, Inc.	1,890	67,889
Exxon Mobil Corp.	19,809	752,148
Hess Corp.	1,633	54,379
Kinder Morgan, Inc.	10,834	150,809
Marathon Petroleum Corp.	3,182	75,159
Occidental Petroleum Corp.	3,005	34,798
ONEOK, Inc.	1,982	43,227
Phillips 66	2,063	110,680
Pioneer Natural Resources Co.	555	38,933
Targa Resources Corp.	1,505	10,399
Valero Energy Corp.	2,102	95,347
Williams Cos., Inc. (The)	4,425	62,614

Total Oil, Gas & Consumable Fuels		2,429,927

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	838	133,527

Pharmaceuticals - 4.5%
Allergan PLC	1,605	284,246
Bristol-Myers Squibb Co.	8,100	451,494
Eli Lilly & Co.	4,149	575,549
Johnson & Johnson	12,557	1,646,599
Merck & Co., Inc.	11,697	899,967
Mylan N.V.*	2,146	31,997
Pfizer, Inc.	26,089	851,545
Zoetis, Inc.	2,281	268,451

Total Pharmaceuticals		5,009,848

Professional Services - 0.3%
CoStar Group, Inc.*	119	69,878
Equifax, Inc.	387	46,227
IHS Markit Ltd.	1,813	108,780
TransUnion	473	31,303
Verisk Analytics, Inc.	730	101,748

Total Professional Services		357,936

Real Estate Management & Development - 0.0%
CBRE Group, Inc. Class A*	1,376	51,889

Road & Rail - 1.0%
CSX Corp.	3,544	203,071
Kansas City Southern	387	49,218
Norfolk Southern Corp.	1,247	182,062
Old Dominion Freight Line, Inc.	386	50,601
Uber Technologies, Inc.*	6,152	171,764
Union Pacific Corp.	3,417	481,934

Total Road & Rail		1,138,650

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc.*	5,413	246,183
Analog Devices, Inc.	1,849	165,763
Applied Materials, Inc.	4,853	222,364
Broadcom, Inc.	1,418	336,208
Intel Corp.	20,776	1,124,397
KLA Corp.	516	74,170
Lam Research Corp.	555	133,200
Marvell Technology Group Ltd.	2,566	58,069
Maxim Integrated Products, Inc.	1,456	70,776
Microchip Technology, Inc.	1,115	75,597
Micron Technology, Inc.*	5,070	213,244
NVIDIA Corp.	2,698	711,193
QUALCOMM, Inc.	5,501	372,143
Skyworks Solutions, Inc.	602	53,807
Teradyne, Inc.	469	25,406
Texas Instruments, Inc.	4,438	443,489
Xilinx, Inc.	966	75,290

Total Semiconductors & Semiconductor Equipment		4,401,299

Software - 8.0%
Adobe, Inc.*	2,027	645,073
ANSYS, Inc.*	344	79,970
Atlassian Corp. PLC Class A*	227	31,158
Autodesk, Inc.*	905	141,271
Cadence Design Systems, Inc.*	1,329	87,767
Citrix Systems, Inc.	726	102,765
DocuSign, Inc.*	566	52,298
Fortinet, Inc.*	515	52,103
Guidewire Software, Inc.*	246	19,510
Intuit, Inc.	1,021	234,830
Microsoft Corp.	36,083	5,690,650
NortonLifeLock, Inc.	3,205	59,966
Oracle Corp.	10,482	506,595
Palo Alto Networks, Inc.*	387	63,453
Paycom Software, Inc.*	135	27,271
salesforce.com, Inc.*	3,882	558,930
ServiceNow, Inc.*	695	199,173
Splunk, Inc.*	602	75,990
SS&C Technologies Holdings, Inc.	811	35,538
Synopsys, Inc.*	561	72,251
Tyler Technologies, Inc.*	85	25,208
VMware, Inc. Class A*	182	22,040
Workday, Inc. Class A*	597	77,741

Total Software		8,861,551

Specialty Retail - 1.9%
Advance Auto Parts, Inc.	301	28,089
AutoZone, Inc.*	86	72,756
Best Buy Co., Inc.	989	56,373
Burlington Stores, Inc.*	139	22,026
CarMax, Inc.*	554	29,822
Home Depot, Inc. (The)	4,897	914,319
Lowe’s Cos., Inc.	3,696	318,041
O’Reilly Automotive, Inc.*	343	103,260
Ross Stores, Inc.	1,419	123,410
Tiffany & Co.	688	89,096
TJX Cos., Inc. (The)	5,939	283,944
Tractor Supply Co.	559	47,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2020

Investments	Shares	Value
Ulta Beauty, Inc.*	168	$29,518

Total Specialty Retail		2,117,917

Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	19,951	5,073,340
Dell Technologies, Inc. Class C*	1,073	42,437
Hewlett Packard Enterprise Co.	6,233	60,522
HP, Inc.	6,219	107,962
NetApp, Inc.	1,139	47,485
Seagate Technology PLC	1,485	72,468
Western Digital Corp.	1,598	66,509

Total Technology Hardware, Storage & Peripherals		5,470,723

Textiles, Apparel & Luxury Goods - 0.6%
lululemon athletica, Inc.*	429	81,317
NIKE, Inc. Class B	6,076	502,728
VF Corp.	1,547	83,662

Total Textiles, Apparel & Luxury Goods		667,707

Tobacco - 0.8%
Altria Group, Inc.	8,928	345,246
Philip Morris International, Inc.	7,417	541,144

Total Tobacco		886,390

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,205	100,156
United Rentals, Inc.*	344	35,398
W.W. Grainger, Inc.	168	41,748

Total Trading Companies & Distributors		177,302

Water Utilities - 0.1%
American Water Works Co., Inc.	637	76,160
Essential Utilities, Inc.	477	19,414

Total Water Utilities		95,574

Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.*	1,656	138,938

Total United States		98,660,898

TOTAL COMMON STOCKS (Cost: $103,681,574)		99,580,508

	Principal Amount
U.S. GOVERNMENT OBLIGATIONS - 1.0%

U.S. Treasury Bills - 1.0%
U.S. Treasury Bills
0.20%, 6/18/20(a)(b)	$879,000	878,843
0.31%, 12/31/20(a)(b)	107,000	106,926
0.04%, 2/25/21(a)(b)	95,000	94,906

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $1,080,571)		1,080,675

TOTAL INVESTMENTS IN SECURITIES - 91.1% (Cost: $104,762,145)		100,661,183
Other Assets less Liabilities - 8.9%		9,873,674

NET ASSETS - 100.0%		$110,534,857

*	Non-income producing security.
(a)	Interest rate shown reflects the yield to maturity at the time of purchase.
(b)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $1,080,675 as of March 31, 2020.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	92	6/19/20	$12,759,250	$199,388
2 Year U.S. Treasury Note	58	6/30/20	12,782,203	26,376
5 Year U.S. Treasury Note	101	6/30/20	12,661,297	138,946
U.S. Treasury Long Bond	71	6/19/20	12,713,438	175,449
Ultra 10 Year U.S. Treasury Note	82	6/19/20	12,794,562	265,521

			$63,710,750	$805,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

March 31, 2020

Investments	Shares	Value
COMMON STOCKS - 100.0%

Canada - 1.9%

IT Services - 1.9%
Shopify, Inc. Class A*	1,744	$727,126

Israel - 1.7%

IT Services - 1.7%
Wix.com Ltd.*(a)	6,461	651,398

United States - 96.4%

Health Care Technology - 2.3%
Veeva Systems, Inc. Class A*	5,610	877,236

IT Services - 9.2%
Fastly, Inc. Class A*(a)	38,518	731,072
Okta, Inc.*	6,774	828,189
PayPal Holdings, Inc.*	7,790	745,815
Square, Inc. Class A*	10,937	572,880
Twilio, Inc. Class A*(a)	6,907	618,107

Total IT Services		3,496,063

Software - 84.9%
2U, Inc.*(a)	36,024	764,429
Adobe, Inc.*	2,385	759,002
Anaplan, Inc.*	14,960	452,690
Appfolio, Inc. Class A*(a)	6,910	766,665
Atlassian Corp. PLC Class A*	6,082	834,815
Avalara, Inc.*	9,662	720,785
Blackline, Inc.*(a)	14,256	750,008
Box, Inc. Class A*	55,478	778,911
Cloudflare, Inc. Class A*	45,771	1,074,703
Coupa Software, Inc.*(a)	5,643	788,496
Crowdstrike Holdings, Inc. Class A*(a)	14,645	815,434
Datadog, Inc. Class A*	19,437	699,343
DocuSign, Inc.*	10,360	957,264
Domo, Inc. Class B*	35,580	353,665
Dropbox, Inc. Class A*	41,988	759,983
Elastic N.V.*(a)	12,085	674,464
Everbridge, Inc.*	8,857	942,031
Five9, Inc.*	12,445	951,545
HubSpot, Inc.*(a)	4,493	598,423
j2 Global, Inc.(a)	9,268	693,710
Medallia, Inc.*(a)	29,218	585,529
Mimecast Ltd.*	18,214	642,954
New Relic, Inc.*	14,625	676,260
Pagerduty, Inc.*(a)	42,248	730,046
Paycom Software, Inc.*	3,023	610,676
Paylocity Holding Corp.*	6,595	582,470
Pluralsight, Inc. Class A*(a)	44,985	493,935
Proofpoint, Inc.*	7,031	721,310
Q2 Holdings, Inc.*(a)	10,365	612,157
Qualys, Inc.*	10,215	888,603
RealPage, Inc.*(a)	14,640	774,895
RingCentral, Inc. Class A*(a)	3,776	800,172
salesforce.com, Inc.*	4,744	683,041
ServiceNow, Inc.*	2,730	782,363
Slack Technologies, Inc. Class A*	30,543	819,774
Smartsheet, Inc. Class A*(a)	18,203	755,607
Tenable Holdings, Inc.*(a)	34,451	753,099
Workday, Inc. Class A*	4,806	625,837
Workiva, Inc.*	18,421	595,551
Yext, Inc.*(a)	52,977	539,836
Zendesk, Inc.*	10,592	677,994
Zoom Video Communications, Inc. Class A*(a)	9,080	1,326,770
Zscaler, Inc.*(a)	16,312	992,748
Zuora, Inc. Class A*	59,188	476,463

Total Software		32,284,456

Total United States		36,657,755

TOTAL COMMON STOCKS (Cost: $41,100,527)		38,036,279

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.2%

United States - 11.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(b) (Cost: $4,281,676)	4,281,676	4,281,676

TOTAL INVESTMENTS IN SECURITIES - 111.2% (Cost: $45,382,203)		42,317,955
Other Assets less Liabilities - (11.2)%		(4,268,541)

NET ASSETS - 100.0%		$38,049,414

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at March 31, 2020. At March 31, 2020, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,433,102 and the total market value of the collateral held by the Fund was $8,775,025. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,493,349.

(b)	Rate shown represents annualized 7-day yield as of March 31, 2020.

See Notes to Schedule of Investments.

Abbreviations used in the preceding schedules of investments and related tables are as follows:
Currency abbreviations:
AUD	Australian dollar	GBP	British pound	NOK	Norwegian krone
BRL	Brazilian real	HKD	Hong Kong dollar	NZD	New Zealand dollar
CHF	Swiss franc	ILS	Israeli new shekel	SEK	Swedish krona
CNY	Chinese yuan	JPY	Japanese yen	SGD	Singapore dollar
DKK	Danish krone	KRW	South Korean won	TWD	New Taiwan dollar
EUR	Euro	MYR	Malaysian ringgit	USD	U.S. dollar

Other abbreviations:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing each Fund’s assets:

WisdomTree Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$183,096,000	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,941,465	—

Total	$183,096,000	$4,941,465	$—

Unrealized Appreciation on Foreign Currency Contracts	—	2,279,408	—
Unrealized Depreciation on Foreign Currency Contracts	—	(284,820)	—

Total - Net	$183,096,000	$6,936,053	$—

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Australia	$3,234,151	$9,576	$—
New Zealand	846,121	14,241	—
Singapore	1,179,816	—	12,710	**
Other*	32,590,010	—	—
Rights	—	731	—
Investment of Cash Collateral for Securities Loaned	—	2,806,898	—

Total	$37,850,098	$2,831,446	$12,710

Unrealized Appreciation on Foreign Currency Contracts	—	719,941	—
Unrealized Depreciation on Foreign Currency Contracts	—	(42,243)	—

Total - Net	$37,850,098	$3,509,144	$12,710

WisdomTree Emerging Markets ESG Fund	Level 1	Level 2	Level 3
Common Stocks*	$37,624,660	$—	$—
U.S. Government Obligations	—	70,983	—
Warrants	249	—	—
Investment of Cash Collateral for Securities Loaned	—	570,861	—

Total	$37,624,909	$641,844	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,068	—
Unrealized Appreciation on Futures Contracts	25,954	—	—

Total - Net	$37,650,863	$642,912	$—

WisdomTree Europe Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,627,395	$—	$—
Investment of Cash Collateral for Securities Loaned	—	201,362	—

Total	$6,627,395	$201,362	$—

Notes to Schedule of Investments (unaudited) (continued)

Unrealized Appreciation on Foreign Currency Contracts	—	309,779	—
Unrealized Depreciation on Foreign Currency Contracts	—	(28,758)	—

Total - Net	$6,627,395	$482,383	$—

WisdomTree ICBCCS S&P China 500 Fund	Level 1	Level 2	Level 3
Common Stocks
Chemicals	$208,448	$—	$0	**
Pharmaceuticals	589,444	9,012	—
Other*	13,754,953	—	—
Investment of Cash Collateral for Securities Loaned	—	30,837	—

Total	$14,552,845	$39,849	$0

WisdomTree International ESG Fund	Level 1	Level 2	Level 3
Common Stocks*	$26,829,916	$—	$—

Total	$26,829,916	$—	$—

WisdomTree Japan Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,074,882	$—	$—
Investment of Cash Collateral for Securities Loaned	—	15,990	—

Total	$1,074,882	$15,990	$—

Unrealized Appreciation on Foreign Currency Contracts	—	26,603	—

Total - Net	$1,074,882	$42,593	$—

WisdomTree U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$24,169,257	$—
Foreign Corporate Bonds	—	332,946	—
U.S. Government Obligations	—	28,607	—
Investment of Cash Collateral for Securities Loaned	—	943,398	—

Total	$—	$25,474,208	$—

WisdomTree U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$35,053,430	$—
Foreign Corporate Bonds	—	323,121	—
Investment of Cash Collateral for Securities Loaned	—	8,910,275	—

Total	$—	$44,286,826	$—

WisdomTree U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$13,696,238	$—
Foreign Corporate Bonds	—	696,136	—
U.S. Government Obligations	—	41,428	—
Investment of Cash Collateral for Securities Loaned	—	1,050,202	—

Total	$—	$15,484,004	$—

WisdomTree U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
U.S. Corporate Bonds	$—	$20,912,071	$—
Foreign Corporate Bond	—	186,522	—
Investment of Cash Collateral for Securities Loaned	—	2,651,213	—

Total	$—	$23,749,806	$—

WisdomTree Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,331,113	$—	$—
Investment of Cash Collateral for Securities Loaned	—	64,128	—

Total	$17,331,113	$64,128	$—

WisdomTree 90/60 U.S. Balanced Fund	Level 1	Level 2	Level 3
Common Stocks*	$99,580,508	$—	$—
U.S. Government Obligations	—	1,080,675	—

Total	$99,580,508	$1,080,675	$—

Unrealized Appreciation on Futures Contracts	805,680	—	—

Total - Net	$100,386,188	$1,080,675	$—

Notes to Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund	Level 1	Level 2	Level 3
Common Stocks*	$38,036,279	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,281,676	—

Total	$38,036,279	$4,281,676	$—

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

During the nine-month fiscal period ended March 31, 2020, there were no significant transfers into or out of Level 3 of the fair value hierarchy.